UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-03451

SEI Daily Income Trust

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: January 31, 2014

Date of reporting period: July 31, 2014

Item 1.	Reports to Stockholders.

July 31, 2014

SEMI-ANNUAL REPORT

SEI Daily Income Trust

† Money Market Fund

† Government Fund

† Government II Fund

† Prime Obligation Fund

† Treasury Fund

† Treasury II Fund

† Ultra Short Duration Bond Fund

† Short-Duration Government Fund

† Intermediate-Duration Government Fund

† GNMA Fund

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Trust’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Since the Funds in SEI Daily Income Trust typically hold only fixed income securities, they generally are not expected to hold securities for which they may be required to vote proxies. Regardless, in light of the possibility of the possibility that a Fund could hold a security for which a proxy is voted, the Trust has adopted proxy voting policies. A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolios ecurities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-DIAL-SEI; and (ii) on the Commission’s website at http://www.sec.gov.

SCHEDULE OF INVESTMENTS (Unaudited)

Money Market Fund

July 31, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)

COMMERCIAL PAPER (B) (C) — 38.9%
Albion Capital LLC
0.190%, 08/15/14	$1,115	$1,115
0.200%, 08/21/14	425	425
ANZ New Zealand International
0.210%, 01/09/15	315	315
ASB Finance
0.110%, 08/13/14	3,000	3,000
0.210%, 01/16/15	315	315
Barclays
0.080%, 08/01/14	2,365	2,365
BNZ International Funding
0.210%, 01/15/15	1,255	1,254
Caisse Centrale Desjardins
0.160%, 08/28/14	2,440	2,440
0.155%, 08/29/14	635	635
0.200%, 10/30/14	2,880	2,878
Chariot Funding LLC
0.220%, 11/12/14	445	445
Ciesco LLC
0.140%, 08/12/14	1,042	1,042
Coca-Cola
0.170%, 08/05/14 to 01/07/15	3,000	2,999
DNB Bank
0.225%, 08/18/14 to 11/14/14	1,745	1,744
0.235%, 09/02/14	600	600
0.220%, 12/05/14	2,300	2,298
Fairway Finance LLC
0.170%, 08/04/14	1,000	1,000
Google
0.140%, 08/14/14	405	405
Gotham Funding
0.150%, 08/04/14 to 08/07/14	4,096	4,096
JPMorgan Securities LLC
0.120%, 08/01/14	4,000	4,000
0.260%, 09/02/14	170	170
0.240%, 09/29/14	115	115
0.230%, 10/20/14 to 01/06/15	8,300	8,294
0.230%, 11/10/14 to 01/02/15	4,065	4,061
Jupiter Securitization LLC
0.220%, 08/04/14 to 11/12/14	2,470	2,470
0.210%, 12/08/14 to 01/07/15	5,930	5,924
Liberty Street Funding LLC
0.130%, 08/11/14	1,901	1,901
0.140%, 08/18/14 to 08/19/14	3,785	3,785
0.170%, 08/21/14	1,000	1,000

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Manhattan Asset Funding LLC
0.180%, 08/19/14 to 09/10/14	$5,178	$5,178
0.190%, 08/20/14	314	314
0.165%, 08/21/14	1,115	1,115
Nestle Capital
0.160%, 10/03/14	3,000	2,999
Nestle Finance International
0.160%, 09/30/14	910	910
Nordea Bank
0.210%, 10/20/14 to 12/01/14	3,945	3,942
0.225%, 10/22/14	965	964
0.220%, 10/29/14	440	440
0.215%, 11/03/14	510	510
Old Line Funding LLC
0.230%, 08/08/14 to 08/13/14	4,265	4,265
0.230%, 08/25/14	765	765
0.240%, 09/12/14	940	940
0.240%, 10/01/14	1,000	1,000
0.220%, 11/21/14 to 01/20/15	5,230	5,226
0.250%, 01/21/15	495	494
Prudential Funding LLC
0.060%, 08/01/14	13,050	13,050
Svenska Handelsbanken
0.220%, 10/01/14	3,000	2,999
Thunder Bay Funding LLC
0.240%, 10/01/14	850	850
0.230%, 10/27/14	1,500	1,499
0.220%, 12/03/14 to 12/15/14	2,515	2,512
0.240%, 01/21/15	3,440	3,436
Toyota Credit Canada
0.230%, 12/15/14	415	415
0.220%, 01/28/15	1,800	1,798
Toyota Motor Credit
0.200%, 08/05/14	1,300	1,300
0.200%, 08/28/14 to 09/17/14	4,000	3,999
0.210%, 01/09/15	3,000	2,997
Victory Receivables
0.150%, 08/06/14 to 08/18/14	2,478	2,478
Westpac Securities NZ
0.210%, 11/12/14 to 11/13/14	3,660	3,657
Working Capital Management
0.130%, 08/04/14 to 08/07/14	2,010	2,010

Total Commercial Paper (Cost $133,153) ($ Thousands)		133,153

CERTIFICATES OF DEPOSIT — 22.2%
Bank of Montreal IL
0.210%, 08/14/14	545	545
0.170%, 09/10/14	2,700	2,700
0.170%, 09/10/14	1,000	1,000
0.180%, 10/15/14	965	965
0.200%, 11/17/14	675	675
0.210%, 01/02/15	3,000	3,000

SEI Daily Income Trust / Semi-Annual Report / July 31, 2014	1

SCHEDULE OF INVESTMENTS (Unaudited)

Money Market Fund (Continued)

July 31, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Bank of Nova Scotia
0.190%, 08/18/14	$325	$325
0.230%, 09/11/14	700	700
0.210%, 01/14/15	3,000	3,000
0.220%, 01/23/15	3,000	3,000
Bank of Tokyo-Mitsubishi UFJ NY
0.210%, 09/08/14	4,500	4,500
0.240%, 12/15/14	1,400	1,400
0.240%, 12/24/14	2,000	2,000
0.240%, 01/02/15	1,000	1,000
Canadian Imperial Bank of Commerce NY (A)
0.180%, 08/01/14	4,532	4,532
0.363%, 08/11/14	2,300	2,300
Citibank
0.160%, 08/06/14	1,990	1,990
DNB Bank
0.165%, 08/04/14	475	475
0.230%, 10/02/14	300	300
0.220%, 11/04/14	1,000	1,000
Nordea Bank
0.210%, 11/14/14	1,420	1,420
Nordea Bank Finland PLC
0.220%, 10/24/14	1,000	1,000
Norinchukin Bank
0.100%, 08/05/14	400	400
0.100%, 08/07/14	9,000	9,000
State Street Bank
0.200%, 12/15/14	2,000	2,000
0.210%, 12/17/14	2,245	2,245
Sumitomo Mitsui Banking
0.220%, 08/04/14	500	500
0.250%, 11/13/14	500	500
0.250%, 12/11/14	2,000	2,000
0.250%, 12/18/14	2,000	2,000
0.250%, 01/02/15	1,550	1,550
0.250%, 01/05/15	2,700	2,700
Svenska Handelsbanken NY
0.215%, 09/11/14	2,000	2,000
TD Securities
0.120%, 08/13/14	3,000	3,000
Toronto-Dominion Bank
0.200%, 08/04/14	575	575
0.170%, 08/06/14	1,177	1,177
0.120%, 08/11/14	3,000	3,000
0.210%, 01/16/15	840	840
Wells Fargo Bank
0.210%, 09/03/14	2,800	2,800
0.210%, 12/01/14	2,000	2,000

Total Certificates of Deposit (Cost $76,114) ($ Thousands)		76,114

Description	Face Amount ($ Thousands)	Value ($ Thousands)

TIME DEPOSITS — 12.7%
Citibank
0.080%, 08/01/14	$4,925	$4,925
Lloyds Bank PLC
0.060%, 08/01/14	16,110	16,110
National Australia Bank
0.050%, 08/01/14	13,000	13,000
Swedbank
0.070%, 08/01/14	9,465	9,465

Total Time Deposits (Cost $43,500) ($ Thousands)		43,500

U.S. GOVERNMENT AGENCY OBLIGATIONS (A) — 2.4%
FFCB
0.250%, 08/01/14	2,090	2,090
0.200%, 08/01/14	760	760
0.147%, 08/16/14	2,700	2,700
0.205%, 08/24/14	1,110	1,111
0.153%, 10/23/14	1,000	1,000
FFCB, Ser 1
0.230%, 08/01/14	350	350
FNMA
0.172%, 08/15/14	240	240
0.166%, 08/20/14	30	30

Total U.S. Government Agency Obligations (Cost $8,281) ($ Thousands)		8,281

MUNICIPAL BONDS (A) — 2.0%

Arizona — 0.2%
Pima County, Industrial Development Authority, RB
0.070%, 08/06/14	600	600

California — 0.2%
Sacramento, Municipal Utility District, Sub-Ser L, RB
0.050%, 08/07/14	585	585

Indiana — 0.2%
Indiana, Finance Authority, Ser F, RB
0.050%, 08/07/14	655	655

Iowa — 0.2%
Iowa State, Finance Authority, Ser C, RB
0.150%, 08/07/14	860	860
Iowa State, Finance Authority, Ser G, RB
0.150%, 08/07/14	30	30

		890

2	SEI Daily Income Trust / Semi-Annual Report / July 31, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Massachusetts — 0.1%
Simmons College, Higher Education Authority, RB
0.110%, 08/07/14	$205	$205

Michigan — 0.3%
Kent, Hospital Finance Authority, Ser C, RB
0.060%, 08/06/14	1,085	1,085

Minnesota — 0.2%
Minnesota State, Office of Higher Education, Ser A, RB
0.110%, 08/07/14	700	700

Missouri — 0.0%
St. Louis, Industrial Development Authority, Ser B, RB
0.070%, 08/06/14	55	55

New Hampshire — 0.0%
New Hampshire State, Health & Education Facilities Authority, Dartmouth College Project, Ser C, RB
0.080%, 08/06/14	190	190

Ohio — 0.2%
Cleveland, Department of Public Utilities Division of Water, Ser Q, RB
0.060%, 08/07/14	670	670

Texas — 0.1%
Texas State, Ser B, GO
0.080%, 08/07/14	375	375

Wisconsin — 0.3%
Wisconsin State, Health & Educational Facilities Authority, RB
0.050%, 08/06/14	800	800
Wisconsin State, Health & Educational Facilities Authority, Ser B, RB
0.060%, 08/06/14	170	170

		970

Total Municipal Bonds (Cost $6,980) ($ Thousands)		6,980

CORPORATE OBLIGATIONS — 0.8%
Commonwealth Bank of Australia
3.492%, 08/13/14	410	411
Commonwealth Bank of Australia (A)
0.182%, 08/01/14	1,000	1,000

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Nordea Bank MTN
3.700%, 11/13/14	$540	$545
Royal Bank of Canada MTN
0.936%, 10/30/14 (A)	335	335
Toyota Motor Credit
1.250%, 11/17/14	348	349

Total Corporate Obligations (Cost $2,640) ($ Thousands)		2,640

REPURCHASE AGREEMENTS (D) — 21.0%
Goldman Sachs 0.080%, dated 07/31/14, to be repurchased on 08/01/14, repurchase price $1,345,003 (collateralized by various FNMA obligations, par value $1,371,904, 3.500%, 02/01/18, with total market value $1,371,904)	1,345	1,345
Goldman Sachs 0.080%, dated 07/31/14, to be repurchased on 08/01/14, repurchase price $25,888,058 (collateralized by various FNMA obligations, ranging in par value $13,461,785 - $19,386,354, 3.500% - 4.000%, 08/01/42 - 11/01/42, with total market value $26,405,819)	25,888	25,888
Goldman Sachs 0.080%, dated 07/31/14, to be repurchased on 08/01/14, repurchase price $26,000,058 (collateralized by various FNMA obligations, par value $28,746,945, 3.500%, 11/01/42, with total market value $26,520,059)	26,000	26,000
Mizuho 0.170% dated 07/31/14, to be repurchased on 08/01/14, repurchase price $6,015,032 (collateralized by various corporate obligations*, ranging in par value $2,000 - $763,000, 2.125% - 6.950%, 03/23/15 - 05/13/23, with total market value of $6,316,821)	6,015	6,015
RBC Capital 0.150% dated 07/29/14, to be repurchased on 08/05/14, repurchase price $2,950,086 (collateralized by various corporate obligations*, ranging in par value $41 - $1,101,094, 3.875% - 8.875%, 07/01/19 - 10/01/22, with total market value of $3,097,540)	2,950	2,950

SEI Daily Income Trust / Semi-Annual Report / July 31, 2014	3

SCHEDULE OF INVESTMENTS (Unaudited)

Money Market Fund (Concluded)

July 31, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)

RBC Capital 0.080%, dated 07/31/14, to be repurchased on 08/01/14, repurchase price $7,130,016 (collateralized by various FNMA, FMAC and GNMA obligations, ranging in par value $1,005 -$4,345,218, 2.333% - 6.000%, 09/01/26 - 07/20/44, with total market value $7,272,617)	$7,130	$7,130
TD Securities 0.090% dated 07/31/14, to be repurchased on 08/01/14, repurchase price $1,670,004 (collateralized by various corporate obligations*, ranging in par value $12,228 - $466,226, 1.200% - 5.400%, 07/15/15 - 10/01/19, with total market value of $1,753,505)	1,670	1,670
Wells Fargo Securities 0.160% dated 07/31/14, to be repurchased on 08/01/14, repurchase price $910,004 (collateralized by corporate obligations*, par value $870,438 4.250%, 01/15/31, with total market value of $955,505)	910	910

Total Repurchase Agreements (Cost $71,908) ($ Thousands)		71,908

Total Investments — 100.0% (Cost $342,576)($ Thousands)		$342,576

*	A summary of the corporate obligations used to collateralize repurchase agreements entered into by the Fund at July 31, 2014, is as follows:

Counterparty	Corporate Obligation	Rate	Maturity Date	Par Amount ($ Thousands)
Wells Fargo	Berkshire Hathaway Financial	4.250%	01/15/21	$870
Mizuho	Anadarka Petroleum Corp.	6.950	06/15/19	53
	Banco Bradesco	4.100	03/23/15	125
	Banco BTG Pactual	4.000	01/16/20	457
	Banco Santander Brasil	4.500	04/06/15	500
	Goldman Sachs Group	3.850	07/08/24	50
	GRUPO Televisa DE CV	6.000	05/15/18	25
	Morgan Stanley	5.500	07/24/20	2,431
	Morgan Stanley	2.125	04/25/18	7
	Nabors	6.150	02/15/18	2
	Petrobras International Finance	8.375	12/10/18	763
	Petrobras International Finance	7.875	03/15/19	969
	Vale Overseas Limited	4.375	01/11/22	40
TD Securities	Bank Of Nova Scotia	1.750	03/22/17	301
	Bank Of Nova Scotia	1.650	10/29/15	466
	Canadian Imperial	2.600	07/02/15	122
	Danaher Corp.	5.400	03/01/09	12
	HSBC Bank	3.100	05/24/16	21
	National Bank of Canada	2.200	10/19/16	328
	Royal Bank	2.000	10/01/19	83
	Royal Bank	1.200	09/19/17	181
	Westpac Banking	1.850	11/28/18	28
	Westpac Banking	1.375	07/17/15	177

Counterparty	Corporate Obligation	Rate	Maturity Date	Par Amount ($ Thousands)
RBC Capital	AT&T	3.875%	08/15/21	$2
	ING	5.500	07/15/22	729
	JPMorgan Chase	3.250	09/23/22	184
	Loriland Tobacco Co.	6.875	05/01/20	445
	Lyondellbasell Industries	6.000	11/15/21	8
	Newcrest Financial	4.200	10/01/22	18
	PNC	4.375	08/11/20	176
	Providence of Nova Scotia	8.875	07/01/19	159
	Sinopec Group	3.900	05/17/22	1,101
	Willis Group Holdings	5.750	03/15/21	—

Percentages are based on Net Assets of $342,567 ($ Thousands).

(A)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on July 31, 2014. The demand and interest rate reset features give this security a shorter effective maturity date.

(B)	The rate reported is the effective yield at time of purchase.

(C)	Securities are held in connection with a letter of credit issued by a major bank.

(D)	Tri-Party Repurchase Agreement.

FFCB — Federal Farm Credit Bank

FMAC — Financial Management Advisory Committee

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

LLC — Limited Liability Company

MTN — Medium Term Note

PLC — Public Limited Company

RB — Revenue Bond

Ser — Series

As of July 31, 2014, all of the Fund’s investments were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended July 31, 2014, there were no Level 3 securities.

For more information on valuation inputs, see Note 2—Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

4	SEI Daily Income Trust / Semi-Annual Report / July 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Government Fund

July 31, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)

U.S. GOVERNMENT AGENCY OBLIGATIONS — 54.7%
FFCB
0.350%, 08/01/14 (A)	$4,280	$4,284
0.280%, 08/01/14 (A)	890	890
0.250%, 08/01/14 (A)	5,764	5,764
0.230%, 08/01/14 (A)	1,955	1,956
0.220%, 08/01/14 (A)	7,689	7,689
0.210%, 08/01/14 (A)	1,710	1,710
0.200%, 08/01/14 (A)	13,480	13,479
0.152%, 08/01/14 (A)	5,540	5,541
0.150%, 08/01/14 (A)	7,110	7,110
0.180%, 08/02/14 (A)	1,750	1,751
0.135%, 08/03/14 (A)	4,000	4,000
0.186%, 08/06/14 (A)	275	275
0.173%, 08/08/14 (A)	2,385	2,386
0.153%, 08/08/14 (A)	706	706
0.122%, 08/12/14 (A)	14,875	14,875
0.182%, 08/13/14 (A)	385	385
0.147%, 08/16/14 (A)	8,170	8,170
0.194%, 08/17/14 (A)	4,525	4,527
0.164%, 08/17/14 (A)	1,940	1,940
0.165%, 08/18/14 (A)	980	980
0.186%, 08/18/14	3,002	3,002
0.246%, 08/19/14 (A)	8,960	8,975
0.166%, 08/19/14 (A)	110	110
0.156%, 08/19/14 to 08/20/14 (A)	11,330	11,331
0.226%, 08/20/14 (A)	1,580	1,582
0.186%, 08/20/14 (A)	355	355
0.116%, 08/20/14 (A)	10,260	10,260
0.179%, 08/22/14 (A)	2,979	2,980
0.175%, 08/23/14 (A)	3,435	3,436
0.205%, 08/24/14 (A)	958	959
0.184%, 08/26/14 (A)	6,490	6,493
0.172%, 08/26/14 (A)	895	895
0.154%, 08/26/14 (A)	180	180
0.169%, 08/27/14 (A)	715	715
0.186%, 08/29/14 (A)	1,070	1,070
3.000%, 09/22/14	1,627	1,634
0.550%, 10/02/14	170	170
0.260%, 10/23/14	3,880	3,881
0.153%, 10/23/14 (A)	19,000	19,000
4.550%, 11/10/14	1,905	1,928
1.625%, 11/19/14	3,862	3,879
0.270%, 11/19/14 to 02/24/15	6,950	6,956
4.480%, 11/20/14	1,333	1,351
0.280%, 12/11/14	895	895
0.250%, 12/24/14	4,730	4,732

Description	Face Amount ($ Thousands)	Value ($ Thousands)

0.170%, 12/24/14	$4,150	$4,150
0.180%, 01/06/15	5,705	5,706
3.850%, 02/11/15	435	444
4.375%, 02/17/15	2,445	2,502
2.050%, 02/18/15	204	206
FFCB DN (B)
0.140%, 11/17/14	4,000	3,998
0.100%, 01/20/15	7,380	7,376
0.110%, 03/18/15	4,780	4,777
FFCB, Ser 1
0.230%, 08/01/14 (A)	1,185	1,185
FHLB
0.120%, 08/12/14 to 01/08/15	35,285	35,285
5.500%, 08/13/14	5,925	5,935
0.100%, 08/21/14 to 02/19/15	21,635	21,635
0.170%, 08/22/14 to 01/15/15	40,550	40,552
1.250%, 08/28/14 to 12/12/14	2,510	2,514
0.125%, 09/03/14 to 02/10/15	33,340	33,340
5.250%, 09/12/14	40	40
3.250%, 09/12/14	2,080	2,087
1.375%, 09/12/14	2,420	2,424
0.080%, 09/12/14 to 12/11/14	18,520	18,519
0.230%, 10/08/14	835	835
0.140%, 10/16/14 to 03/02/15	46,550	46,552
1.000%, 10/17/14	1,135	1,137
0.130%, 10/30/14 to 11/03/14	17,930	17,930
4.750%, 11/14/14 to 02/13/15	1,335	1,361
4.500%, 11/14/14 to 02/18/15	3,385	3,464
2.700%, 11/18/14	85	86
0.070%, 11/20/14	2,100	2,100
0.160%, 11/21/14	3,340	3,340
0.190%, 12/11/14	190	190
2.750%, 12/12/14 to 03/13/15	16,720	16,913
0.875%, 12/12/14	3,345	3,354
0.500%, 12/12/14	2,000	2,003
0.090%, 12/16/14 to 02/27/15	55,665	55,659
0.200%, 12/18/14	615	615
0.110%, 01/07/15	6,195	6,195
0.250%, 01/16/15 to 02/20/15	24,645	24,661
4.375%, 02/13/15	420	430
4.125%, 03/13/15	130	133

SEI Daily Income Trust / Semi-Annual Report / July 31, 2014	5

SCHEDULE OF INVESTMENTS (Unaudited)

Government Fund (Continued)

July 31, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)

3.500%, 03/13/15	$205	$209
0.150%, 03/17/15	735	735
FHLB DN
0.070%, 09/10/14 (B)	75,000	74,994
FHLMC
0.132%, 08/16/14 (A)	10,125	10,126
1.000%, 08/20/14 to 08/27/14	47,125	47,148
0.500%, 09/19/14	9,520	9,525
0.750%, 09/22/14 to 11/25/14	79,135	79,237
0.320%, 12/03/14	7,290	7,295
0.350%, 12/05/14 to 03/18/15	28,930	28,956
0.625%, 12/29/14	17,644	17,681
0.310%, 01/09/15	435	435
4.500%, 01/15/15	13,072	13,333
2.875%, 02/09/15	27,675	28,072
0.305%, 02/23/15	1,510	1,512
FHLMC DN
0.140%, 10/29/14 (B)	289	289
FHLMC MTN
0.375%, 08/28/14	13,684	13,687
5.000%, 10/27/14 to 11/13/14	4,275	4,327
0.305%, 01/02/15	610	610
5.150%, 03/01/15	665	684
FNMA
0.410%, 08/01/14 (A)	1,720	1,723
0.172%, 08/15/14 to 08/16/14 (A)	2,400	2,401
0.166%, 08/20/14 (A)	1,426	1,426
0.165%, 08/25/14 (A)	1,360	1,360
0.124%, 08/27/14 (A)	25,000	24,996
0.875%, 08/28/14	12,018	12,025
3.000%, 09/16/14	3,831	3,845
4.625%, 10/15/14	35,953	36,284
0.625%, 10/30/14	13,377	13,393
1.300%, 11/17/14	1,266	1,270
1.150%, 11/18/14	2,545	2,553
2.625%, 11/20/14	20,223	20,376
1.500%, 12/16/14	295	297
0.750%, 12/19/14	34,580	34,663
4.000%, 02/19/15 (D)	515	526
5.000%, 03/02/15	3,943	4,055
0.375%, 03/16/15	16,065	16,090
FNMA DN (B)
0.080%, 09/24/14	4,680	4,679
0.100%, 01/05/15	16,500	16,493

Total U.S. Government Agency Obligations (Cost $1,102,130) ($ Thousands)		1,102,130

Description	Face Amount ($ Thousands)	Value ($ Thousands)

REPURCHASE AGREEMENTS (C) — 45.2%
Bank of Montreal 0.080%, dated 07/31/14, to be repurchased on 08/01/14, repurchase price $200,000,444 (collateralized by various FMAC, FNMA, FCSB, FHLB and U.S. Treasury obligations, ranging in par value $5,000 - $100,000,000, 0.000% - 5.250%, 08/15/15 - 02/15/43, with total market value $204,000,514)	$200,000	$200,000
Bank of Nova Scotia 0.080%, dated 07/31/14, to be repurchased on 08/01/14, repurchase price $250,000,556 (collateralized by various FMAC, FNMA, and FHLB obligations, ranging in par value $23,100,000 - $99,600,000, 0.000%,08/08/14 - 07/15/22, with total market value $255,001,418)	250,000	250,000
Citibank 0.070% dated 07/31/14, to be repurchased on 08/01/14, repurchase price $65,000,126 (collateralized by various U.S. Treasury Notes, par value $42,400 - $11,913,900, 0.250% - 2.625%, 11/30/14 - 05/15/23, with total market value of $66,300,143)	65,000	65,000
Goldman Sachs 0.070%, dated 07/31/14, to be repurchased on 08/01/14, repurchase price $75,000,146 (collateralized by various FNMA obligations, ranging in par value $9,885,000 - $43,750,000, 0.000% - 1.375%, 08/15/14 -03/08/24, with total market value $76,501,001)	75,000	75,000
Goldman Sachs 0.070%, dated 07/31/14, to be repurchased on 08/01/14, repurchase price $100,000,194 (collateralized by various FMAC and FHLB obligations, ranging in par value $17,900,000 - $29,642,000, 0.000%, 08/15/14 - 03/08/24, with total market value $102,001,117)	100,000	100,000

6	SEI Daily Income Trust / Semi-Annual Report / July 31, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)

TD Securities 0.080%, dated 07/31/14, to be repurchased on 08/01/14, repurchase price $65,000,144 (collateralized by various U.S. Treasury Notes, ranging in par value $22,818,900 - $42,512,000, 0.375% - 2.625%, 11/15/15 - 11/15/20, with total market value $66,300,213)	$65,000	$65,000
Wells Fargo 0.080% dated 07/31/14, to be repurchased on 08/01/14, repurchase price $30,105,067 (collateralized by various U.S. Treasury Notes, par value $5,949,600 - $24,996,000, 0.625% - 2.125%, 05/31/15 -09/30/17, with total market value of $30,707,205)	30,105	30,105
Wells Fargo 0.080% dated 07/31/14, to be repurchased on 08/01/14, repurchase price $125,000,278 (collateralized by various U.S. Treasury Notes, par value $10,876,000 - $126,003,700, 1.000% - 2.875%, 10/31/16 - 05/15/43, with total market value of $127,500,331)	125,000	125,000

Total Repurchase Agreements (Cost $910,105) ($ Thousands)		910,105

Total Investments — 99.9% (Cost $2,012,235)($ Thousands)		$2,012,235

Percentages are based on Net Assets of $2,014,605 ($ Thousands).

(A)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on July 31, 2014. The demand and interest rate reset features give this security a shorter effective maturity date.

(B)	The rate reported is the effective yield at time of purchase.

(C)	Tri-Party Repurchase Agreement.

(D)	Step Bonds — The rate reflected on the Schedule of Investments is the effective yield on July 31, 2014. The coupon on a step bond changes on a specified date.

DN — Discount Note

FCSB — Federal Farm Credit Banks Consolidated Systemwide Bonds

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FMAC — Financial Management Advisory Committee

FNMA — Federal National Mortgage Association

MTN — Medium Term Note

Ser — Series

As of July 31, 2014, all of the Fund’s investments were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended July 31, 2014, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SEI Daily Income Trust / Semi-Annual Report / July 31, 2014	7

SCHEDULE OF INVESTMENTS (Unaudited)

Government II Fund

July 31, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)

U.S. GOVERNMENT AGENCY OBLIGATIONS — 94.4%
FFCB
0.350%, 08/01/14 (A)	$3,060	$3,063
0.290%, 08/01/14 (A)	595	596
0.280%, 08/01/14 (A)	615	615
0.250%, 08/01/14 (A)	5,408	5,408
0.250%, 08/01/14	685	685
0.230%, 08/01/14 (A)	2,145	2,146
0.220%, 08/01/14 (A)	6,926	6,926
0.210%, 08/01/14 (A)	1,580	1,580
0.200%, 08/01/14 (A)	11,070	11,069
0.152%, 08/01/14 to 08/14/14 (A)	5,402	5,402
0.150%, 08/01/14 (A)	4,905	4,905
0.137%, 08/01/14 (A)	7,210	7,211
0.186%, 08/02/14 (A)	1,970	1,971
0.180%, 08/02/14 (A)	1,250	1,251
0.155%, 08/03/14 (A)	800	800
0.135%, 08/03/14 (A)	5,000	4,999
0.186%, 08/06/14 to 08/18/14 (A)	7,505	7,509
0.173%, 08/08/14 (A)	1,615	1,616
0.153%, 08/08/14 (A)	523	523
0.153%, 08/10/14 (A)	1,000	1,000
0.122%, 08/12/14 (A)	14,835	14,835
0.182%, 08/13/14 (A)	565	565
0.147%, 08/16/14 (A)	5,830	5,830
0.194%, 08/17/14 (A)	3,658	3,660
0.164%, 08/17/14 (A)	1,360	1,360
0.166%, 08/18/14 (A)	720	720
0.246%, 08/19/14 (A)	6,840	6,852
0.166%, 08/19/14 (A)	90	90
0.156%, 08/19/14 to 08/20/14 (A)	8,075	8,076
0.226%, 08/20/14 (A)	1,185	1,187
0.186%, 08/20/14 (A)	270	270
0.181%, 08/20/14 (A)	290	290
0.116%, 08/20/14 (A)	7,325	7,325
0.179%, 08/22/14 (A)	2,189	2,190
0.174%, 08/22/14 (A)	2,240	2,241
0.174%, 08/26/14	605	605
0.175%, 08/23/14 (A)	3,054	3,055
0.205%, 08/24/14 (A)	625	626
0.204%, 08/26/14 (A)	1,460	1,461
0.184%, 08/26/14 (A)	4,665	4,667
0.154%, 08/26/14 (A)	720	720
0.169%, 08/27/14 (A)	984	984
0.169%, 08/27/14 (A)	4,020	4,022
0.124%, 08/27/14 (A)	1,925	1,925
0.186%, 08/29/14 (A)	2,960	2,960

Description	Face Amount ($ Thousands)	Value ($ Thousands)

3.000%, 09/22/14	$1,663	$1,670
0.550%, 10/02/14	140	140
0.200%, 10/15/14	860	860
0.153%, 10/23/14 (A)	1,000	1,000
1.625%, 11/19/14	5,516	5,541
0.270%, 11/19/14 to 02/24/15	5,115	5,119
4.480%, 11/20/14	200	203
0.280%, 12/11/14	710	710
0.250%, 12/24/14	325	325
0.170%, 12/24/14	3,450	3,450
3.850%, 02/11/15	305	311
4.375%, 02/17/15	1,640	1,678
2.050%, 02/18/15	133	134
FFCB DN (B)
0.010%, 08/01/14	6,250	6,250
0.140%, 10/17/14	17,345	17,341
0.140%, 11/17/14	4,000	3,998
0.135%, 12/24/14	4,945	4,942
0.100%, 01/20/15	4,825	4,823
0.110%, 03/18/15	3,205	3,203
FFCB, Ser 1
0.230%, 08/01/14 (A)	1,095	1,095
FHLB
0.180%, 08/05/14 to 01/09/15	2,980	2,980
0.120%, 08/12/14 to 01/08/15	42,025	42,025
5.500%, 08/13/14	6,270	6,281
0.100%, 08/21/14 to 02/20/15	32,615	32,613
0.170%, 08/22/14 to 01/15/15	22,690	22,690
1.250%, 08/28/14 to 12/12/14	2,200	2,203
0.090%, 08/28/14 to 02/27/15	74,700	74,694
0.125%, 09/03/14 to 01/23/15	30,260	30,260
5.250%, 09/12/14	470	473
3.250%, 09/12/14	4,445	4,461
1.375%, 09/12/14	2,690	2,694
1.000%, 09/22/14 to 10/17/14	1,650	1,653
0.240%, 09/25/14	1,260	1,260
1.400%, 09/29/14	380	381
0.400%, 09/30/14	675	675
0.225%, 10/01/14	5,200	5,201
0.230%, 10/08/14	725	725
0.160%, 10/10/14 to 11/21/14	4,895	4,895
0.140%, 10/16/14 to 03/02/15	28,475	28,476

8	SEI Daily Income Trust / Semi-Annual Report / July 31, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)

0.220%, 10/24/14 to 11/03/14	$9,840	$9,843
0.130%, 10/30/14 to 11/03/14	15,745	15,745
4.750%, 11/14/14 to 02/13/15	875	892
4.500%, 11/14/14 to 02/18/15	3,215	3,290
2.700%, 11/18/14	70	71
0.190%, 12/11/14	130	130
0.080%, 12/11/14	13,345	13,344
2.750%, 12/12/14 to 03/13/15	3,650	3,700
0.875%, 12/12/14	2,840	2,848
0.110%, 01/07/15	4,400	4,400
0.250%, 01/16/15 to 02/20/15	18,130	18,142
4.375%, 02/13/15	300	307
0.150%, 03/12/15 to 03/17/15	755	755
3.500%, 03/13/15	480	490
0.375%, 03/13/15	1,265	1,267
FHLB DN (B)
0.040%, 08/01/14	176,314	176,314
0.060%, 08/06/14	83,765	83,764
0.070%, 08/08/14	19,077	19,077
0.070%, 08/13/14	20,000	20,000
0.070%, 08/15/14	17,406	17,405
0.050%, 08/18/14	11,145	11,145
0.060%, 08/20/14	18,420	18,419
0.050%, 08/22/14	24,180	24,179
0.070%, 08/27/14	3,982	3,982
0.070%, 08/29/14	70,920	70,916
0.070%, 09/03/14	2,375	2,375
0.070%, 09/10/14	26,605	26,603
0.070%, 09/17/14	36,685	36,682
0.070%, 09/26/14	3,060	3,060
0.080%, 10/08/14	17,755	17,752
0.090%, 10/10/14	370	370
0.060%, 10/22/14	9,360	9,358
0.100%, 02/24/15	3,985	3,983
Tennessee Valley Authority DN (B)
0.600%, 08/07/14	5,565	5,565
0.050%, 08/14/14	23,620	23,620
0.100%, 08/21/14	980	980

Total U.S. Government Agency Obligations (Cost $1,123,997) ($ Thousands)		1,123,997

U.S. TREASURY OBLIGATIONS — 10.8%
U.S. Treasury Bills (B)
0.027%, 08/28/14	22,935	22,935
U.S. Treasury Notes
4.250%, 08/15/14	11,835	11,854

Description	Face Amount ($ Thousands)	Value ($ Thousands)

0.500%, 08/15/14 to 10/15/14	$58,840	$58,853
0.250%, 08/31/14	34,565	34,571

Total U.S. Treasury Obligations (Cost $128,213) ($ Thousands)		128,213

Total Investments — 105.2% (Cost $1,252,210)($ Thousands)		$1,252,210

Percentages are based on Net Assets of $1,190,103 ($ Thousands).

(A)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on July 31, 2014. The demand and interest rate reset features give this security a shorter effective maturity date.

(B)	The rate reported is the effective yield at time of purchase.

DN — Discount Note

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

Ser — Series

As of July 31, 2014, all of the Fund’s investments were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended July 31, 2014, there were no Level 3 securities.

For more information on valuation inputs, see Note 2—Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SEI Daily Income Trust / Semi-Annual Report / July 31, 2014	9

SCHEDULE OF INVESTMENTS (Unaudited)

Prime Obligation Fund

July 31, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)

COMMERCIAL PAPER (C) (D) — 41.8%
Albion Capital LLC
0.190%, 08/15/14	$20,080	$20,078
0.200%, 08/21/14	7,345	7,344
ANZ New Zealand International
0.200%, 11/07/14	20,000	19,989
0.210%, 01/09/15	39,870	39,833
ASB Finance
0.210%, 01/16/15	4,870	4,865
Bank of Nova Scotia
0.180%, 08/05/14	13,500	13,500
Bank of Tokyo-Mitsubishi UFJ NY
0.210%, 08/08/14	11,875	11,874
Barclays
0.080%, 08/01/14	200,000	200,000
BNZ International Funding
0.210%, 01/15/15	19,490	19,471
Caisse Centrale Desjardins
0.160%, 08/28/14	34,210	34,206
0.155%, 08/29/14	8,895	8,894
0.200%, 10/30/14	40,390	40,370
Chariot Funding LLC
0.220%, 11/12/14	31,980	31,961
Charta
0.200%, 09/08/14	3,485	3,484
Ciesco LLC
0.140%, 08/12/14	17,011	17,010
Coca-Cola
0.170%, 08/05/14 to 01/07/15	23,000	22,995
0.180%, 09/17/14 to 10/14/14	42,400	42,388
DNB Bank
0.225%, 08/18/14 to 11/14/14	38,255	38,241
0.235%, 08/26/14 to 09/08/14	38,800	38,791
0.220%, 12/05/14	21,000	20,984
Fairway Finance LLC
0.170%, 08/04/14	15,000	15,000
Google
0.140%, 08/14/14	6,810	6,810
JPMorgan Securities LLC
0.260%, 09/02/14	5,780	5,779
0.230%, 09/15/14 to 01/06/15	173,540	173,438
0.240%, 09/29/14	1,885	1,884
0.230%, 01/02/15	18,500	18,482
Jupiter Securitization LLC
0.220%, 08/04/14 to 11/12/14	47,915	47,901
0.210%, 12/08/14 to 01/07/15	62,885	62,828

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Liberty Street Funding LLC
0.130%, 08/11/14	$29,445	$29,444
0.140%, 08/18/14 to 08/19/14	54,215	54,211
0.170%, 08/21/14	10,000	9,999
Manhattan Asset Funding LLC
0.165%, 08/21/14	13,000	12,999
0.180%, 08/25/14 to 09/10/14	66,860	66,851
MetLife Short-Term Funding LLC
0.110%, 08/12/14	14,958	14,957
Nestle Capital
0.160%, 10/03/14	32,000	31,991
Nestle Finance International
0.130%, 08/22/14	8,130	8,129
0.160%, 09/30/14	63,310	63,293
Old Line Funding LLC
0.230%, 08/13/14	19,850	19,848
0.230%, 08/25/14 to 11/18/14	17,700	17,694
0.240%, 09/23/14 to 09/25/14	34,035	34,023
0.220%, 11/14/14 to 01/20/15	124,565	124,452
0.250%, 01/21/15	7,065	7,056
Procter & Gamble
0.150%, 10/21/14 to 10/27/14	7,285	7,283
Skandinaviska Enskilda Banken
0.200%, 11/17/14	15,000	14,991
Svenska Handelsbanken
0.220%, 10/01/14	10,000	9,996
Thunder Bay Funding LLC
0.220%, 09/12/14 to 12/15/14	50,126	50,093
0.240%, 10/01/14	14,080	14,074
0.240%, 10/09/14 to 01/21/15	20,330	20,316
Toyota Credit Canada
0.230%, 12/15/14	6,935	6,929
0.220%, 01/21/15	10,000	9,989
Toyota Motor Credit
0.200%, 08/28/14 to 11/03/14	68,000	67,983
0.210%, 10/27/14 to 01/20/15	136,200	136,084
0.220%, 11/14/14	18,000	17,988
Victory Receivables
0.150%, 08/14/14 to 08/18/14	66,687	66,683
Westpac Securities NZ
0.210%, 11/12/14 to 01/07/15	51,580	51,542
Working Capital Management
0.130%, 08/04/14 to 08/07/14	42,649	42,649

Total Commercial Paper (Cost $1,979,947) ($ Thousands)		1,979,947

CERTIFICATES OF DEPOSIT — 29.9%
Australia & New Zealand Banking Group NY
0.484%, 10/29/14 (A)	820	821
Bank of Montreal
0.210%, 08/14/14	59,480	59,480
0.170%, 09/10/14	52,300	52,300
0.170%, 09/10/14	20,000	20,000

10	SEI Daily Income Trust / Semi-Annual Report / July 31, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)

0.180%, 10/15/14	$14,985	$14,985
0.210%, 01/02/15	67,000	67,000
Bank of Nova Scotia
0.230%, 09/08/14	44,800	44,800
0.230%, 09/11/14	37,000	37,000
0.220%, 11/10/14	35,000	35,000
0.210%, 01/14/15	16,500	16,500
Bank of Tokyo-Mitsubishi UFJ NY
0.210%, 09/08/14	14,000	14,000
0.210%, 09/22/14	14,000	14,000
0.240%, 12/15/14	4,000	4,000
0.240%, 12/23/14	18,000	18,000
0.240%, 12/24/14	35,000	35,000
0.240%, 01/14/15	39,000	39,000
0.240%, 01/16/15	11,000	11,000
Canadian Imperial Bank of Commerce NY (A)
0.180%, 08/01/14	39,000	39,000
0.180%, 08/01/14	72,050	72,050
0.363%, 08/11/14	1,175	1,175
Citibank
0.160%, 08/06/14	28,610	28,610
DNB Bank
0.165%, 08/04/14	7,525	7,525
0.230%, 10/02/14	33,500	33,500
Mizuho Bank
0.210%, 08/07/14	57,775	57,776
Nordea Bank
0.205%, 09/18/14	1,235	1,235
Nordea Bank Finland PLC
0.220%, 10/24/14	24,000	24,000
Norinchukin Bank
0.100%, 08/05/14	18,000	18,000
0.100%, 08/07/14	124,000	124,000
Royal Bank of Canada NY
0.280%, 08/01/14 (A)	2,045	2,045
Skandinaviska Enskilda Banken NY
0.230%, 12/11/14	11,090	11,091
State Street Bank
0.200%, 12/15/14	35,000	35,000
Sumitomo Mitsui Banking
0.160%, 08/01/14	15,000	15,000
0.220%, 08/04/14	17,700	17,700
0.220%, 08/25/14	16,000	16,000
0.250%, 11/13/14	16,050	16,050
0.250%, 12/11/14	15,000	15,000
0.250%, 12/18/14	5,800	5,800
0.250%, 01/05/15	21,000	21,000
Svenska Handelsbanken NY (A)
0.175%, 09/08/14	20,000	20,000
0.215%, 09/11/14	54,800	54,800
0.523%, 10/16/14	8,293	8,305
TD Securities
0.120%, 08/13/14	45,000	45,000

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Toronto-Dominion Bank
0.200%, 08/04/14	$18,840	$18,840
0.170%, 08/06/14	16,911	16,911
0.120%, 08/11/14	50,000	50,000
0.210%, 01/16/15	11,960	11,960
Wells Fargo Bank
0.210%, 08/12/14	30,200	30,200
0.210%, 11/07/14	30,000	30,003
0.210%, 12/01/14	33,675	33,675
0.210%, 12/02/14	37,000	37,000
0.210%, 12/08/14	12,000	12,000
Westpac Banking (A)
0.234%, 08/28/14	2,000	2,000

Total Certificates of Deposit (Cost $1,415,137) ($ Thousands)		1,415,137

TIME DEPOSITS — 18.2%
Citibank
0.080%, 08/01/14	68,990	68,990
Lloyds Bank PLC
0.060%, 08/01/14	235,150	235,150
National Australia Bank
0.050%, 08/01/14	215,000	215,000
Northern Trust
0.030%, 08/01/14	72,669	72,669
Skandinaviska Enskilda Banken
0.050%, 08/01/14	40,200	40,200
Svenska Handelsbanken NY
0.060%, 08/01/14	100,000	100,000
Swedbank
0.070%, 08/01/14	132,555	132,555

Total Time Deposits (Cost $864,564) ($ Thousands)		864,564

MUNICIPAL BONDS (A) — 1.6%

Arizona — 0.1%
Pima County, Industrial Development Authority, RB
0.070%, 08/06/14	4,800	4,800

California — 0.1%
Sacramento, Municipal Utility District, Sub-Ser L, RB
0.050%, 08/07/14	4,750	4,750

Colorado — 0.1%
Colorado State, Housing & Finance Authority, Ser A1, RB
0.120%, 08/06/14	900	900
0.080%, 08/06/14	2,365	2,365
Colorado State, Housing & Finance Authority, Ser C1, RB
0.100%, 08/06/14	900	900

		4,165

SEI Daily Income Trust / Semi-Annual Report / July 31, 2014	11

SCHEDULE OF INVESTMENTS (Unaudited)

Prime Obligation Fund (Continued)

July 31, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Illinois — 0.0%
University of Illinois, Higher Education Authority, Ser S, RB
0.100%, 08/07/14 (A)	$1,300	$1,300

Indiana — 0.2%
Indiana, Finance Authority, Ser F, RB
0.050%, 08/07/14	8,280	8,280

Iowa — 0.1%
Iowa State, Finance Authority, Ser B, RB
0.100%, 08/07/14	800	800
Iowa State, Finance Authority, Ser C, RB
0.150%, 08/07/14	5,550	5,550
Iowa State, Finance Authority, Ser G, RB
0.150%, 08/07/14	145	145
Iowa State, Finance Authority, Ser M, RB
0.120%, 08/07/14	500	500

		6,995

Massachusetts — 0.1%
Simmons College, Higher Education Authority, RB
0.110%, 08/07/14	2,540	2,540

Michigan — 0.3%
Kent, Hospital Finance Authority, Ser C, RB
0.060%, 08/06/14	16,180	16,180

Missouri — 0.0%
St. Louis, Industrial Development Authority, Ser B, RB
0.070%, 08/06/14	840	840

New Hampshire — 0.1%
New Hampshire State, Health & Education Facilities Authority, Dartmouth College Project, Ser C, RB
0.080%, 08/06/14	2,945	2,945

Ohio — 0.1%
Cleveland, Department of Public Utilities Division of Water, Ser Q, RB
0.060%, 08/07/14	5,425	5,425

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Texas — 0.1%
Texas State, Ser B, GO
0.080%, 08/07/14	$5,710	$5,710

Wisconsin — 0.3%
Wisconsin State, Health & Educational Facilities Authority, RB
0.050%, 08/06/14	8,300	8,300
Wisconsin State, Health & Educational Facilities Authority, Ser B, RB
0.060%, 08/06/14	2,595	2,595
Wisconsin State, Housing & Economic Development Authority, Ser B, RB
0.090%, 08/07/14	915	915

		11,810

Total Municipal Bonds (Cost $75,740) ($ Thousands)		75,740

U.S. GOVERNMENT AGENCY OBLIGATIONS (A) — 0.4%
FFCB
0.200%, 08/01/14	13,390	13,389
FFCB, Ser 1
0.230%, 08/01/14	2,850	2,850
FNMA
0.172%, 08/15/14	3,460	3,462
0.166%, 08/20/14	190	190

Total U.S. Government Agency Obligations (Cost $19,891) ($ Thousands)		19,891

CORPORATE OBLIGATIONS — 0.7%
Bank of Nova Scotia
1.850%, 01/12/15	2,600	2,618
Commonwealth Bank of Australia MTN
3.750%, 10/15/14 (B)	1,220	1,229
Commonwealth Bank of Australia
0.182%, 08/01/14 (A)	18,000	18,000
Nordea Bank MTN
3.700%, 11/13/14 (B)	735	742
Royal Bank of Canada MTN
1.450%, 10/30/14	2,553	2,561
Toyota Motor Credit
1.250%, 11/17/14	6,312	6,330
Westpac Banking
0.484%, 10/29/14 (A) (B)	2,425	2,428

Total Corporate Obligations (Cost $33,908) ($ Thousands)		33,908

12	SEI Daily Income Trust / Semi-Annual Report / July 31, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)

REPURCHASE AGREEMENTS (E) — 7.4%
Goldman Sachs 0.080%, dated 07/31/14, to be repurchased on 08/01/14, repurchase price $18,820,042 (collateralized by various FNMA obligations, ranging in par value $517,317 - $26,744,872, 3.500% - 4.500%, 11/01/41-11/01/42; with total market value $19,196,443)	$18,820	$18,820
Goldman Sachs 0.080%, dated 07/31/14, to be repurchased on 08/01/14, repurchase price $47,000,104 (collateralized by various FNMA and FMAC obligations, ranging in par value $757,492 -$52,708,172, 3.500% - 4.000%, 07/01/42 - 08/01/42; with total market value $47,940,107)	47,000	47,000
Goldman Sachs 0.080%, dated 07/31/14, to be repurchased on 08/01/14, repurchase price $105,370,234 (collateralized by various FNMA and FMAC obligations, ranging in par value $4,543,985 - $27,057,159, 2.217% - 4.000%, 12/01/42 - 04/01/44; with total market value $107,477,639)	105,370	105,370
RBC Capital 0.150%, dated 07/29/14, to be repurchased on 08/05/14, repurchase price $42,111,228 (collateralized by various corporate obligations*, ranging in par value $2,808 - $4,359,977, 0.379% - 8.875%, 03/15/15 - 06/15/24, with total market value of $44,216,053)	42,110	42,110
RBC Capital 0.080%, dated 07/31/14, to be repurchased on 08/01/14, repurchase price $99,800,222 (collateralized by various GNMA, FNMA and FMAC obligations, ranging in par value $20 - $13,045,333, 2.500% - 8.500%, 02/01/16 - 07/01/44; with total market value $101,796,226)	99,800	99,800

Description	Face Amount ($ Thousands)	Value ($ Thousands)

TD Securities 0.090% dated 07/31/14, to be repurchased on 08/01/14, repurchase price $23,400,059 (collateralized by various corporate obligations*, ranging in par value $226,399 - $3,337,592, 1.250% - 5.400%, 04/14/15 - 07/08/24, with total market value of $24,570,062)	$23,400	$23,400
Wells Fargo 0.160% dated 07/31/14, to be repurchased on 08/01/14, repurchase price $12,780,057 (collateralized by various corporate obligations*, ranging in par value $6,372,973 - $7,038,333, 2.200% - 3.750%, 05/16/19 - 07/01/24, with total market value of $13,419,060)	12,780	12,780

Total Repurchase Agreements (Cost $349,280) ($ Thousands)		349,280

Total Investments — 100.0% (Cost $4,738,467)($ Thousands)		$4,738,467

*	A summary of the corporate obligations used to collateralize repurchase agreements entered into by the Fund at July 31, 2014, is as follows:

Counterparty	Corporate Obligation	Rate	Maturity Date	Par Amount ($ Thousands)
RBC Capital	Actavis	3.850%	06/15/24	$694
	AT&T	3.875	08/15/21	818
	Bank Of Montreal	2.625	01/25/16	—
	Banque	2.500	10/29/18	1,800
	Barclays Bank	0.980	12/21/22	65
	Block Financial	5.500	11/01/22	5
	Burlington Nortghern Santa Fe	3.850	09/01/23	3,661
	Caterplr Financial Services	1.000	03/03/17	7
	Citigroup	4.050	07/30/22	4,360
	Citigroup	8.500	05/22/19	1,551
	Commonwealth Bank Of Austra	0.731	09/20/16	550
	Danske Bank	3.875	04/14/16	234
	Ebay	2.200	08/01/19	3,648
	France Telecom	4.125	09/14/21	2,461
	Freeport-Mcmoran Copper & Gold	3.100	03/15/20	2,094
	GE Capital	5.000	11/15/15	15
	GE Capital	4.250	09/15/22	15
	GE Capital	6.750	05/15/18	50
	General Electric	1.375	08/01/17	15
	ICIC Bank	5.750	11/16/20	7
	Imperial	3.500	02/11/23	1,533
	ING	5.500	07/15/22	1,728
	Jefferies Group	6.875	04/15/21	1,847
	Lorillard Tobacco Co.	6.875	05/01/20	50
	Lyondellbasell Industries	6.000	01/15/21	88
	Macquarie Bank Limited	2.600	06/24/19	274
	Morgan Stanley	4.100	05/22/23	415
	Morgan Stanley	2.000	10/15/19	15
	Morgan Stanley	3.500	09/30/17	3
	Morgan Stanley	3.500	09/30/17	3
	National Australia Bank	2.250	07/01/19	2,300

SEI Daily Income Trust / Semi-Annual Report / July 31, 2014	13

SCHEDULE OF INVESTMENTS (Unaudited)

Prime Obligation Fund (Concluded)

July 31, 2014

Counterparty	Corporate Obligation	Rate	Maturity Date	Par Amount ($ Thousands)
	Oneok Partners	5.000%	09/15/23	$30
	Oracle	2.800	07/08/21	219
	Providence Of Nova Scotia	8.875	07/01/19	329
	Schlumberger Investment	3.300	09/14/21	90
	The Gap	5.950	04/12/21	4,256
	Toyota Motor Credit	0.380	03/10/15	237
	Toyota Motor Credit	2.050	01/12/17	27
	United Tech	3.100	06/01/22	382
	US BankCorp	2.200	04/25/19	2,273
	Volkswagen International Finance	0.555	11/18/15	3,061
	Willis Group Holdings	5.750	03/15/21	414
TD Securities	Bank of Nova Scotia	1.950	01/30/18	226
	Bank of Nova Scotia	1.750	03/22/17	2,611
	Bank of Nova Scotia	1.650	10/29/15	2,423
	Canadian Imperial	2.600	07/02/15	1,588
	Commonwealth Bank Of Austra	2.000	06/18/19	135
	Danaher	5.400	03/01/19	351
	HSBC Bank	3.100	05/24/16	3,016
	Manulife Financial	4.900	09/17/20	263
	National Australia Bank	2.000	06/20/17	791
	National Australia Bank	2.000	06/20/17	2,726
	National Bank of Canada	2.200	10/19/14	924
	Oracle	3.400	07/08/24	686
	Royal Bank	2.000	10/01/19	2,085
	Royal Bank	1.200	09/19/17	377
	Royal Bank	3.125	04/14/15	3,338
	Time Warner	2.100	06/01/19	1,748
	WestPac Banking	1.250	12/15/17	702
Wells Fargo	Pricoa	2.200	05/16/19	6,373
	UDR	3.750	07/01/24	7,038

Percentages are based on Net Assets of $4,738,519 ($ Thousands).

(A)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on July 31, 2014. The demand and interest rate reset features give this security a shorter effective maturity date.

(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(C)	The rate reported is the effective yield at time of purchase.

(D)	Securities are held in connection with a letter of credit issued by major bank.

(E)	Tri-party Repurchase Agreement.

FFCB — Federal Farm Credit Bank

FMAC — Financial Management Advisory Committee

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

LLC — Limited Liability Company

LP — Limited Partnership

MTN — Medium Term Note

PLC — Public Limited Company

RB — Revenue Bond

Ser — Series

As of July 31, 2014, all of the Fund’s investments were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended July 31, 2014, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

14	SEI Daily Income Trust / Semi-Annual Report / July 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Treasury Fund

July 31, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 28.0%
U.S. Treasury Bills (A)
0.086%, 08/14/14	$1,785	$1,785
U.S. Treasury Notes
0.095%, 08/05/14 (B)	4,065	4,065
0.094%, 08/05/14 (B)	5,295	5,295
0.075%, 08/05/14 (B)	960	960
0.500%, 08/15/14 to 10/15/14	6,925	6,930
2.375%, 08/31/14 to 02/28/15	18,015	18,118
0.250%, 08/31/14 to 02/28/15	28,775	28,790
0.375%, 11/15/14	4,915	4,919
2.125%, 11/30/14	3,530	3,553
2.625%, 12/31/14	2,050	2,071
0.125%, 12/31/14	3,450	3,451
2.250%, 01/31/15	22,010	22,247
11.250%, 02/15/15	1,325	1,405
4.000%, 02/15/15	4,150	4,238

Total U.S. Treasury Obligations (Cost $107,827) ($ Thousands)		107,827

REPURCHASE AGREEMENTS (C) — 71.9%
Bank of Montreal 0.070%, dated 07/31/14, to be repurchased on 08/01/14, repurchase price $50,000,097 (collateralized by U.S. Treasury Notes, ranging in par value $1,000 - $12,091,500, 0.250% - 2.750%, 12/15/14 - 05/15/22, with total market value of $51,000,160)	50,000	50,000
Bank of Nova Scotia 0.070% dated 07/31/14, to be repurchased on 08/01/14, repurchase price $35,000,068 (collateralized by U.S. Treasury Notes, par value $34,892,200 2.375%, 02/28/15, with total market value of $35,700,105)	35,000	35,000
Barclays Capital 0.080% dated 07/31/14, to be repurchased on 08/01/14, repurchase price $17,500,039 (collateralized by U.S. Treasury Notes, par value $18,121,900, 0.875%, 01/31/18, with total market value of $17,850,072)	17,500	17,500

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Barclays Capital 0.060% dated 07/31/14, to be repurchased on 08/01/14, repurchase price $35,000,058 (collateralized by U.S. Treasury Notes, par value $34,927,600 0.125%, 01/15/23, with total market value of $35,700,160)	$35,000	$35,000
Citibank 0.070% dated 07/31/14, to be repurchased on 08/01/14, repurchase price $35,000,068 (collateralized by U.S. Treasury Notes, ranging in par value $34,000 - $10,800,000, 0.875% - 5.250%, 06/30/15 - 02/15/44, with total market value of $35,700,103)	35,000	35,000
Goldman Sachs 0.030% dated 07/31/14, to be repurchased on 08/01/14, repurchase price $16,472,014 (collateralized by U.S. Treasury Notes, par value $16,858,500 0.250%, 05/15/16, with total market value of $16,801,469)	16,472	16,472
TD Securities 0.080% dated 07/31/14, to be repurchased on 08/01/14, repurchase price $35,000,078 (collateralized by U.S. Treasury Notes, ranging in par value $2,069,600 - $32,996,800, 0.625% - 2.125%, 05/31/15 - 09/30/17, with total market value of $35,700,147)	35,000	35,000
Wells Fargo 0.080% dated 07/31/14, to be repurchased on 08/01/14, repurchase price $17,500,039 (collateralized by U.S. Treasury Notes, par value $17,498,300, 2.125%, 05/31/15, with total market value of $17,850,097)	17,500	17,500
Wells Fargo 0.080% dated 07/31/14, to be repurchased on 08/01/14, repurchase price $35,000,078 (collateralized by U.S. Treasury Notes, ranging in par value $7,504,500 - $27,154,000, 0.500% - 2.375%, 07/31/16 - 07/31/17, with total market value of $35,700,166)	35,000	35,000

SEI Daily Income Trust / Semi-Annual Report / July 31, 2014	15

SCHEDULE OF INVESTMENTS (Unaudited)

Treasury Fund (Concluded)

July 31, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Total Repurchase Agreements (Cost $276,472) ($ Thousands)		$276,472

Total Investments — 99.9% (Cost $384,299)($ Thousands)		$384,299

Percentages are based on Net Assets of $384,628 ($ Thousands).

(A)	The rate reported is the effective yield at time of purchase.

(B)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on July 31, 2014. The demand and interest rate reset features give this security a shorter effective maturity date.

(C)	Tri-Party Repurchase Agreement.

As of July 31, 2014, all of the Fund’s investments were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended July 31, 2014, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

16	SEI Daily Income Trust / Semi-Annual Report / July 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Treasury II Fund

July 31, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 99.5%
U.S. Treasury Bills (A)
0.020%, 08/07/14	$1,491	$1,491
0.086%, 08/14/14	23,583	23,583
0.030%, 08/21/14	21,898	21,898
0.027%, 08/28/14	47,970	47,969
U.S. Treasury Notes
0.095%, 08/05/14 (B)	6,614	6,614
0.094%, 08/05/14 (B)	10,205	10,205
0.075%, 08/05/14 (B)	2,000	1,999
4.250%, 08/15/14	79,000	79,129
0.500%, 08/15/14 to 10/15/14	139,560	139,592
2.375%, 08/31/14 to 02/28/15	127,918	128,373
0.250%, 08/31/14 to 02/28/15	124,560	124,592
0.375%, 11/15/14	2,000	2,002
2.125%, 11/30/14	38,180	38,438
2.250%, 01/31/15	25,030	25,300
11.250%, 02/15/15	2,700	2,863
4.000%, 02/15/15	8,465	8,644

Total U.S. Treasury Obligations (Cost $662,692) ($ Thousands)		662,692

Total Investments — 99.5% (Cost $662,692)($ Thousands)		$662,692

Percentages are based on Net Assets of $666,254 ($ Thousands).

(A)	The rate reported is the effective yield at time of purchase.

(B)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on July 31, 2014. The demand and interest rate reset features give this security a shorter effective maturity date.

As of July 31, 2014, all of the Fund’s investments were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended July 31, 2014, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SEI Daily Income Trust / Semi-Annual Report / July 31, 2014	17

SCHEDULE OF INVESTMENTS (Unaudited)

Ultra Short Duration Bond Fund

July 31, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)

CORPORATE OBLIGATIONS — 42.4%

Consumer Discretionary — 1.4%
Autozone
1.300%, 01/13/17	$350	$350
NBCUniversal Enterprise
0.919%, 08/25/14 (A) (B)	575	581
0.771%, 10/15/14 (A) (B)	445	447
Newell Rubbermaid
2.000%, 06/15/15	450	455
Thomson Reuters
0.875%, 05/23/16	650	649
Time Warner Cable
5.850%, 05/01/17	400	448
TRW Automotive
7.250%, 03/15/17 (B)	270	305
Whirlpool
1.350%, 03/01/17	335	334

		3,569

Consumer Staples — 2.0%
Anheuser-Busch InBev Finance
0.623%, 08/02/14 (A)	350	350
BAT International Finance PLC
1.400%, 06/05/15 (B)	945	952
ConAgra Foods
1.300%, 01/25/16	600	604
CVS Caremark
1.200%, 12/05/16	340	342
Heineken
0.800%, 10/01/15 (B)	375	376
Kroger
0.763%, 10/17/14 (A)	600	601
Mondelez International
0.745%, 08/01/14 (A)	450	449
Philip Morris International
2.500%, 05/16/16	500	516
Reynolds American
1.050%, 10/30/15	260	260
SABMiller Holdings
0.915%, 08/01/14 (A) (B)	650	654

		5,104

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Energy — 2.7%
BP Capital Markets PLC
0.733%, 08/10/14 (A)	$750	$753
CNOOC Nexen Finance, Ser 2014
1.625%, 04/30/17	450	448
Devon Energy
0.771%, 09/15/14 (A)	500	502
Enbridge
0.678%, 09/02/14 (A)	540	541
Enterprise Products Operating LLC
1.250%, 08/13/15	45	45
Hess
1.300%, 06/15/17	300	299
Petrobras Global Finance
1.849%, 08/20/14 (A)	1,240	1,243
Petrobras Global Finance BV
2.592%, 09/17/14 (A)	800	809
Schlumberger Norge
1.250%, 08/01/17 (B)	145	144
Shell International Finance BV
0.434%, 08/15/14 (A)	850	852
Statoil
0.685%, 08/08/14 (A)	550	553
Total Capital Canada
0.614%, 10/17/14 (A)	180	181
Total Capital International
0.793%, 08/12/14 (A)	400	404
TransCanada PipeLines
0.750%, 01/15/16	350	350

		7,124

Financials — 27.2%
Abbey National Treasury Services PLC
0.740%, 09/13/14 (A)	1,610	1,612
ABN AMRO Bank
1.028%, 09/08/14 (A) (B)	400	404
0.640%, 09/08/14 (A) (B)	800	799
American Express Centurion Bank
0.674%, 08/13/14 (A)	785	788
American Express Credit
0.781%, 09/18/14 (A)	300	302
American Express Credit MTN
1.125%, 06/05/17	600	597
American Honda Finance
0.602%, 08/26/14 (A) (B)	815	818
American Honda Finance MTN
1.000%, 08/11/15 (B)	400	403
Australia & New Zealand Banking Group
0.784%, 08/15/14 (A)	375	377
0.614%, 10/10/14 (A) (B)	300	301
Banco Santander Chile
1.134%, 10/15/14 (A) (B)	500	500

18	SEI Daily Income Trust / Semi-Annual Report / July 31, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Bank Nederlandse Gemeenten
0.625%, 07/18/16 (B)	$1,300	$1,299
Bank of America
1.500%, 10/09/15	810	817
1.274%, 10/15/14 (A)	750	761
Bank of America MTN
1.050%, 10/15/14 (A)	200	202
Bank of Montreal MTN
0.834%, 10/09/14 (A)	500	505
Bank of New York Mellon MTN
0.670%, 10/15/14 (A)	350	351
0.457%, 09/06/14 (A)	100	100
Bank of Nova Scotia
1.300%, 07/21/17	400	399
0.754%, 10/15/14 (A)	670	674
0.671%, 09/11/14 (A)	400	401
Bank of Tokyo-Mitsubishi
0.677%, 08/26/14 (A) (B)	440	441
Bank of Tokyo-Mitsubishi UFJ
0.841%, 08/19/14 (A) (B)	200	201
Barclays Bank PLC
0.806%, 08/19/14 (A)	600	602
Barclays Bank PLC MTN
6.050%, 12/04/17 (B)	500	563
BB&T MTN
1.091%, 09/15/14 (A)	380	387
0.885%, 08/01/14 (A)	350	353
BNP Paribas MTN
0.820%, 09/12/14 (A)	550	552
BPCE MTN
1.073%, 08/10/14 (A)	700	707
Branch Banking & Trust
0.657%, 09/01/14 (A)	760	761
Capital One Bank USA
1.300%, 06/05/17	500	499
1.200%, 02/13/17	500	500
Capital One Financial
1.000%, 11/06/15	810	812
Citigroup
1.250%, 01/15/16	1,085	1,091
1.003%, 10/08/14 (A)	700	701
Cooperatieve Centrale Raiffeisen- Boerenleenbank BA
0.711%, 08/01/14 (A)	550	553
Credit Agricole
1.082%, 10/03/14 (A) (B)	1,150	1,160
Credit Suisse MTN
1.375%, 05/26/17	380	379
Credit Suisse USA
5.375%, 03/02/16	450	482
Daimler Finance North America LLC
1.375%, 08/01/17 (B)	535	534
1.250%, 01/11/16 (B)	610	615
1.085%, 08/01/14 (A) (B)	400	404
0.905%, 08/01/14 (A) (B)	910	918

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Deutsche Bank
1.350%, 05/30/17	$650	$648
ERAC USA Finance LLC
1.400%, 04/15/16 (B)	240	241
European Investment Bank
1.750%, 03/15/17	1,350	1,375
Export-Import Bank of Korea
0.984%, 10/14/14 (A)	450	453
Fifth Third Bank
1.350%, 06/01/17	750	749
0.637%, 08/26/14 (A)	790	792
Ford Motor Credit LLC
1.724%, 12/06/17	350	349
1.474%, 08/09/14 (A)	220	223
1.060%, 09/12/14 (A)	300	301
General Electric Capital
0.941%, 08/01/14 (A)	250	253
General Electric Capital MTN
1.250%, 05/15/17	750	751
Goldman Sachs Group
3.625%, 02/07/16	505	525
1.425%, 10/30/14 (A)	500	510
0.680%, 09/22/14 (A)	750	750
Goldman Sachs Group MTN
1.324%, 08/15/14 (A)	400	405
0.852%, 09/04/14 (A)	705	706
HSBC Bank PLC
0.864%, 08/15/14 (A) (B)	500	505
HSBC USA
2.375%, 02/13/15	330	334
1.300%, 06/23/17	1,190	1,189
Hyundai Capital America
1.875%, 08/09/16 (B)	165	167
1.625%, 10/02/15 (B)	685	690
ING Bank
1.873%, 10/18/14 (A) (B)	1,125	1,142
ING US
2.900%, 02/15/18	350	361
International Lease Finance
6.500%, 09/01/14 (B)	500	501
Intesa Sanpaolo
3.125%, 01/15/16	350	359
JPMorgan Chase
1.134%, 10/25/14 (A)	500	508
0.858%, 10/28/14 (A)	500	503
JPMorgan Chase MTN
0.847%, 08/01/14 (A)	1,090	1,096
KeyBank
0.717%, 08/25/14 (A)	700	703
KFW
2.000%, 06/01/16	950	974
Korea Development Bank
0.857%, 10/22/14 (A)	955	956
Macquarie Group
1.225%, 10/30/14 (A) (B)	350	350

SEI Daily Income Trust / Semi-Annual Report / July 31, 2014	19

SCHEDULE OF INVESTMENTS (Unaudited)

Ultra Short Duration Bond Fund (Continued)

July 31, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Manufacturers & Traders Trust
1.400%, 07/25/17	$450	$449
0.531%, 09/07/14 (A)	660	659
Metropolitan Life Global Funding I
1.500%, 01/10/18 (B)	220	218
0.614%, 10/10/14 (A) (B)	1,610	1,613
Morgan Stanley
1.477%, 08/25/14 (A)	1,120	1,136
1.083%, 10/24/14 (A)	400	404
Morgan Stanley MTN
5.950%, 12/28/17	140	159
National Rural Utilities Cooperative Finance MTN
0.527%, 08/23/14 (A)	600	603
New York Life Global Funding
0.583%, 10/23/14 (A) (B)	550	552
Nissan Motor Acceptance
4.500%, 01/30/15 (B)	320	326
0.934%, 09/26/14 (A) (B)	800	805
0.777%, 09/04/14 (A) (B)	245	246
Nordea Bank
1.250%, 04/04/17 (B)	600	598
PNC Bank
0.547%, 10/29/14 (A)	700	700
Pricoa Global Funding I MTN
0.375%, 08/16/14 (A) (B)	325	325
Principal Life Global Funding II
1.200%, 05/19/17 (B)	370	368
1.000%, 12/11/15 (B)	530	533
Principal Life Global Funding II MTN
1.125%, 02/24/17 (B)	300	299
Province of British Columbia
1.200%, 04/25/17	1,900	1,908
Province of Ontario Canada
1.600%, 09/21/16	1,400	1,424
Prudential Financial MTN
5.100%, 09/20/14	231	232
1.004%, 10/01/14 (A)	500	503
Rabobank MTN
2.125%, 10/13/15	880	897
Royal Bank of Canada MTN
1.200%, 01/23/17	400	401
0.850%, 03/08/16	990	992
0.563%, 10/23/14 (A)	450	451
Royal Bank of Scotland Group PLC
1.875%, 03/31/17	300	301
Societe Generale
1.315%, 08/14/14 (A)	450	451
Sumitomo Mitsui Banking
1.350%, 07/18/15	250	252
0.664%, 10/10/14 (A)	500	501
SunTrust Bank
0.664%, 08/15/14 (A)	300	300

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Svenska Handelsbanken
0.700%, 09/25/14 (A)	$700	$704
Toronto-Dominion Bank MTN
0.463%, 08/02/14 (A)	400	400
Toyota Motor Credit MTN
1.125%, 05/16/17	500	499
Travelers
6.250%, 06/20/16	467	514
UBS MTN
5.875%, 07/15/16	370	403
5.875%, 12/20/17	175	199
Union Bank
0.984%, 09/26/14 (A)	250	253
Ventas Realty†
1.550%, 09/26/16	550	555
1.250%, 04/17/17	140	140
Volkswagen Group of America Finance LLC
1.250%, 05/23/17 (B)	500	499
Volkswagen International Finance
1.125%, 11/18/16 (B)	260	260
0.666%, 09/09/14 (A) (B)	550	552
Wells Fargo MTN
1.150%, 06/02/17	650	647
0.764%, 10/20/14 (A)	990	996
Westpac Banking
1.200%, 05/19/17	275	274
0.843%, 10/17/14 (A)	325	327

		70,822

Health Care — 2.2%
Actavis Funding SCS
1.300%, 06/15/17 (B)	450	448
Amgen
2.125%, 05/15/17	500	510
0.608%, 08/22/14 (A)	1,150	1,152
Express Scripts Holding
1.250%, 06/02/17	600	597
GlaxoSmithKline Capital
0.700%, 03/18/16	844	846
McKesson
1.292%, 03/10/17	410	409
0.950%, 12/04/15	235	236
Mylan
1.350%, 11/29/16	400	400
Providence Health & Services Obligated Group
1.035%, 10/01/14 (A)	700	697
Thermo Fisher Scientific
1.300%, 02/01/17	165	165
WellPoint
1.250%, 09/10/15	210	211

		5,671

20	SEI Daily Income Trust / Semi-Annual Report / July 31, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Industrials — 2.1%
Air Lease
4.500%, 01/15/16	$300	$311
Canadian National Railway
0.423%, 08/06/14 (A)	1,000	1,000
GATX
1.250%, 03/04/17	215	214
General Electric
0.850%, 10/09/15	1,295	1,301
Norfolk Southern
5.750%, 01/15/16	980	1,048
PACCAR Financial MTN
1.100%, 06/06/17	325	324
Pentair Finance
1.350%, 12/01/15	285	287
Precision Castparts
0.700%, 12/20/15	145	145
Rockwell Collins
0.581%, 09/15/14 (A)	690	692

		5,322

Information Technology — 0.7%
Fidelity National Information Services
1.450%, 06/05/17	170	169
Hewlett-Packard
3.000%, 09/15/16	450	468
1.174%, 10/14/14 (A)	500	504
TSMC Global
0.950%, 04/03/16 (B)	325	325
Western Union
2.375%, 12/10/15	85	86
1.227%, 08/01/14 (A)	275	277

		1,829

Materials — 1.6%
Glencore Funding LLC
1.387%, 08/27/14 (A) (B)	700	704
Monsanto
1.150%, 06/30/17	500	498
0.423%, 08/07/14 (A)	710	711
Rio Tinto Finance USA PLC
1.072%, 09/17/14 (A)	955	963
Xstrata Finance Canada
2.050%, 10/23/15 (B)	900	910
Yara International
5.250%, 12/15/14 (B)	350	356

		4,142

Telecommunications — 1.4%
AT&T
0.608%, 08/12/14 (A)	1,350	1,354
British Telecommunications PLC
1.250%, 02/14/17	270	270

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Verizon Communications
1.981%, 09/14/14 (A)	$470	$494
1.761%, 09/17/14 (A)	410	421
1.350%, 06/09/17	600	599
0.631%, 09/09/14 (A)	560	561

		3,699

Utilities — 1.1%
Dominion Gas Holdings LLC
1.050%, 11/01/16 (B)	550	549
Duke Energy
0.612%, 10/03/14 (A)	1,190	1,194
Duke Energy Progress
0.430%, 09/06/14 (A)	180	180
Georgia Power
0.625%, 11/15/15	700	700
NextEra Energy Capital Holdings
1.339%, 09/01/15	300	302

		2,925

Total Corporate Obligations (Cost $109,773) ($ Thousands)		110,207

ASSET-BACKED SECURITIES — 29.7%

Automotive — 17.1%
Ally Auto Receivables Trust, Ser 2012- SN1, Cl A3
0.570%, 08/20/15	182	182
Ally Auto Receivables Trust, Ser 2013- SN1, Cl A3
0.720%, 05/20/16	480	480
Ally Auto Receivables Trust, Ser 2014- SN1, Cl A3
0.750%, 02/21/17	245	245
Ally Master Owner Trust, Ser 2012-3, Cl A2
1.210%, 06/15/17	480	483
Ally Master Owner Trust, Ser 2013-1, Cl A1
0.602%, 08/15/14 (A)	310	310
Ally Master Owner Trust, Ser 2013-1, Cl A2
1.000%, 02/15/18	825	826
Ally Master Owner Trust, Ser 2013-2, Cl A
0.602%, 08/15/14 (A)	750	751
Ally Master Owner Trust, Ser 2014-1, Cl A1
0.622%, 08/15/14 (A)	350	352
Ally Master Owner Trust, Ser 2014-2, Cl A1
0.552%, 08/15/14 (A)	1,350	1,350
Ally Master Owner Trust, Ser 2014-4, Cl A2
1.430%, 06/17/19	635	635

SEI Daily Income Trust / Semi-Annual Report / July 31, 2014	21

SCHEDULE OF INVESTMENTS (Unaudited)

Ultra Short Duration Bond Fund (Continued)

July 31, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)

American Credit Acceptance Receivables Trust, Ser 2012-3, Cl A
1.640%, 11/15/16 (B)	$127	$127
American Credit Acceptance Receivables Trust, Ser 2013-1, Cl A
1.450%, 04/16/18 (B)	186	186
American Credit Acceptance Receivables Trust, Ser 2013-2, Cl A
1.320%, 02/15/17 (B)	170	170
American Credit Acceptance Receivables Trust, Ser 2014-1, Cl A
1.140%, 03/12/18 (B)	157	157
AmeriCredit Automobile Receivables Trust, Ser 2010-A, Cl A3
3.510%, 07/06/17	45	45
AmeriCredit Automobile Receivables Trust, Ser 2012-2, Cl A3
1.050%, 10/11/16	578	579
AmeriCredit Automobile Receivables Trust, Ser 2012-5, Cl A3
0.620%, 06/08/17	575	575
AmeriCredit Automobile Receivables Trust, Ser 2013-2, Cl A3
0.650%, 12/08/17	490	490
AmeriCredit Automobile Receivables Trust, Ser 2013-4, Cl A2
0.740%, 11/08/16	561	562
AmeriCredit Automobile Receivables Trust, Ser 2013-5, Cl A2B
0.533%, 08/25/14 (A)	155	155
ARI Fleet Lease Trust, Ser 2012-A, Cl A
0.702%, 08/15/14 (A) (B)	40	40
ARI Fleet Lease Trust, Ser 2012-B, Cl A
0.452%, 08/15/14 (A) (B)	758	758
ARI Fleet Lease Trust, Ser 2013-A, Cl A2
0.700%, 12/15/15 (B)	216	216
ARI Fleet Lease Trust, Ser 2013-A, Cl A3
0.920%, 07/15/21 (B)	100	100
ARI Fleet Lease Trust, Ser 2014-A, Cl A2
0.810%, 11/15/22 (B)	170	170
California Republic Auto Receivables Trust, Ser 2013-1, Cl A2
1.410%, 09/17/18 (B)	876	883

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Capital Auto Receivables Asset Trust, Ser 2013-4, Cl A1
0.533%, 08/20/14 (A)	$295	$295
Capital Auto Receivables Asset Trust, Ser 2014-1, Cl A1A
0.680%, 05/20/16	325	325
Capital Auto Receivables Asset Trust, Ser 2014-1, Cl A3
1.320%, 06/20/18	190	191
CarMax Auto Owner Trust, Ser 2011-2, Cl A4
1.350%, 02/15/17	332	334
CarMax Auto Owner Trust, Ser 2012-1, Cl A3
0.890%, 09/15/16	122	122
CarMax Auto Owner Trust, Ser 2012-3, Cl C
1.500%, 08/15/18	120	121
CFC LLC, Ser 2013-1A, Cl A
1.650%, 07/17/17 (B)	39	39
Chesapeake Funding LLC, Ser 2011-2A, Cl A
1.406%, 08/07/14 (A) (B)	384	387
Chesapeake Funding LLC, Ser 2012-1A, Cl A
0.906%, 08/07/14 (A) (B)	728	730
Chesapeake Funding LLC, Ser 2014-1A, Cl A
0.576%, 08/07/14 (A) (B)	685	685
Chrysler Capital Auto Receivables Trust, Ser 2013-AA, Cl A2
0.610%, 11/15/16 (B)	241	241
CNH Wholesale Master Note Trust, Ser 2013-2A, Cl A
0.752%, 08/15/14 (A) (B)	425	426
CPS Auto Receivables Trust, Ser 2013- D, Cl A
1.540%, 07/16/18 (B)	998	1,002
CPS Auto Receivables Trust, Ser 2014- A, Cl A
1.210%, 08/15/18 (B)	213	213
Credit Acceptance Auto Loan Trust, Ser 2013-1A, Cl A
1.210%, 10/15/20 (B)	290	290
Credit Acceptance Auto Loan Trust, Ser 2013-2A, Cl A
1.500%, 04/15/21 (B)	365	367
Credit Acceptance Auto Loan Trust, Ser 2014-1A, Cl A
1.550%, 10/15/21 (B)	415	415
DT Auto Owner Trust, Ser 2014-1A, Cl A
0.660%, 07/17/17 (B)	158	158
DT Auto Owner Trust, Ser 2014-2A, Cl A
0.830%, 08/15/17 (B)	625	625

22	SEI Daily Income Trust / Semi-Annual Report / July 31, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Enterprise Fleet Financing LLC, Ser 2012-1, Cl A2
1.140%, 11/20/17 (B)	$213	$213
Enterprise Fleet Financing LLC, Ser 2013-1, Cl A2
0.680%, 09/20/18 (B)	516	516
Enterprise Fleet Financing LLC, Ser 2013-2, Cl A2
1.060%, 03/20/19 (B)	397	398
First Investors Auto Owner Trust, Ser 2012-2A, Cl A2
1.470%, 05/15/18 (B)	210	211
First Investors Auto Owner Trust, Ser 2013-1A, Cl A2
0.900%, 10/15/18 (B)	139	139
First Investors Auto Owner Trust, Ser 2013-2A, Cl A2
1.230%, 03/15/19 (B)	1,321	1,326
First Investors Auto Owner Trust, Ser 2013-3A, Cl A2
0.890%, 09/15/17 (B)	175	175
First Investors Auto Owner Trust, Ser 2014-1A, Cl A2
0.800%, 02/15/18 (B)	325	325
Ford Credit Auto Lease Trust, Ser 2012-B, Cl A3
0.570%, 09/15/15	198	198
Ford Credit Auto Lease Trust, Ser 2014-B, Cl A4
1.100%, 11/15/17	615	614
Ford Credit Auto Owner Trust, Ser 2011-A, Cl D
3.210%, 07/15/17	600	613
Ford Credit Auto Owner Trust, Ser 2012-A, Cl B
1.880%, 08/15/17	475	483
Ford Credit Auto Owner Trust, Ser 2012-B, Cl D
2.930%, 10/15/18	600	620
Ford Credit Floorplan Master Owner Trust, Ser 2013-1, Cl A2
0.532%, 08/15/14 (A)	1,695	1,698
Ford Credit Floorplan Master Owner Trust, Ser 2013-5, Cl A2
0.622%, 08/09/14 (A)	310	311
Ford Credit Floorplan Master Owner Trust, Ser 2014-1, Cl B
1.400%, 02/15/19	80	80
GE Dealer Floorplan Master Note Trust, Ser 2012-1, Cl A
0.726%, 08/20/14 (A)	768	770
GE Dealer Floorplan Master Note Trust, Ser 2012-3, Cl A
0.646%, 08/31/14 (A)	480	481

Description	Face Amount ($ Thousands)	Value ($ Thousands)

GE Dealer Floorplan Master Note Trust, Ser 2012-4, Cl A
0.596%, 08/20/14 (A)	$1,405	$1,408
GM Financial Leasing Trust, Ser 2014-1A, Cl A3
1.010%, 05/22/17 (B)	1,140	1,139
Harley-Davidson Motorcycle Trust, Ser 2011-1, Cl A3
0.960%, 05/16/16	—	—
Harley-Davidson Motorcycle Trust, Ser 2012-1, Cl A3
0.680%, 04/15/17	193	193
Hertz Fleet Lease Funding, Ser 2013-3, Cl B
1.204%, 08/10/14 (A) (B)	765	767
Hyundai Auto Lease Securitization Trust, Ser 2013-B, Cl A2
0.750%, 03/15/16 (B)	422	423
M&T Bank Auto Receivables Trust, Ser 2013-1A, Cl A3
1.060%, 11/15/17 (B)	1,075	1,081
Mercedes-Benz Auto Lease Trust, Ser 2013-B, Cl A3
0.620%, 07/15/16	150	150
Mercedes-Benz Master Owner Trust, Ser 2012-AA, Cl A
0.790%, 11/15/17 (B)	360	360
Mercedes-Benz Master Owner Trust, Ser 2012-BA, Cl A
0.422%, 08/15/14 (A) (B)	820	820
Motor PLC, Ser 2013-1A, Cl A1
0.655%, 08/15/14 (A) (B)	189	189
Nissan Master Owner Trust Receivables, Ser 2012-A, Cl A
0.622%, 08/15/14 (A)	1,240	1,243
Nissan Master Owner Trust Receivables, Ser 2013-A, Cl A
0.452%, 08/15/14 (A)	245	245
Porsche Innovative Lease Owner Trust, Ser 2013-1, Cl A4
0.880%, 10/22/19 (B)	310	311
Prestige Auto Receivables Trust, Ser 2013-1A, Cl A2
1.090%, 02/15/18 (B)	597	598
Prestige Auto Receivables Trust, Ser 2013-1A, Cl A3
1.330%, 05/15/19 (B)	250	250
Prestige Auto Receivables Trust, Ser 2014-1A, Cl A2
0.970%, 03/15/18 (B)	1,015	1,014
Santander Drive Auto Receivables Trust, Ser 2010-2, Cl C
3.890%, 07/17/17	248	249

SEI Daily Income Trust / Semi-Annual Report / July 31, 2014	23

SCHEDULE OF INVESTMENTS (Unaudited)

Ultra Short Duration Bond Fund (Continued)

July 31, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Santander Drive Auto Receivables Trust, Ser 2012-3, Cl D
3.640%, 05/15/18	$430	$447
Santander Drive Auto Receivables Trust, Ser 2012-4, Cl B
1.830%, 03/15/17	650	654
Santander Drive Auto Receivables Trust, Ser 2013-2, Cl A2A
0.660%, 06/15/17	115	115
Santander Drive Auto Receivables Trust, Ser 2013-2, Cl B
1.330%, 03/15/18	485	488
Santander Drive Auto Receivables Trust, Ser 2013-5, Cl A2B
0.532%, 08/16/14 (A)	178	178
SMART Trust, Ser 2014-1US, Cl A2B
0.452%, 08/14/14 (A)	855	855
SNAAC Auto Receivables Trust, Ser 2013-1A, Cl A
1.140%, 07/16/18 (B)	84	84
SNAAC Auto Receivables Trust, Ser 2014-1A, Cl A
1.030%, 09/17/18 (B)	428	427
Volkswagen Auto Lease Trust, Ser 2014-A, Cl A4
0.990%, 07/20/18	700	701
Volkswagen Auto Lease Trust, Ser 2014-A, Cl A2A
0.520%, 10/20/16	555	555
Volvo Financial Equipment LLC, Ser 2013-1A, Cl A3
0.740%, 09/09/14 (B)	350	350
Volvo Financial Equipment LLC, Ser 2014-1A, Cl A3
0.820%, 04/16/18 (B)	240	239
Westlake Automobile Receivables Trust, Ser 2013-1A, Cl A2
1.120%, 01/15/18 (B)	607	608
Westlake Automobile Receivables Trust, Ser 2014-1A, Cl A2
0.700%, 05/15/17 (B)	345	345
World Omni Automobile Lease Securitization Trust, Ser 2012-A, Cl A3
0.930%, 11/16/15	525	525
World Omni Master Owner Trust, Ser 2013-1, Cl A
0.502%, 08/15/14 (A) (B)	555	556

		44,531

Credit Card — 4.4%
American Express Credit Account Master Trust, Ser 2012-2, Cl A
0.680%, 03/15/18	675	676

Description	Face Amount ($ Thousands)	Value ($ Thousands)

American Express Credit Account Master Trust, Ser 2013-3, Cl A
0.980%, 05/15/19	$185	$185
BA Credit Card Trust, Ser 2014-A1, Cl A
0.532%, 08/13/14 (A)	650	651
Barclays Dryrock Issuance Trust, Ser 2014-1, Cl A
0.512%, 08/15/14 (A)	320	321
Cabela’s Master Credit Card Trust, Ser 2013-2A A2, Cl A2
0.802%, 08/15/14 (A) (B)	210	212
Cabela’s Master Credit Card Trust, Ser 2014-1, Cl A
0.502%, 08/15/14 (A)	165	165
Capital One Multi-Asset Execution Trust, Ser 2013-A3, Cl A3
0.960%, 09/16/19	360	359
Chase Issuance Trust, Ser 2007-B1, Cl B1
0.402%, 08/15/14 (A)	450	448
Chase Issuance Trust, Ser 2012-A5, Cl A5
0.590%, 08/15/17	1,240	1,241
Chase Issuance Trust, Ser 2014-A3, Cl A3
0.352%, 08/02/14 (A)	1,195	1,196
Chase Issuance Trust, Ser 2014-A6, Cl A
1.260%, 07/15/19	400	400
Citibank Credit Card Issuance Trust, Ser 2013-A3, Cl A3
0.910%, 07/23/18	500	503
Citibank Credit Card Issuance Trust, Ser 2014-A2, Cl A2
1.020%, 02/22/19	415	413
Citibank Credit Card Issuance Trust, Ser 2014-A4, Cl A4
1.230%, 04/24/19	650	649
Citibank Omni Master Trust, Ser 2009-A17, Cl A17
4.900%, 11/15/18 (B)	1,000	1,013
Discover Card Execution Note Trust, Ser 2014-A3, Cl A3
1.220%, 10/15/19	260	260
Dryrock Issuance Trust, Ser 2012-1, Cl A
0.302%, 08/15/14 (A)	305	305
Dryrock Issuance Trust, Ser 2012-2, Cl A
0.640%, 08/15/18	480	480
GE Capital Credit Card Master Note Trust, Ser 2009-4, Cl A
3.800%, 11/15/17	325	328

24	SEI Daily Income Trust / Semi-Annual Report / July 31, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)

GE Capital Credit Card Master Note Trust, Ser 2012-5, Cl A
0.950%, 06/15/18	$590	$592
Golden Credit Card Trust, Ser 2012-5A, Cl A
0.790%, 09/15/17 (B)	575	576
Master Credit Card Trust, Ser 2012-2A, Cl A
0.780%, 04/21/17 (B)	360	360

		11,333

Miscellaneous Business Services — 6.8%
Apidos CDO, Ser 2013-12A, Cl A
1.334%, 08/02/14 (A) (B)	600	594
Atrium CDO, Ser 2013-10A, Cl A
1.353%, 10/16/14 (A) (B)	605	599
Avalon IV Capital, Ser 2014-1AR, Cl AR
1.396%, 10/17/14 (A) (B)	335	335
Babson CLO, Ser 2013-IA, Cl A
1.328%, 10/21/14 (A)(B)	650	642
Bear Stearns Asset-Backed-Securities Trust, Ser 2005-SD2, Cl 2A1
0.815%, 08/25/14 (A)	308	309
Cent CLO 16, Ser 2014-20A, Cl A
1.724%, 01/25/26 (A) (B)	600	599
CIFC Funding, Ser 2013-1A, Cl A1
1.379%, 10/16/14 (A) (B)	485	479
City of New York, Ser 2013-A, Cl A
1.190%, 11/10/26 (B)	86	86
CNH Equipment Trust, Ser 2012-D, Cl A3
0.650%, 04/16/18	915	916
Dell Equipment Finance Trust, Ser 2014-1, Cl A3
0.940%, 06/22/20 (B)	500	500
Dryden XXXI Senior Loan Fund, Ser 2014-31A, Cl A
1.620%, 10/18/14 (A) (B)	250	249
GE Equipment Midticket LLC, Ser 2012-1, Cl A3
0.600%, 05/23/16	196	196
GE Equipment Midticket LLC, Ser 2013-1, Cl A2
0.640%, 03/22/16	165	165
GE Equipment Small Ticket LLC, Ser 2012-1A, Cl A3
1.040%, 09/21/15 (B)	267	268
GE Equipment Small Ticket LLC, Ser 2014-1A, Cl A3
0.950%, 09/25/17 (B)	400	400
GE Equipment Transportation LLC, Ser 2012-1, Cl A3
0.990%, 11/23/15	23	23

Description	Face Amount ($ Thousands)	Value ($ Thousands)

GE Equipment Transportation LLC, Ser 2012-2, Cl A3
0.620%, 07/25/16	$316	$316
HLSS Servicer Advance Receivables Backed Notes, Ser 2012-T2, Cl A2
1.990%, 10/15/45 (B)	625	630
HLSS Servicer Advance Receivables Backed Notes, Ser 2013-T1, Cl B2
1.744%, 01/16/46 (B)	405	404
HLSS Servicer Advance Receivables Backed Notes, Ser 2014-T1, Cl AT1
1.244%, 01/17/45 (B)	569	570
ING IM CLO, Ser 2014-1A, Cl A1
1.769%, 10/18/14 (A) (B)	290	290
Katonah CLO, Ser 2005-7A, Cl B
0.644%, 08/15/14 (A) (B)	504	504
Kubota Credit Owner Trust, Ser 2014-1A, Cl A2
0.580%, 02/15/17 (B)	190	190
Limerock CLO II, Ser 2014-2A, Cl A
1.735%, 08/18/14 (A) (B)	500	500
Macquarie Equipment Funding Trust, Ser 2012-A, Cl A2
0.610%, 04/20/15 (B)	98	98
Madison Park Funding CLO, Ser 2007-4A, Cl A1B
0.530%, 09/24/14 (A) (B)	420	411
MMAF Equipment Finance LLC, Ser 2013-AA, Cl A2
0.690%, 05/09/16 (B)	477	477
MMAF Equipment Finance LLC, Ser 2014-AA, Cl A3
0.870%, 01/08/19 (B)	560	558
Navient Student Loan Trust, Ser 2014-1, Cl A1
0.438%, 08/25/14 (A)	1,757	1,757
Nelnet Education Loan Funding, Ser 2004-2A, Cl A4
0.367%, 08/25/14 (A)	61	61
Neuberger Berman CLO XVI, Ser 2014-16A, Cl A1
1.704%, 09/11/14 (A) (B)	405	404
NYCTL Trust, Ser 2014-A, Cl A
1.030%, 11/10/27 (B)	230	230
Oak Hill Credit Partners, Ser 2013-8A, Cl A
1.348%, 10/21/14 (A) (B)	360	356
Octagon Investment Partners XVI, Ser 2013-1A, Cl A
1.346%, 10/17/14 (A) (B)	550	543
OHA Intrepid Leveraged Loan Fund, Ser 2013-1AR, Cl AR
1.148%, 08/22/14 (A) (B)	382	381

SEI Daily Income Trust / Semi-Annual Report / July 31, 2014	25

SCHEDULE OF INVESTMENTS (Unaudited)

Ultra Short Duration Bond Fund (Continued)

July 31, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)

SLM Student Loan Trust, Ser 2006-10, Cl A4
0.299%, 10/25/14 (A)	$176	$176
SLM Student Loan Trust, Ser 2007-2, Cl A2
0.229%, 10/25/14 (A)	157	157
SLM Student Loan Trust, Ser 2007-7, Cl A2
0.429%, 10/25/14 (A)	107	107
SLM Student Loan Trust, Ser 2011-A, Cl A1
1.152%, 08/15/14 (A) (B)	100	100
SLM Student Loan Trust, Ser 2011-B, Cl A1
1.002%, 08/15/14 (A) (B)	317	319
SLM Student Loan Trust, Ser 2012-5, Cl A1
0.352%, 08/25/14 (A)	115	114
SLM Student Loan Trust, Ser 2012-7, Cl A1
0.312%, 08/26/14 (A)	314	313
SLM Student Loan Trust, Ser 2013-1, Cl A1
0.302%, 08/25/14 (A)	150	150
Springleaf Funding Trust, Ser 2014-AA, Cl A
2.410%, 12/15/22 (B)	445	444
Structured Asset Securities Mortgage Loan Trust, Ser 2006-GEL3, Cl A2
0.385%, 08/25/14 (A) (B)	731	726
Structured Asset Securities Mortgage Loan Trust, Ser 2006-WF1, Cl A1
0.305%, 08/25/14 (A)	186	183

		17,829

Mortgage Related — 1.4%
Accredited Mortgage Loan Trust, Ser 2004-4, Cl A1A
0.490%, 08/27/14 (A)	266	261
ACE Securities Home Equity Loan Trust, Ser 2005-SD3, Cl A
0.555%, 08/15/14 (A)	7	7
Ameriquest Mortgage Securities Asset-Backed Pass-Through, Ser 2005-R3, Cl A1B
0.412%, 08/25/14 (A)	246	245
Bear Stearns Asset-Backed-Securities I Trust, Ser 2005-HE3, Cl M2
1.170%, 08/25/14 (A)	447	444
Citigroup Mortgage Loan Trust, Ser 2006-HE1, Cl A4
0.422%, 08/25/14 (A)	8	8
HSBC Home Equity Loan Trust, Ser 2006-1, Cl A1
0.316%, 08/20/14 (A)	1,197	1,191

Description	Face Amount ($ Thousands)	Value ($ Thousands)

HSBC Home Equity Loan Trust, Ser 2006-2, Cl A1
0.306%, 08/20/14 (A)	$238	$236
HSBC Home Equity Loan Trust, Ser 2006-3, Cl A4
0.396%, 08/20/14 (A)	510	506
JPMorgan Mortgage Acquisition, Ser 2005-FLD1, Cl M2
0.890%, 08/25/14 (A)	322	319
Option One Mortgage Loan Trust Asset-Backed Certificates, Ser 2005-4, Cl A3
0.415%, 08/25/14 (A)	78	77
Option One Mortgage Loan Trust, Ser 2005-1, Cl A1A
0.655%, 08/25/14 (A)	268	264

		3,558

Total Asset-Backed Securities (Cost $77,235) ($ Thousands)		77,251

MORTGAGE-BACKED SECURITIES — 20.1%

Agency Mortgage-Backed Obligations — 6.1%
FHLMC
4.500%, 09/01/26	96	102
4.000%, 05/01/19 to 04/01/20	676	716
2.203%, 08/01/14 (A)	151	158
2.166%, 08/01/14 (A)	117	123
FHLMC REMIC, Ser 2004-2764, Cl OE
4.500%, 03/15/19	99	105
FHLMC REMIC, Ser 2004-2778, Cl JD
5.000%, 12/15/32	12	12
FHLMC REMIC, Ser 2005-2931, Cl AM
4.500%, 07/15/19	20	20
FHLMC REMIC, Ser 2010-3634, Cl EA
4.000%, 11/15/23	116	119
FNMA
6.000%, 01/01/27	89	101
5.000%, 04/01/20 to 03/01/25	1,231	1,329
2.340%, 08/01/14 (A)	22	22
2.266%, 08/01/14 (A)	35	36
2.245%, 08/01/14 (A)	14	15
2.080%, 08/01/14 (A)	106	112
2.041%, 08/01/14 (A)	65	69
2.017%, 08/01/14 (A)	43	44
1.990%, 01/01/17	480	479
1.940%, 01/01/17	552	555
1.250%, 08/01/14 (A)	19	20
FNMA REMIC, Ser 1993-58, Cl H
5.500%, 04/25/23	37	40

26	SEI Daily Income Trust / Semi-Annual Report / July 31, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)

FNMA REMIC, Ser 2001-33, Cl FA
0.602%, 08/25/14 (A)	$28	$28
FNMA REMIC, Ser 2002-64, Cl FG
0.405%, 08/18/14 (A)	28	28
FNMA REMIC, Ser 2002-77, Cl CB
5.000%, 12/25/17	193	203
FNMA REMIC, Ser 2008-18, Cl HD
4.000%, 12/25/18	138	145
FNMA REMIC, Ser 2010-64, Cl EH
5.000%, 10/25/35	35	36
FNMA REMIC, Ser 2011-109, Cl PK
4.000%, 08/25/41	166	174
FNMA REMIC, Ser 2011-6, Cl BA
2.750%, 06/25/20	249	257
FNMA, Ser M3, Cl A1
2.587%, 03/25/20	79	79
FNMA TBA
3.500%, 08/01/40	850	896
3.000%, 08/25/26	4,200	4,330
GNMA
4.500%, 09/20/39 (A)	155	165
GNMA, Ser 2009-10, Cl JA
4.500%, 03/16/34	122	127
GNMA, Ser 2009-104, Cl NJ
4.250%, 07/20/36	53	55
GNMA, Ser 2009-113, Cl MJ
4.000%, 03/16/23	411	428
GNMA, Ser 2010-43, Cl JA
3.000%, 09/20/37	348	356
GNMA, Ser 2010-86, Cl PG
3.000%, 01/20/36	192	197
GNMA, Ser 2011-106, Cl ME
3.000%, 06/20/38	557	572
GNMA, Ser 2011-110, Cl A
2.237%, 03/16/33	260	262
Mortgage-Linked Amortizing Notes, Ser 2012-1, Cl A10
2.060%, 01/15/22	86	87
NCUA Guaranteed Notes, Ser 2010-R1, Cl 1A
0.603%, 08/04/14 (A)	684	688
NCUA Guaranteed Notes, Ser 2010-R1, Cl 2A
1.840%, 10/07/20	22	23
NCUA Guaranteed Notes, Ser 2010-R2, Cl 1A
0.526%, 08/06/14 (A)	225	225
NCUA Guaranteed Notes, Ser 2011-R1, Cl 1A
0.603%, 08/04/14 (A)	529	532
NCUA Guaranteed Notes, Ser 2011-R2, Cl 1A
0.553%, 08/09/14 (A)	288	288
NCUA Guaranteed Notes, Ser 2011-R3, Cl 1A
0.552%, 08/09/14 (A)	683	685

Description	Face Amount ($ Thousands)	Value ($ Thousands)

NCUA Guaranteed Notes, Ser 2011-R4, Cl 1A
0.536%, 08/05/14 (A)	$421	$422
NCUA Guaranteed Notes, Ser 2011-R6, Cl 1A
0.536%, 08/07/14 (A)	398	399

		15,864

Non-Agency Mortgage-Backed Obligations — 14.0%
Banc of America Merrill Lynch Commercial Mortgage, Ser 2, Cl A5
4.857%, 07/10/43 (A)	546	555
Banc of America Merrill Lynch Commercial Mortgage, Ser 4, Cl A5A
4.933%, 07/10/45	645	664
Banc of America Mortgage Securities, Ser 2005-F, Cl 2A2
2.702%, 08/01/14 (A) (B)	360	332
Banc of America Mortgage Securities, Ser 2005-J, Cl 2A1
2.760%, 08/01/14 (A) (B)	44	40
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-12, Cl 11A1
2.587%, 08/01/14 (A) (B)	111	89
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-3, Cl 2A1
2.571%, 08/01/14 (A) (B)	151	140
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-6, Cl 3A1
2.681%, 08/01/14 (A) (B)	259	229
Bear Stearns Commercial Mortgage Securities Trust, Ser 2004-PWR4, Cl A3
5.468%, 06/11/41 (A)	10	10
Bear Stearns Commercial Mortgage Securities Trust, Ser 2005-PW10, Cl A4
5.405%, 12/11/40 (A)	497	516
Bear Stearns Commercial Mortgage Securities Trust, Ser 2005-PWR8, Cl A4
4.674%, 06/11/41	511	522
Bear Stearns Commercial Mortgage Securities Trust, Ser 2005-PWR9, Cl A4A
4.871%, 09/11/42	81	83
Bear Stearns Commercial Mortgage Securities Trust, Ser 2005-T18, Cl A4
4.933%, 08/01/14 (A)	426	432

SEI Daily Income Trust / Semi-Annual Report / July 31, 2014	27

SCHEDULE OF INVESTMENTS (Unaudited)

Ultra Short Duration Bond Fund (Continued)

July 31, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Bear Stearns Commercial Mortgage Securities Trust, Ser 2005-TOP20, Cl A4A
5.288%, 08/01/14 (A)	$450	$468
Bear Stearns Commercial Mortgage Securities Trust, Ser 2006-PW13, Cl A4
5.540%, 09/11/41	289	309
Bear Stearns Commercial Mortgage Securities Trust, Ser 2006-PWR11, Cl A4
5.605%, 08/01/14 (A)	450	474
Bear Stearns Commercial Mortgage Securities Trust, Ser PWR5, Cl A5
4.978%, 08/01/14 (A)	29	29
Bear Stearns Commercial Mortgage Securities Trust, Ser PWR6, Cl A6
4.825%, 11/11/41	48	48
Bear Stearns Commercial Mortgage Securities Trust, Ser PWR7, Cl A3
5.116%, 02/11/41 (A)	360	364
CD Mortgage Trust, Ser 2006-CD2, Cl A4
5.480%, 08/01/14 (A)	380	399
CD Mortgage Trust, Ser 2007-CD4, Cl A4
5.322%, 12/11/49	575	622
CD Mortgage Trust, Ser 2007-CD5, Cl A4
5.886%, 08/01/14 (A)	446	492
Citigroup Commercial Mortgage Trust, Ser 2004-C2, Cl A5
4.733%, 10/15/41	269	270
Citigroup Commercial Mortgage Trust, Ser 2005-C3, Cl A4
4.860%, 05/15/43	191	193
Citigroup Commercial Mortgage Trust, Ser 2012-GC8, Cl A1
0.685%, 09/10/45	294	293
Citigroup Mortgage Loan Trust, Ser 2004-HYB3, Cl 1A
2.604%, 08/01/14 (A) (B)	63	64
Citigroup Mortgage Loan Trust, Ser 2006-AR2, Cl 1A1
2.696%, 08/01/14 (A) (B)	227	206
Commercial Mortgage Pass-Through Certificates, Ser 2010-C1, Cl A1
3.156%, 07/10/46 (B)	505	515
Commercial Mortgage Pass-Through Certificates, Ser 2012-CR2, Cl A1
0.824%, 08/15/45	221	222
Commercial Mortgage Pass-Through Certificates, Ser 2012-CR3, Cl A1
0.666%, 11/15/45	203	202

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Commercial Mortgage Pass-Through Certificates, Ser 2012-CR4, Cl A1
0.704%, 10/15/45	$331	$329
Commercial Mortgage Pass-Through Certificates, Ser 2013-CR10, Cl A1
1.278%, 08/10/46	235	235
Commercial Mortgage Pass-Through Certificates, Ser CR9, Cl A1
1.344%, 07/10/45	1,019	1,020
Comm Mortgage Trust, Ser 2014-BBG, Cl A
0.952%, 08/15/14 (A) (B)	295	296
Commercial Mortgage Trust, Ser 2012-LC4, Cl A1
1.156%, 12/10/44	215	216
Countrywide Home Loans, Ser 2004-29, Cl 1A1
0.692%, 08/25/14 (A) (B)	33	32
Countrywide Home Loans, Ser 2005-HY10, Cl 3A1A
2.538%, 08/01/14 (A) (B)	197	164
Credit Suisse Commercial Mortgage Trust, Ser C4, Cl A3
5.467%, 09/15/39	178	191
DBUBS Mortgage Trust, Ser 2011-LC1A, Cl A1
3.742%, 11/10/46 (B)	497	517
FDIC Structured Sale Guaranteed Notes, Ser 2010-S1, Cl 1A
0.702%, 08/01/14 (A) (B)	205	205
FDIC Trust, Ser 2012-C1, Cl A
0.841%, 08/01/14 (A) (B)	208	208
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-DN2, Cl M1
1.005%, 08/25/14 (A) (B)	451	448
FNMA Connecticut Avenue Securities, Ser 2014-C02, Cl 2M1
1.105%, 08/25/14 (A) (B)	236	234
FNMA Connecticut Avenue Securities, Ser 2014-C02, Cl 1M1
1.105%, 08/25/14 (A) (B)	287	284
FNMA Connecticut Avenue Securities, Ser 2014-C03, Cl 1M1
1.351%, 08/25/14 (A) (B)	650	648
Fosse Master Issuer PLC, Ser 2011-1A, Cl A2
1.628%, 10/18/14 (A) (B)	—	—
GE Capital Commercial Mortgage, Ser C3, Cl A7A
4.974%, 08/01/14 (A)	500	515
GE Capital Commercial Mortgage, Ser C4, Cl A4
5.489%, 08/01/14 (A)	1,070	1,109

28	SEI Daily Income Trust / Semi-Annual Report / July 31, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)

GMAC Commercial Mortgage Securities, Ser 2004-C3, Cl A4
4.547%, 12/10/41	$6	$6
GMAC Mortgage Loan Trust, Ser 2005-AR6, Cl 2A1
2.994%, 08/01/14 (A) (B)	246	231
Granite Master Issuer PLC, Ser 2006-3, Cl A3
0.236%, 08/22/14 (A) (B)	719	714
Granite Master Issuer PLC, Ser 2006-3, Cl A4
0.236%, 08/20/14 (A) (B)	678	672
Granite Master Issuer PLC, Ser 2006-4, Cl A6
0.336%, 08/20/14 (A) (B)	88	87
Granite Master Issuer PLC, Ser 2007-1, Cl 2A1
0.296%, 08/20/14 (A) (B)	92	91
Granite Master Issuer PLC, Ser 2007-1, Cl 3A1
0.356%, 08/20/14 (A) (B)	104	104
GS Mortgage Securities II, Ser 2010-C2, Cl A1
3.849%, 12/10/43 (B)	643	667
GS Mortgage Securities II, Ser 2012-GCJ9, Cl A1
0.662%, 11/10/45	230	230
GS Mortgage Securities II, Ser GC13, Cl A1
1.206%, 07/10/46	147	147
GS Mortgage Securities II, Ser GC14, Cl A1
1.217%, 08/10/46	252	253
GSR Mortgage Loan Trust, Ser 2005-AR4, Cl 2A1
2.705%, 08/01/14 (A) (B)	301	268
GSR Mortgage Loan Trust, Ser 2006-AR1, Cl 2A1
2.657%, 08/01/14 (A) (B)	346	326
GSR Mortgage Loan Trust, Ser 2007-AR2, Cl 1A1
2.693%, 08/01/14 (A) (B)	276	233
Hilton USA Trust, Ser HLF, Cl AFL
1.156%, 08/15/14 (A) (B)	225	225
Hilton USA Trust, Ser ORL, Cl A
1.050%, 08/15/14 (A) (B)	1,000	1,000
Impac CMB Trust, Ser 2004-9, Cl 1A1
0.912%, 08/25/14 (A) (B)	79	72
Impac CMB Trust, Ser 2005-2, Cl 1A1
0.672%, 08/03/14 (A) (B)	86	81
Impac CMB Trust, Ser 2005-3, Cl A1
0.632%, 08/25/14 (A) (B)	79	69

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Impac CMB Trust, Ser 2005-5, Cl A1
0.792%, 08/25/14 (A) (B)	$64	$57
Impac CMB Trust, Ser 2005-8, Cl 1A
0.412%, 08/25/14 (A) (B)	207	174
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2005-LDP3, Cl A4A
4.936%, 08/01/14 (A)	1,036	1,066
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2005-LDP4, Cl A4
4.918%, 08/01/14 (A)	571	590
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2005-LDP7, Cl A4
5.866%, 08/01/14 (A)	180	193
JPMorgan Chase Commercial Mortgage Securities Trust, Ser CB11, Cl A4
5.335%, 08/12/37 (A)	493	501
JPMorgan Chase Commercial Mortgage Securities, Ser 2010-C1, Cl A1
3.853%, 06/15/43 (B)	371	378
JPMorgan Chase Commercial Mortgage Securities, Ser 2011-C4, Cl A1
1.525%, 07/15/46 (B)	2	2
JPMorgan Chase Commercial Mortgage Securities, Ser 2012-C8, Cl A1
0.705%, 10/15/45	101	101
JPMorgan Chase Commercial Mortgage Securities, Ser 2013-C13, Cl A1
1.303%, 01/15/46	202	204
JPMorgan Chase Commercial Mortgage Securities, Ser C3, Cl A5
4.878%, 01/15/42	717	723
JPMorgan Mortgage Trust, Ser 2005-A6, Cl 7A1
2.745%, 08/01/14 (A) (B)	160	153
JPMorgan Mortgage Trust, Ser 2007-A3, Cl 1A1
2.550%, 08/01/14 (A) (B)	177	146
LB-UBS Commercial Mortgage Trust, Ser 2004-C7, Cl A6
4.786%, 10/15/29 (A)	31	31
LB-UBS Commercial Mortgage Trust, Ser 2004-C7, Cl A1A
4.475%, 10/15/29	178	178
LB-UBS Commercial Mortgage Trust, Ser 2004-C8, Cl A6
4.799%, 08/18/14 (A)	79	80

SEI Daily Income Trust / Semi-Annual Report / July 31, 2014	29

SCHEDULE OF INVESTMENTS (Unaudited)

Ultra Short Duration Bond Fund (Continued)

July 31, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)

LB-UBS Commercial Mortgage Trust, Ser 2005-C7, Cl A4
5.197%, 11/15/30 (A)	$250	$257
Merill Lynch Mortgage Trust, Ser 2004- BPC1, Cl A5
4.855%, 10/12/41 (A)	423	424
Merrill Lynch Mortgage Investors, Ser 2005-A3, Cl A1
0.422%, 08/25/14 (A) (B)	82	79
Merrill Lynch Mortgage-Backed Securities Trust, Ser 2007-3, Cl 2A1
2.813%, 08/01/14 (A) (B)	307	242
ML-CFC Commercial Mortgage Trust, Ser 2007-5, Cl A4
5.378%, 08/12/48	117	126
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2012-C6, Cl A1
0.664%, 11/15/45	128	128
Morgan Stanley Capital I Trust, Ser 2005-HQ6, Cl A4A
4.989%, 08/13/42	611	624
Morgan Stanley Capital I Trust, Ser C1, Cl A1
2.602%, 09/15/47 (B)	360	365
Morgan Stanley Capital I Trust, Ser C4, Cl A1
1.085%, 03/15/45	312	312
Morgan Stanley Capital I Trust, Ser T19, Cl A4A
4.890%, 06/12/47	246	252
Morgan Stanley Re-Remic Trust, Ser 2012-IO, Cl AXA
1.000%, 03/27/51 (B)	374	377
MortgageIT Trust, Ser 2005-5, Cl A1
0.412%, 08/25/14 (A) (B)	292	273
Opteum Mortgage Acceptance Asset- Backed Pass-Through Certificates, Ser 2005-1, Cl A4
0.555%, 08/25/14 (A) (B)	35	35
Opteum Mortgage Acceptance Asset-Backed Pass-Through Certificates, Ser 2005-2, Cl AII1
0.415%, 08/25/14 (A) (B)	463	464
Paragon Mortgages PLC, Ser 2006-12A, Cl A2C
0.444%, 08/15/14 (A) (B)	119	112
Paragon Mortgages PLC, Ser 2007-15A, Cl A2C
0.451%, 10/19/14 (A) (B)	286	267
Residential Funding Mortgage Securities I, Ser 2007-SA3, Cl 2A1
3.881%, 08/01/14 (A) (B)	232	196

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Sequoia Mortgage Trust, Ser 2004-12, Cl A1
0.426%, 08/20/14 (A) (B)	$37	$36
Silverstone Master Issuer PLC, Ser 2012-1A, Cl 1A
1.784%, 10/22/14 (A) (B)	300	303
Springleaf Mortgage Loan Trust, Ser 2013-1A, Cl A
1.270%, 06/25/58 (A) (B)	306	305
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C3, Cl A1
0.726%, 08/10/49	330	328
UBS-Citigroup Commercial Mortgage Trust, Ser 2011-C1, Cl A1
1.524%, 01/10/45	529	534
Wachovia Bank Commercial Mortgage Trust, Ser 2005-C21, Cl A4
5.414%, 08/01/14 (A)	291	303
Wachovia Bank Commercial Mortgage Trust, Ser 2005-C22, Cl A4
5.457%, 08/01/14 (A)	300	313
Wachovia Bank Commercial Mortgage Trust, Ser C17, Cl A4
5.083%, 03/15/42 (A)	624	631
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR2, Cl 1A1
2.336%, 08/01/14 (A) (B)	321	299
Wells Fargo Commercial Mortgage Trust, Ser 2012-LC5, Cl A1
0.687%, 10/15/45	336	336
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-BB, Cl A2
2.615%, 08/01/14 (A) (B)	148	148
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR10, Cl 2A1
2.609%, 08/01/14 (A) (B)	265	259
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR12, Cl 1A1
2.702%, 08/01/14 (A) (B)	171	159
WFRBS Commercial Mortgage Trust, Ser 2011-C2, Cl A1
2.501%, 02/15/44 (B)	494	498
WFRBS Commercial Mortgage Trust, Ser 2011-C3, Cl A1
1.988%, 03/15/44 (B)	437	440
WFRBS Commercial Mortgage Trust, Ser 2012-C10, Cl A1
0.734%, 12/15/45	710	709

30	SEI Daily Income Trust / Semi-Annual Report / July 31, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)

WFRBS Commercial Mortgage Trust, Ser 2012-C6, Cl A1
1.081%, 04/15/45	$147	$148
WFRBS Commercial Mortgage Trust, Ser 2012-C9, Cl A1
0.673%, 11/15/45	411	410
WFRBS Commercial Mortgage Trust, Ser C15, Cl A1
1.264%, 08/15/46	275	275

		36,453

Total Mortgage-Backed Securities (Cost $53,000) ($ Thousands)		52,317

MUNICIPAL BONDS — 6.7%

California — 0.3%
California State, Higher Education Authority, GO
5.450%, 04/01/15	355	367
University of California, Ser Y-1, RB
0.656%, 08/01/14 (A)	490	492

		859

Florida — 0.2%
Florida, Hurricane Catastrophe Fund Finance, Ser A, RB
1.298%, 07/01/16	620	624

Illinois — 0.2%
City of Chicago, Midway Airport Revenue, Ser C, RB
1.320%, 01/01/16	270	271
Illinois State, Ser B, GO
1.780%, 04/01/16	300	303

		574

Indiana — 0.1%
Indiana, Bond Bank, Ser C, RB
0.589%, 07/15/15	325	325

Kentucky — 0.2%
Louisville, Regional Airport Authority, Ser C, RB
0.769%, 07/01/16	410	409

Maine — 0.2%
Maine, Municipal Bond Bank, RB
1.068%, 06/01/15	525	525

Michigan — 0.5%
Kalamazoo, Hospital Finance Authority, Ser B, RB
3.125%, 05/15/41 (A)	750	755

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Wayne County, Airport Authority, Ser A, GO
5.000%, 12/01/14	$490	$497

		1,252

New Jersey — 2.0%
New Jersey State, Economic Development Authority, Ser 00, RB
1.059%, 03/01/16	500	500
New Jersey State, Economic Development Authority, Ser Q, RB
0.996%, 06/15/16	2,675	2,669
New Jersey State, Transportation Trust Fund Authority, Ser B, RB
1.087%, 12/15/16	1,250	1,255
New Jersey State, Turnpike Authority, Ser B, RB
4.252%, 01/01/16	625	640

		5,064

New York — 0.2%
City of New York, Ser D-2, GO
3.250%, 12/01/14	295	298
Nassau County, Ser A, GO
2.000%, 03/16/15	340	343

		641

Ohio — 0.5%
Hamilton County, Ohio Sewer System Revenue, RB
0.803%, 12/01/15	1,200	1,206

Oregon — 0.1%
Oregon, School Boards Association, Ser A, GO
1.100%, 06/30/15 (C)	300	298

South Carolina — 0.4%
South Carolina State, Public Service Authority, Ser D, RB
1.031%, 08/01/14 (A)	935	937

Texas — 1.3%
Austin, Electric Utility Revenue, Ser B, RB
0.672%, 11/15/15	1,595	1,599
City of El Paso, Harris County Toll Road Authority, GO
3.610%, 08/15/14	445	445
1.049%, 08/15/16	455	455
Harris County, Toll Road Authority, RB
2.440%, 08/15/15	735	749

		3,248

SEI Daily Income Trust / Semi-Annual Report / July 31, 2014	31

SCHEDULE OF INVESTMENTS (Unaudited)

Ultra Short Duration Bond Fund (Concluded)

July 31, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Utah — 0.2%
Intermountain Power Agency, Sub-Ser B, RB
0.785%, 07/01/16	$610	$609

Wisconsin — 0.3%
Wisconsin State, Transportation Authority, Ser A, RB
0.798%, 05/01/15	780	783

Total Municipal Bonds (Cost $17,322) ($ Thousands)		17,354

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.5%
FHLB
1.850%, 11/17/17	1,000	1,004
FHLMC
0.850%, 08/08/16	650	650
0.800%, 11/07/16	500	499
FNMA
1.060%, 08/01/18 (E)	1,000	1,000
1.000%, 09/12/16	760	761

Total U.S. Government Agency Obligations (Cost $3,918) ($ Thousands)		3,914

U.S. TREASURY OBLIGATION — 1.4%
U.S. Treasury Notes
0.075%, 08/05/14 (A)	3,750	3,750

Total U.S. Treasury Obligation (Cost $3,750) ($ Thousands)		3,750

REPURCHASE AGREEMENT (D) — 0.4%
BNP Paribas 0.090%, dated 07/31/14, to be repurchased on 08/01/14, repurchase price $1,000,003 (collateralized by various FNMA and FMAC obligations, ranging in par value $98,493 - $864,066, 4.000% - 5.500%, 05/01/37 - 07/01/44, with total market value $1,020,001)	1,000	1,000

Total Repurchase Agreement (Cost $1,000) ($ Thousands)		1,000

Total Investments — 102.2% (Cost $265,998)($ Thousands)		$265,793

A list of the open futures contracts held by the Fund at July 31, 2014, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
U.S. 10-Year Treasury Note	(32)	Sep-2014	$33
U.S. 2-Year Treasury Note	(10)	Sep-2014	2
U.S. 5-Year Treasury Note	(9)	Sep-2014	6
U.S. Long Treasury Bond	(3)	Sep-2014	1

			$42

For the period ended July 31, 2014, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

†	Real Estate Investment Trust.

Percentages are based on Net Assets of $260,095 ($ Thousands).

(A)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on Juy 31, 2014. The demand and interest rate reset features give this security a shorter effective maturity date.

(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(C)	Rate reported is the effective yield at time of purchase.

(D)	Tri-Party Repurchase Agreement.

(E)	Step Bonds — The rate reflected on the Schedule of Investments is the effective yield on July 31, 2014. The coupon on a step bond changes on a specified date.

CDO — Collateralized Debt Obligation

Cl — Class

CLO — Collateralized Loan Obligation

FDIC — Federal Deposit Insurance Corporation

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FMAC — Financial Management Advisory Committee

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

LLC — Limited Liability Company

MTN — Medium Term Note

NCUA — National Credit Union Association

PLC — Public Limited Company

RB — Revenue Bond

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

TBA — To Be Announced

The following is a summary of the inputs used as of July 31, 2014 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$110,207	$—	$110,207
Asset-Backed Securities	—	77,251	—	77,251
Mortgage-Backed Securities	—	52,317	—	52,317
Municipal Bonds	—	17,354	—	17,354
U.S. Government Agency Obligations	—	3,914	—	3,914
Repurchase Agreement	—	1,000	—	1,000
U.S. Treasury Obligation	—	3,750	—	3,750

Total Investments in Securities	$—	$265,793	$—	$265,793

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$42	$—	$—	$42

Total Other Financial Instruments	$42	$—	$—	$42

*	Futures Contracts are valued at the net unrealized appreciation on the instruments.

For the period ended July 31, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements

32	SEI Daily Income Trust / Semi-Annual Report / July 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Short-Duration Government Fund

July 31, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 37.6%
U.S. Treasury Inflation Protected Security
2.125%, 01/15/19	$8,532	$9,518
U.S. Treasury Notes
4.500%, 11/15/15	99,700	105,164
0.875%, 04/30/17 (C)	120,765	120,577
0.250%, 07/15/15	51,200	51,256

Total U.S. Treasury Obligations (Cost $286,320) ($ Thousands)		286,515

MORTGAGE-BACKED SECURITIES — 35.2%

Agency Mortgage-Backed Obligations — 35.2%
FHLMC
4.879%, 05/19/17	5,000	5,383
4.500%, 02/01/22 to 06/01/26	11,803	12,652
2.571%, 08/01/14 (A)	5,866	6,028
2.468%, 08/01/14 (A)	30	30
2.438%, 08/01/14 (A)	48	49
2.396%, 08/01/14 (A)	8	8
2.384%, 08/01/14 (A)	12	12
2.375%, 08/01/14 (A)	15	15
2.367%, 08/01/14 (A)	5	5
2.331%, 08/01/14 (A)	1,210	1,275
2.325%, 08/01/14 (A)	42	42
2.310%, 08/01/14 (A)	22	22
2.302%, 08/01/14 (A)	3	3
2.274%, 08/01/14 (A)	50	52
2.260%, 08/01/14 (A)	12	12
2.250%, 08/01/14 (A)	10	10
2.237%, 08/01/14 (A)	71	72
2.141%, 08/01/14 (A)	15	16
2.125%, 08/01/14 (A)	30	31
2.000%, 08/01/14 (A)	4	4
1.883%, 05/25/19	6,000	5,965
1.875%, 08/01/14 (A)	5	5
1.625%, 08/01/14 (A)	8	8
FHLMC REMIC, Ser 2002-42, Cl A5
7.500%, 02/25/42	521	606
FHLMC REMIC, Ser 2004-2864, Cl NV
4.500%, 08/15/15	555	561
FHLMC REMIC, Ser 2006-3148, Cl CF
0.552%, 08/15/14 (A)	546	547
FHLMC REMIC, Ser 2010-3628, Cl PJ
4.500%, 01/15/40	6,305	6,776

Description	Face Amount ($ Thousands)	Value ($ Thousands)

FHLMC REMIC, Ser 3153, Cl FX
0.502%, 08/15/14 (A)	$215	$215
FHLMC, Ser K022, Cl A2
2.355%, 07/25/22	1,600	1,558
FHLMC, Ser KGRP, Cl A
0.530%, 08/25/14 (A)	6,168	6,185
FNMA
7.000%, 06/01/37	19	21
6.500%, 05/01/26 to 09/01/36	524	596
6.000%, 02/01/23 to 09/01/24	5,559	6,120
5.500%, 06/01/16 to 12/01/25	1,502	1,649
5.300%, 07/01/19	929	1,009
5.250%, 08/01/24	1,319	1,476
5.140%, 08/01/14	3,045	3,145
5.090%, 08/01/14	3,875	4,001
5.000%, 03/01/19 to 04/01/41	4,749	5,255
4.771%, 08/01/14	6,438	6,631
4.500%, 04/01/26 to 10/01/31	6,580	7,103
4.070%, 04/01/19	1,203	1,289
4.000%, 05/01/26 to 08/01/26	4,663	4,990
3.890%, 01/01/24	1,153	1,232
3.840%, 08/01/21	1,345	1,461
3.800%, 01/01/23	1,987	2,119
3.750%, 06/01/22	1,267	1,351
3.500%, 11/01/21	1,610	1,693
3.470%, 11/01/20	169	179
3.400%, 03/01/22	3,775	3,948
3.270%, 05/01/21	504	527
3.260%, 12/01/20	594	624
3.250%, 04/01/21 to 11/01/21	2,718	2,830
3.050%, 10/01/20	59	61
2.990%, 10/01/17	3,283	3,440
2.830%, 05/01/21	459	469
2.720%, 05/01/21	2,184	2,217
2.630%, 09/01/17	21,670	22,478
2.515%, 10/01/22	700	691
2.400%, 10/01/22	485	475
2.360%, 06/01/19	1,540	1,562
2.350%, 10/01/22	1,498	1,462
2.339%, 08/01/14 (A)	340	363
2.310%, 10/01/22	2,320	2,258
2.260%, 08/01/14 (A)	29	31
2.250%, 10/01/22 to 10/01/22	5,416	5,251
2.220%, 10/01/22	2,305	2,232
2.102%, 08/01/14 (A)	45	47
2.080%, 08/01/14 (A)	507	532
2.041%, 08/01/14 (A)	247	262
1.954%, 08/01/14 (A)	100	100
1.942%, 08/01/14 (A)	299	304
FNMA REMIC, Ser 1992-61, Cl FA
0.802%, 08/25/14 (A)	73	74
FNMA REMIC, Ser 1993-32, Cl H
6.000%, 03/25/23	28	31
FNMA REMIC, Ser 1993-5, Cl Z
6.500%, 02/25/23	15	17

SEI Daily Income Trust / Semi-Annual Report / July 31, 2014	33

SCHEDULE OF INVESTMENTS (Unaudited)

Short-Duration Government Fund (Continued)

July 31, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)

FNMA REMIC, Ser 1994-77, Cl FB
1.652%, 08/25/14 (A)	$6	$6
FNMA REMIC, Ser 2001-51, Cl QN
6.000%, 10/25/16	29	30
FNMA REMIC, Ser 2002-3, Cl PG
5.500%, 02/25/17	151	158
FNMA REMIC, Ser 2002-53, Cl FK
0.552%, 08/25/14 (A)	108	109
FNMA REMIC, Ser 2003-76, Cl CA
3.750%, 07/25/33	155	161
FNMA REMIC, Ser 2006-76, Cl QF
0.552%, 08/25/14 (A)	1,025	1,027
FNMA REMIC, Ser 2006-79, Cl DF
0.502%, 08/25/14 (A)	889	890
FNMA REMIC, Ser 2007-47, Cl DA
5.600%, 05/25/37	1,109	1,193
FNMA REMIC, Ser 2010-149, Cl VA
4.500%, 02/25/22	7,464	7,963
FNMA REMIC, Ser 2010-4, Cl PL
4.500%, 02/25/40	4,895	5,302
FNMA, Ser 2010-M5, Cl A2
2.806%, 07/25/20	13,700	14,204
FNMA TBA
5.000%, 09/01/37 to 08/15/40	900	991
4.500%, 09/01/33 to 10/15/33	20,500	22,046
4.000%, 08/01/20 to 08/13/39	16,200	17,046
3.500%, 08/01/40	8,800	8,966
GNMA
6.500%, 04/15/17 to 02/20/39	707	803
6.000%, 06/15/16 to 06/15/41	18,378	20,853
5.500%, 10/15/34 to 02/15/41	6,115	6,774
5.000%, 09/15/39 to 04/15/41	4,090	4,506
4.000%, 07/15/41 to 04/15/43	495	524
GNMA TBA
6.000%, 08/01/33	800	899
5.500%, 08/01/23	500	553
4.500%, 08/15/39	1,300	1,409
3.500%, 08/15/42	200	206
NCUA Guaranteed Notes, Ser 2010-R1, Cl 2A
1.840%, 10/07/20	235	237

Total Mortgage-Backed Securities (Cost $263,760) ($ Thousands)		268,609

U.S. GOVERNMENT AGENCY OBLIGATIONS — 26.0%
FHLB
4.000%, 08/01/29	900	951
3.250%, 09/12/14	9,915	9,950
FHLMC
4.375%, 07/17/15	78,600	81,758
0.875%, 02/22/17	70,815	70,706
FNMA
0.875%, 05/21/18	35,400	34,787

Total U.S. Government Agency Obligations (Cost $197,655) ($ Thousands)		198,152

Description	Face Amount ($ Thousands)	Value ($ Thousands)

REPURCHASE AGREEMENTS (B) — 8.4%
BNP Paribas 0.090%, dated 07/31/14, to be repurchased on 08/01/14, repurchase price $36,100,090 (collateralized by various FNMA and FMAC obligations, ranging in par value $109,901 - $29,900,000, 3.000% - 6.000%, 02/01/18 -02/01/44, with total market value $36,822,000)	$36,100	$36,100
Deutsche Bank 0.100%, dated 07/31/14, to be repurchased on 08/01/14, repurchase price $28,100,078 (collateralized by various FNMA and GNMA obligations, ranging in par value $2,991,348 - $24,064,971, 4.000%, 12/01/33 - 07/20/44, with total market value $28,662,005)	28,100	28,100

Total Repurchase Agreements (Cost $64,200) ($ Thousands)		64,200

Total Investments — 107.2% (Cost $811,935)($ Thousands)		$817,476

A list of the open futures contracts held by the Fund at July 31, 2014, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
U.S. 10-Year Treasury Note	(173)	Sep-2014	$24
U.S. 2-Year Treasury Note	284	Sep-2014	(85)
U.S. 5-Year Treasury Note	(243)	Sep-2014	188
U.S. Long Treasury Bond	(74)	Sep-2014	31

			$158

For the period ended July 31, 2014, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

Percentages are based on Net Assets of $762,805 ($ Thousands).

(A)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on July 31, 2014. The demand and interest rate reset features give this security a shorter effective maturity date.

(B)	Tri-Party Repurchase Agreement.

(C)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

Cl — Class

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FMAC — Financial Management Advisory Committee

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

NCUA — National Credit Union Association

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

TBA — To Be Announced

34	SEI Daily Income Trust / Semi-Annual Report / July 31, 2014

The following is a summary of the inputs used as of July 31, 2014 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$—	$268,609	$—	$268,609
U.S. Government Agency
Obligations	—	198,152	—	198,152
Repurchase Agreements	—	64,200	—	64,200
U.S. Treasury Obligations	—	286,515	—	286,515

Total Investments in Securities	$—	$817,476	$—	$817,476

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$243	$—	$—	$243
Unrealized Depreciation	(85)	—	—	(85)

Total Other Financial Instruments	$158	$—	$—	$158

*	Futures Contracts are valued at the net unrealized appreciation/(depreciation) on the instruments.

For the period ended July 31, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended July 31, 2014, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Daily Income Trust / Semi-Annual Report / July 31, 2014	35

SCHEDULE OF INVESTMENTS (Unaudited)

Intermediate-Duration Government Fund

July 31, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 70.7%

Agency Mortgage-Backed Obligations — 70.7%
FHLMC
6.500%, 01/01/18 to 12/01/32	$100	$114
6.000%, 09/01/24	339	381
5.500%, 06/01/19 to 12/01/20	167	178
2.571%, 08/01/14 (A)	269	277
FHLMC REMIC, Ser 1990-165, Cl K
6.500%, 09/15/21	3	3
FHLMC REMIC, Ser 2004-2802, Cl PF
0.550%, 08/15/14 (A)	168	168
FNMA
6.500%, 03/01/33 to 10/01/34	71	81
6.000%, 02/01/23	167	185
5.500%, 12/01/25	941	1,048
5.250%, 08/01/24	659	738
5.000%, 06/01/23 to 04/01/41	1,273	1,390
4.500%, 04/01/26 to 10/01/31	567	612
4.000%, 05/01/26 to 08/01/26	363	388
3.500%, 11/01/21	53	55
3.270%, 05/01/21	15	16
3.250%, 04/01/21 to 11/01/21	82	86
3.070%, 01/01/22	765	786
3.050%, 10/01/20	25	26
2.830%, 05/01/21	15	15
2.720%, 05/01/21	75	76
2.515%, 10/01/22	55	54
2.400%, 10/01/22	36	36
2.360%, 06/01/19	50	51
2.350%, 10/01/22	116	114
2.310%, 10/01/22	180	175
2.250%, 10/01/22	92	89
2.220%, 10/01/22	176	170
FNMA REMIC, Ser 2001-51, Cl QN
6.000%, 10/25/16	40	42
FNMA REMIC, Ser 2003-48, Cl GH
5.500%, 06/25/33	1,800	2,007
FNMA REMIC, Ser 2006-79, Cl DF
0.502%, 08/25/14 (A)	157	157
FNMA REMIC, Ser 2007-47, Cl DA
5.600%, 05/25/37	193	208
FNMA REMIC, Ser 2010-149, Cl VA
4.500%, 02/25/22	764	815
FNMA, Ser 2010-M5, Cl A2
2.806%, 07/25/20	3,300	3,421
FNMA TBA
5.000%, 09/01/37	100	110
4.000%, 08/13/39	100	105

Description	Face Amount ($ Thousands)	Value ($ Thousands)

3.500%, 08/01/40	$200	$204
GNMA
8.750%, 07/20/17 to 07/20/17	4	4
8.500%, 11/20/16 to 08/20/17	11	12
7.500%, 11/15/25 to 03/15/27	14	16
6.000%, 09/15/24	369	414
5.000%, 05/15/40 to 06/15/40	48	54
4.500%, 06/15/41	225	244
4.000%, 07/15/41	231	245
NCUA Guaranteed Notes, Ser 2010-R1, Cl 2A
1.840%, 10/07/20	57	58

Total Mortgage-Backed Securities (Cost $15,100) ($ Thousands)		15,428

U.S. TREASURY OBLIGATIONS — 18.7%
U.S. Treasury Inflation Protected Security
2.125%, 01/15/19	1,440	1,607
U.S. Treasury Notes
0.875%, 04/30/17	2,483	2,479

Total U.S. Treasury Obligations (Cost $4,074) ($ Thousands)		4,086

U.S. GOVERNMENT AGENCY OBLIGATION — 8.6%
FHLMC
0.875%, 02/22/17	1,885	1,882

Total U.S. Government Agency Obligation (Cost $1,883) ($ Thousands)		1,882

ASSET-BACKED SECURITY — 0.5%

Other — 0.5%
Small Business Administration, Ser 2005-P10B, Cl 1
4.940%, 08/10/15	110	114

Total Asset-Backed Security (Cost $110) ($ Thousands)		114

REPURCHASE AGREEMENT (B) — 2.3%
BNP Paribas 0.090%, dated 07/31/14, to be repurchased on 08/01/14, repurchase price $500,001 (collateralized by various FNMA obligations, ranging in par value $1,000 - $425,881, 4.500%- 5.000%, 12/01/40 - 06/01/44, with total market value $510,002)	500	500

Total Repurchase Agreement (Cost $500) ($ Thousands)		500

Total Investments — 100.8% (Cost $21,667)($ Thousands)		$22,010

36	SEI Daily Income Trust / Semi-Annual Report / July 31, 2014

A list of the open futures contracts held by the Fund at July 31, 2014, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
U.S. 10-Year Treasury Note	(26)	Sep-2014	$23
U.S. 2-Year Treasury Note	(6)	Sep-2014	2
U.S. 5-Year Treasury Note	97	Sep-2014	(75)
U.S. Long Treasury Bond	(1)	Sep-2014	—

			$(50)

For the period ended July 31, 2014, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

Percentages are based on Net Assets of $21,839 ($ Thousands).

(A)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on July 31, 2014. The demand and interest rate reset features give this security a shorter effective maturity date.

(B)	Tri-Party Repurchase Agreement.

Cl — Class

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

NCUA — National Credit Union Association

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

TBA — To Be Announced

The following is a summary of the inputs used as of July 31, 2014 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$—	$15,428	$—	$15,428
U.S. Government Agency
Obligation	—	1,882	—	1,882
Repurchase Agreement	—	500	—	500
Asset-Backed Security	—	114	—	114
U.S. Treasury Obligations	—	4,086	—	4,086

Total Investments in Securities	$—	$22,010	$—	$22,010

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$25	$—	$—	$25
Unrealized Depreciation	(75)	—	—	(75)

Total Other Financial Instruments	$(50)	$—	$—	$(50)

*	Futures Contracts are valued at the net unrealized appreciation/(depreciation) on the instruments.

For the period ended July 31, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended July 31, 2014, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Daily Income Trust / Semi-Annual Report / July 31, 2014	37

SCHEDULE OF INVESTMENTS (Unaudited)

GNMA Fund

July 31, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 99.1%

Agency Mortgage-Backed Obligations — 99.1%
FHLMC REMIC, Ser 2010-3631, Cl PS, IO
6.298%, 05/15/14 (A)	$7,217	$1,026
FHLMC, Ser K022, Cl A2
2.355%, 07/25/22	1,600	1,558
FNMA
8.000%, 09/01/14 to 09/01/28	36	39
7.000%, 08/01/29 to 09/01/32	125	140
6.500%, 09/01/32	89	101
4.250%, 10/01/28	4,650	5,023
4.180%, 11/01/28	1,726	1,852
FNMA REMIC, Ser 1990-91, Cl G
7.000%, 08/25/20	16	18
FNMA REMIC, Ser 1992-105, Cl B
7.000%, 06/25/22	31	35
FNMA REMIC, Ser 2002-42, Cl C
6.000%, 07/25/17	339	357
FNMA TBA
3.500%, 08/01/40	300	306
3.000%, 08/01/42	3,200	3,136
GNMA
10.000%, 05/15/16 to 09/15/19	10	9
9.500%, 08/15/17 to 11/15/20	19	21
9.000%, 12/15/17 to 05/15/22	68	68
8.500%, 10/15/16 to 06/15/17	11	11
8.000%, 04/15/17 to 03/15/32	337	376
7.750%, 10/15/26	28	31
7.500%, 02/15/27 to 10/15/35	240	281
7.250%, 01/15/28	76	85
7.000%, 04/15/19 to 06/20/38	3,073	3,578
6.750%, 11/15/27	12	14
6.500%, 09/15/16 to 10/15/38	1,238	1,393
6.000%, 07/15/24 to 03/15/41	2,684	3,024
5.500%, 01/15/33 to 02/15/41	4,038	4,506
5.000%, 06/15/33 to 03/15/41	12,274	13,522
4.500%, 08/15/33 to 09/20/41	8,108	8,830
4.000%, 08/20/39 to 04/15/43	12,660	13,409
3.875%, 05/15/42	2,106	2,173
3.500%, 03/20/41	500	517
GNMA REMIC, Ser 2002-45, Cl QE
6.500%, 06/20/32	436	495
GNMA REMIC, Ser 2005-70, Cl AI, IO
5.000%, 10/20/33	338	5

Description	Face Amount ($ Thousands)	Value ($ Thousands)

GNMA, Ser 2003-9, Cl Z
5.500%, 01/20/33	$1,227	$1,341
GNMA TBA
4.500%, 08/01/23 to 08/15/39	5,200	5,628
4.000%, 08/01/39 to 08/01/42	4,500	4,767
3.500%, 08/15/41 to 08/15/42	24,200	24,924
3.000%, 08/15/42 to 08/20/43	6,950	6,959

Total Mortgage-Backed Securities (Cost $106,607) ($ Thousands)		109,558

REPURCHASE AGREEMENTS (B) — 41.7%
BNP Paribas 0.090%, dated 07/31/14, to be repurchased on 08/01/14, repurchase price $21,700,054 (collateralized by various FNMA and FMAC obligations, ranging in par value $19,256 - $18,201,684, 3.000% - 6.000%, 05/01/18 - 07/01/44, with total market value $22,134,000)	21,700	21,700
Deutsche Bank 0.100%, dated 07/31/14, to be repurchased on 08/01/14, repurchase price $24,400,068 (collateralized by various GNMA obligations, ranging in par value $749,642 - $9,534,796, 3.500% - 5.000%, 05/20/37 - 06/15/48, with total market value $24,888,000)	24,400	24,400

Total Repurchase Agreements (Cost $46,100) ($ Thousands)		46,100

Total Investments — 140.8% (Cost $152,707)($ Thousands)		$155,658

A list of the open futures contracts held by the Fund at July 31, 2014, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized (Depreciation) ($ Thousands)
U.S. 10-Year Treasury Note	1	Sep-2014	$—
U.S. 5-Year Treasury Note	10	Sep-2014	(8)
U.S. Long Treasury Bond	27	Sep-2014	(1)

			$(9)

For the period ended July 31, 2014, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

Percentages are based on Net Assets of $110,520 ($ Thousands).

(A)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on July 31, 2014. The demand and interest rate reset features give this security a shorter effective maturity date.

(B)	Tri-Party Repurchase Agreement.

38	SEI Daily Income Trust / Semi-Annual Report / July 31, 2014

Cl — Class

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

IO — Interest Only - face amount represents notional amount

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

TBA — To Be Announced

The following is a summary of the inputs used as of July 31, 2014 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$—	$109,558	$—	$109,558
Repurchase Agreements	—	46,100	—	46,100

Total Investments in Securities	$—	$155,658	$—	$155,658

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Depreciation	$(9)	$—	$—	$(9)

Total Other Financial Instruments	$(9)	$—	$—	$(9)

*	Futures Contracts are valued at the net unrealized (depreciation) on the instruments.

For the period ended July 31, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended July 31, 2014, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Daily Income Trust / Semi-Annual Report / July 31, 2014	39

Statements of Assets and Liabilities ($ Thousands)

July 31, 2014 (Unaudited)

	Money Market Fund		Government Fund		Government II Fund		Prime Obligation Fund
ASSETS:
Investments, at value†	$270,668		$1,102,130		$1,252,210		$4,389,187
Repurchase agreements†	71,908		910,105		—		349,280
Cash	1		1		1		1
Cash pledged as collateral for future contracts	—		—		—		—
Receivable for investment securities sold	—		—		—		—
Interest receivable	38		2,478		999		619
Receivable for fund shares sold	—		—		—		—
Receivable for variation margin	—		—		—		—
Prepaid expenses	12		69		54		168
Total Assets	342,627		2,014,783		1,253,264		4,739,255
LIABILITIES:
Payable for investment securities purchased	—		—		63,037		—
Shareholder servicing fees payable	7		6		—		—
Investment advisory fees payable	10		57		39		145
Administration fees payable	24		24		18		375
Income distribution payable	1		21		9		26
Trustees’ fees payable	—		—		1		3
Chief Compliance Officer fees payable	1		3		2		8
Payable for fund shares redeemed	—		—		—		—
Accrued expense payable	17		67		55		179
Total Liabilities	60		178		63,161		736
Net Assets	$342,567		$2,014,605		$1,190,103		$4,738,519
†Cost of investments and repurchase agreements	342,576		2,012,235		1,252,210		4,738,467
NET ASSETS:
Paid-in Capital — (unlimited authorization — no par value)	$342,565		$2,014,637		$1,190,107		$4,738,573
Undistributed (Distributions in excess of) net investment income	2		—		(5)		—
Accumulated net realized gain (loss) on investments	—		(32)		1		(54)
Net unrealized appreciation (depreciation) on investments	—		—		—		—
Net unrealized appreciation (depreciation) on futures contracts	—		—		—		—
Net Assets	$342,567		$2,014,605		$1,190,103		$4,738,519
Net Asset Value, Offering and Redemption Price Per Share — Class A	$1.00		$1.00		$1.00		$1.00
	(173,700,434 ÷ 173,730,227 shares	)	(1,797,967,662 ÷ 1,798,024,416 shares	)	(996,560,499 ÷ 996,629,064 shares	)	(4,619,186,412 ÷ 4,619,235,913 shares	)
Net Asset Value, Offering and Redemption Price Per Share — Class B	$1.00		$1.00		$1.00		$1.00
	(115,006,255 ÷ 115,005,960 shares	)	(159,917,609 ÷ 159,947,512 shares	)	(178,419,545 ÷ 178,454,569 shares	)	(75,471,546 ÷ 75,475,287 shares	)
Net Asset Value, Offering and Redemption Price Per Share — Class C	$1.00		$1.00		$1.00		$1.00
	(28,295,426 ÷ 28,295,328 shares	)	(5,400,182 ÷ 5,401,775 shares	)	(15,123,149 ÷ 15,122,679 shares	)	(23,350,174 ÷ 23,350,585 shares	)
Net Asset Value, Offering and Redemption Price Per Share — Class H	N/A		N/A		N/A		$1.00
							(17,630,510 ÷ 17,631,856 shares	)
Net Asset Value, Offering and Redemption Price Per Share — Sweep Class	$1.00		$1.00		N/A		$1.00
	(25,564,907 ÷ 25,561,072 shares	)	(51,319,229 ÷ 51,321,413 shares	)			(2,880,394 ÷ 2,879,939 shares	)

Amounts designated as “—” are $0 or have been rounded to $0.

N/A — Not applicable. Class B, C, H and Sweep Class currently not offered.

The accompanying notes are an integral part of the financial statements.

40	SEI Daily Income Trust / Semi-Annual Report / July 31, 2014

Treasury Fund		Treasury II Fund		Ultra Short Duration Bond Fund	Short-Duration Government Fund	Intermediate- Duration Government Fund	GNMA Fund

$107,827		$662,692		$264,793	$753,276	$21,510	$109,558
276,472		—		1,000	64,200	500	46,100
1		1		1,733	24	96	76

—		—		100	1,558	105	—
—		—		—	11,728	112	13,056
344		3,577		507	2,570	67	609
—		—		211	960	24	254
—		—		—	52	4	—
13		27		7	29	1	11
384,657		666,297		268,351	834,397	22,419	169,664

—		—		7,957	64,774	529	58,831
4		1		—	—	—	—
11		14		24	53	2	10
—		—		26	229	6	22
1		4		42	93	11	33
—		—		—	1	—	—
1		1		—	1	—	—
—		—		192	6,365	27	176
12		23		15	76	5	72
29		43		8,256	71,592	580	59,144
$384,628		$666,254		$260,095	$762,805	$21,839	$110,520

384,299		662,692		265,998	811,935	21,667	152,707

$384,633		$666,242		$283,201	$763,595	$22,875	$109,454

—		11		(217)	(244)	29	(303)

(5)		1		(22,726)	(6,245)	(1,358)	(1,573)

—		—		(205)	5,541	343	2,951

—		—		42	158	(50)	(9)
$384,628		$666,254		$260,095	$762,805	$21,839	$110,520

$1.00		$1.00		$9.35	$10.49	$11.57	$10.61
(125,397,405 ÷ 125,426,436 shares	)	(457,343,849 ÷ 457,457,934 shares	)	(260,094,966 ÷ 27,803,277 shares )	(762,805,116 ÷ 72,694,250 shares )	(21,838,578 ÷ 1,886,775 shares )	(110,520,267 ÷ 10,417,040 shares )

$1.00		$1.00		N/A	N/A	N/A	N/A
(116,950,122 ÷ 116,970,791 shares	)	(192,806,494 ÷ 192,828,290 shares	)

$1.00		$1.00		N/A	N/A	N/A	N/A
(16,036,980 ÷ 16,037,497 shares	)	(16,103,508 ÷ 16,103,220 shares	)

N/A		N/A		N/A	N/A	N/A	N/A

$1.00		N/A		N/A	N/A	N/A	N/A
(126,243,220 ÷ 126,263,605 shares	)

SEI Daily Income Trust / Semi-Annual Report / July 31, 2014	41

Statements of Operations ($ Thousands)

For the six months ended July 31, 2014 (Unaudited)

	Money Market Fund	Government Fund	Government II Fund	Prime Obligation Fund
Investment Income:
Interest Income	$219	$846	$561	$3,752
Expenses:
Administration Fees	459	2,181	1,261	4,332
Shareholder Servicing Fees — Class A Shares	194	1,977	1,421	5,523
Shareholder Servicing Fees — Sweep Class Shares	30	90	—	5
Distribution Fees — Sweep Class Shares	61	185	—	9
Administrative and Shareholder Servicing Fees — Class B Shares	109	233	266	136
Administrative and Shareholder Servicing Fees — Class C Shares	66	15	37	65
Administrative and Shareholder Servicing Fees — Class H Shares	—	—	—	41
Investment Advisory Fees	97	636	464	1,595
Trustees’ Fees	2	12	10	31
Chief Compliance Officer Fees	—	5	4	15
Registration Fees	9	34	30	86
Custodian/Wire Agent Fees	1	11	9	29
Pricing Fees	1	2	2	7
Other Expenses	12	115	91	308
Total Expenses	1,041	5,496	3,595	12,182
Less, Waiver of:
Investment Advisory Fees	(49)	(318)	(232)	(798)
Administration Fees	(328)	(2,014)	(1,145)	(2,081)
Shareholder Servicing Fees — Class A Shares	(194)	(1,977)	(1,421)	(5,523)
Administrative & Shareholder Servicing Fees — Class B Shares	(109)	(233)	(266)	(136)
Administrative & Shareholder Servicing Fees — Class C Shares	(66)	(15)	(37)	(65)
Administrative & Shareholder Servicing Fees — Class H Shares	—	—	—	(41)
Shareholder Servicing & Distribution Fees — Sweep Class	(90)	(275)	—	(14)
Net Expenses	205	664	494	3,524
Net Investment Income	14	182	67	228
Net Realized and Unrealized Gain (Loss) on/from:
Investments	—	—	1	2
Futures Contracts	—	—	—	—
Net Change in Unrealized Appreciation(Depreciation) on/from:
Investments	—	—	—	—
Futures Contracts	—	—	—	—
Net Increase in Net Assets Resulting from Operations	$14	$182	$68	$230

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

42	SEI Daily Income Trust / Semi-Annual Report / July 31, 2014

Treasury Fund	Treasury II Fund	Ultra Short Duration Bond Fund	Short-Duration Government Fund	Intermediate- Duration Government Fund	GNMA Fund

$106	$179	$1,330	$4,769	$305	$1,160

426	841	457	1,352	41	213
139	566	326	940	34	167
158	—	—	—	—	—
325	—	—	—	—	—
152	350	—	—	—	—
34	38	—	—	—	—
—	—	—	—	—	—
124	245	133	341	11	60
2	5	2	5	—	1
1	2	1	2	—	—
7	17	5	16	1	5
2	8	2	5	—	1
1	1	19	—	—	—
20	41	17	114	8	30
1,391	2,114	962	2,775	95	477

(69)	(175)	(11)	(24)	—	—
(426)	(841)	(128)	—	—	(57)
(139)	(566)	(326)	(940)	(32)	—
(152)	(350)	—	—	—	—
(34)	(38)	—	—	—	—
—	—	—	—	—	—
(483)	—	—	—	—	—
88	144	497	1,811	63	420
18	35	833	2,958	242	740

—	1	303	1,518	40	3,241
—	—	(107)	(2,570)	(98)	360

—	—	6	(1,159)	(10)	(1,816)
—	—	48	1,040	(2)	(38)
$18	$36	$1,083	$1,787	$172	$2,487

SEI Daily Income Trust / Semi-Annual Report / July 31, 2014	43

Statements of Changes in Net Assets ($ Thousands)

For the six months ended July 31, 2014 (Unaudited) and the year ended January 31

	Money Market Fund		Government Fund
	2/1/14-7/31/14	2/1/13-1/31/14	2/1/14-7/31/14	2/1/13-1/31/14
Operations:
Net Investment Income	$14	$66	$182	$320
Net Realized Gain on Investments	—	—	—	—
Net Increase in Net Assets Resulting from Operations	14	66	182	320
Dividends to Shareholders:
Net Investment Income
Class A	(8)	(54)	(158)	(283)
Class B	(4)	(6)	(16)	(27)
Class C	(1)	(3)	(1)	(1)
Class H	—	—	—	—
Sweep Class	(1)	(3)	(7)	(9)
Total Dividends	(14)	(66)	(182)	(320)
Capital Share Transactions (All at $1.00 per share)
Class A:
Proceeds from Shares Issued	203,671	891,471	5,538,105	9,551,203
Reinvestment of Dividends & Distributions	4	42	47	103
Cost of Shares Redeemed	(199,532)	(977,021)	(5,263,746)	(9,320,079)
Net Increase (Decrease) from Class A Transactions	4,143	(85,508)	274,406	231,227
Class B:
Proceeds from Shares Issued	193,552	296,758	299,951	629,955
Reinvestment of Dividends & Distributions	2	3	10	17
Cost of Shares Redeemed	(133,210)	(302,176)	(286,981)	(616,727)
Net Increase (Decrease) from Class B Transactions	60,344	(5,415)	12,980	13,245
Class C:
Proceeds from Shares Issued	94,918	222,996	230,569	206,169
Reinvestment of Dividends & Distributions	—	1	—	—
Cost of Shares Redeemed	(92,064)	(229,882)	(235,424)	(208,466)
Net Increase (Decrease) from Class C Transactions	2,854	(6,885)	(4,855)	(2,297)
Class H:
Proceeds from Shares Issued	N/A	N/A	N/A	N/A
Reinvestment of Dividends & Distributions	N/A	N/A	N/A	N/A
Cost of Shares Redeemed	N/A	N/A	N/A	N/A
Net Decrease from Class H Transactions	N/A	N/A	N/A	N/A
Sweep Class:
Proceeds from Shares Issued	161,726	267,166	93,328	322,485
Reinvestment of Dividends & Distributions	—	—	7	8
Cost of Shares Redeemed	(157,631)	(265,645)	(152,567)	(247,078)
Net Increase (Decrease) from Sweep Class Transactions	4,095	1,521	(59,232)	75,415
Net Increase (Decrease) in Net Assets from Capital Shares Transactions	71,436	(96,287)	223,299	317,590
Net Increase (Decrease) in Net Assets	71,436	(96,287)	223,299	317,590
Net Assets:
Beginning of Period	271,131	367,418	1,791,306	1,473,716
End of Period	$342,567	$271,131	$2,014,605	$1,791,306
Undistributed (Distributions in Excess of) Net Investment Income	$2	$2	$—	$—

Amounts	designated as “—” are zero or have been rounded to zero
N/A	— Not applicable. Class H and Sweep Class currently not offered.

The accompanying notes are an integral part of the financial statements.

44	SEI Daily Income Trust / Semi-Annual Report / July 31, 2014

Government II Fund		Prime Obligation Fund		Treasury Fund		Treasury II Fund
2/1/14-7/31/14	2/1/13-1/31/14	2/1/14-7/31/14	2/1/13-1/31/14	2/1/14-7/31/14	2/1/13-1/31/14	2/1/14-7/31/14	2/1/13-1/31/14

$67	$125	$228	$508	$18	$31	$35	$73
1	2	2	2	—	2	1	12
68	127	230	510	18	33	36	85

(57)	(109)	(221)	(490)	(6)	(6)	(22)	(44)
(9)	(19)	(5)	(11)	(5)	(11)	(12)	(28)
(1)	(1)	(1)	(4)	(1)	(1)	(1)	(1)
—	—	(1)	(2)	—	—	—	—
—	—	—	(1)	(6)	(13)	—	—
(67)	(129)	(228)	(508)	(18)	(31)	(35)	(73)

1,403,448	2,983,443	16,529,044	35,446,083	475,748	504,410	849,511	1,638,660
5	12	81	137	4	4	10	16
(1,653,156)	(2,974,396)	(16,118,157)	(34,952,725)	(396,680)	(540,438)	(832,637)	(1,658,851)
(249,703)	9,059	410,968	493,495	79,072	(36,024)	16,884	(20,175)

503,289	1,043,529	190,974	531,022	301,172	616,354	410,115	1,071,233
5	13	1	4	4	8	1	3
(498,602)	(1,074,445)	(207,331)	(558,779)	(293,872)	(615,325)	(465,106)	(1,154,284)
4,692	(30,903)	(16,356)	(27,753)	7,304	1,037	(54,990)	(83,048)

52,501	155,543	120,986	254,032	27,619	103,433	21,321	42,099
1	—	—	1	—	—	—	—
(58,209)	(143,834)	(115,383)	(270,388)	(23,835)	(102,162)	(20,666)	(32,636)
(5,707)	11,709	5,603	(16,355)	3,784	1,271	655	9,463

N/A	N/A	15,762	55,377	N/A	N/A	N/A	N/A
N/A	N/A	1	2	N/A	N/A	N/A	N/A
N/A	N/A	(18,934)	(60,007)	N/A	N/A	N/A	N/A
N/A	N/A	(3,171)	(4,628)	N/A	N/A	N/A	N/A

N/A	N/A	10,066	31,245	81,550	224,093	N/A	N/A
N/A	N/A	—	—	—	—	N/A	N/A
N/A	N/A	(11,175)	(30,424)	(81,648)	(224,333)	N/A	N/A
N/A	N/A	(1,109)	821	(98)	(240)	N/A	N/A
(250,718)	(10,135)	395,935	445,580	90,062	(33,956)	(37,451)	(93,760)
(250,717)	(10,137)	395,937	445,582	90,062	(33,954)	(37,450)	(93,748)

1,440,820	1,450,957	4,342,582	3,897,000	294,566	328,520	703,704	797,452
$1,190,103	$1,440,820	$4,738,519	$4,342,582	$384,628	$294,566	$666,254	$703,704
$(5)	$(5)	$—	$—	$—	$—	$11	$11

SEI Daily Income Trust / Semi-Annual Report / July 31, 2014	45

Statements of Changes in Net Assets ($ Thousands)

For the six months ended July 31, 2014 (Unaudited) and the year ended January 31

	Ultra Short Duration Bond Fund
	2/1/14-7/31/14	2/1/13-1/31/14
Operations:
Net Investment Income	$833	$1,507
Net Realized Gain (Loss) on Investments and Futures Contracts	196	413
Net Change in Unrealized Appreciation (Depreciation) on Investments and Futures Contracts	54	(163)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,083	1,757
Dividends to Shareholders:
Net Investment Income	(1,050)	(2,035)
Total Dividends	(1,050)	(2,035)
Capital Share Transactions:
Class A:
Proceeds from Shares Issued	35,394	202,670
Reinvestment of Dividends & Distributions	822	1,524
Cost of Shares Redeemed	(47,375)	(173,702)
Net Increase (Decrease) from Class A Transactions	(11,159)	30,492
Net Increase (Decrease) in Net Assets	(11,126)	30,214
NET ASSETS:
Beginning of Period	271,221	241,007
End of Period	$260,095	$271,221
Undistibuted (Distributions in Excess of) Net Investment Income	$(217)	$—
Capital Share Transactions:
Class A:
Shares Issued	3,781	21,679
Reinvestment of Distributions	88	163
Shares Redeemed	(5,062)	(18,566)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(1,193)	3,276

Amounts designated as “—” are zero or have been rounded to zero.

The accompanying notes are an integral part of the financial statements.

46	SEI Daily Income Trust / Semi-Annual Report / July 31, 2014

Short-Duration Government Fund		Intermediate-Duration Government Fund		GNMA Fund
2/1/14-7/31/14	2/1/13-1/31/14	2/1/14-7/31/14	2/1/13-1/31/14	2/1/14-7/31/14	2/1/13-1/31/14

$2,958	$4,121	$242	$516	$740	$1,487
(1,052)	720	(58)	(147)	3,601	(1,974)
(119)	(4,850)	(12)	(584)	(1,854)	(1,914)
1,787	(9)	172	(215)	2,487	(2,401)

(3,779)	(6,916)	(283)	(643)	(1,039)	(3,835)
(3,779)	(6,916)	(283)	(643)	(1,039)	(3,835)

139,450	493,186	3,567	13,559	12,776	52,341
3,256	6,044	221	539	860	3,275
(139,648)	(441,666)	(6,551)	(26,050)	(63,236)	(195,133)
3,058	57,564	(2,763)	(11,952)	(49,600)	(139,517)
1,066	50,639	(2,874)	(12,810)	(48,152)	(145,753)

761,739	711,100	24,713	37,523	158,672	304,425
$762,805	$761,739	$21,839	$24,713	$110,520	$158,672
$(244)	$577	$29	$70	$(303)	$(4)

13,267	46,785	308	1,154	1,218	4,962
310	574	19	46	81	312
(13,282)	(41,924)	(564)	(2,233)	(5,993)	(18,601)
295	5,435	(237)	(1,033)	(4,694)	(13,327)

SEI Daily Income Trust / Semi-Annual Report / July 31, 2014	47

Financial Highlights

For the six months ended July 31, 2014 (Unaudited) and for the years ending January 31, 2014

For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period	Net Investment Income*	Net Realized and Unrealized Gains (Losses) on Securities	Total from Operations	Dividends from Net Investment Income		Distributions from Realized Capital Gains		Total Dividends		Net Asset Value, End of Period	Total Return†		Net Assets End of Period ($ Thousands)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income to Average Net Assets
Money Market Fund
Class A
2014@	$1.00	$—	$—	$—	$—	(1)	$—		$—	(1)	$1.00	0.00	%(4)	$173,701	0.15	%(3)	0.67%	0.01%
2014	1.00	—	—	—	—	(1)	—		—	(1)	1.00	0.01		169,555	0.17	(3)	0.67	0.02
2013	1.00	—	—	—	—	(1)	—	(1)	—	(1)	1.00	0.09		255,063	0.18		0.68	0.09
2012	1.00	—	—	—	—	(1)	—		—	(1)	1.00	0.06		146,460	0.18		0.68	0.06
2011	1.00	—	—	—	—	(1)	—	(1)	—	(1)	1.00	0.14		214,779	0.18		0.68	0.14
2010	1.00	—	—	—	—	(1)	—	(1)	—	(1)	1.00	0.31		228,375	0.24	(2)	0.70	0.35
Class B
2014@	$1.00	$—	$—	$—	$—	(1)	$—		$—	(1)	$1.00	0.00	%(4)	$115,006	0.15	%(3)	0.72%	0.01%
2014	1.00	—	—	—	—	(1)	—		—	(1)	1.00	0.01		54,654	0.18	(3)	0.73	0.01
2013	1.00	—	—	—	—	(1)	—	(1)	—	(1)	1.00	0.01		60,069	0.26	(3)	0.73	0.01
2012	1.00	—	—	—	—	(1)	—		—	(1)	1.00	0.01		73,035	0.23	(3)	0.73	0.01
2011	1.00	—	—	—	—	(1)	—	(1)	—	(1)	1.00	0.01		39,352	0.30	(3)	0.80	0.01
2010	1.00	—	—	—	—	(1)	—		—	(1)	1.00	0.15		51,142	0.44	(2)(3)	0.76	0.19
Class C
2014@	$1.00	$—	$—	$—	$—	(1)	$—		$—	(1)	$1.00	0.00	%(4)	$28,295	0.15	%(3)	0.92%	0.01%
2014	1.00	—	—	—	—	(1)	—		—	(1)	1.00	0.01		25,428	0.18	(3)	0.93	0.01
2013	1.00	—	—	—	—	(1)	—	(1)	—	(1)	1.00	0.01		32,314	0.26	(3)	0.93	0.01
2012	1.00	—	—	—	—	(1)	—		—	(1)	1.00	0.01		33,110	0.23	(3)	0.93	0.01
2011	1.00	—	—	—	—	(1)	—	(1)	—	(1)	1.00	0.01		52,876	0.30	(3)	0.80	0.01
2010	1.00	—	—	—	—	(1)	—		—	(1)	1.00	0.08		74,047	0.49	(2)(3)	0.95	0.10
Sweep Class
2014@	$1.00	$—	$—	$—	$—	(1)	$—		$—	(1)	$1.00	0.00	%(4)	$25,565	0.15	%(3)	1.17%	0.01%
2014	1.00	—	—	—	—	(1)	—		—	(1)	1.00	0.01		21,494	0.18	(3)	1.18	0.01
2013	1.00	—	—	—	—	(1)	—	(1)	—	(1)	1.00	0.01		19,972	0.26	(3)	1.18	0.01
2012	1.00	—	—	—	—	(1)	—		—	(1)	1.00	0.01		22,701	0.23	(3)	1.18	0.01
2011	1.00	—	—	—	—	(1)	—	(1)	—	(1)	1.00	0.01		26,603	0.31		0.81	0.01
2010	1.00	—	—	—	—	(1)	—		—	(1)	1.00	0.07		28,445	0.52	(2)(3)	1.20	0.08
Government Fund
Class A
2014@	$1.00	$—	$—	$—	$—	(1)	$—		$—	(1)	$1.00	0.01%		$1,797,968	0.07	%(3)	0.58%	0.02%
2014	1.00	—	—	—	—	(1)	—		—	(1)	1.00	0.02		1,523,561	0.09	(3)	0.58	0.02
2013	1.00	—	—	—	—	(1)	—		—	(1)	1.00	0.02		1,292,334	0.16	(3)	0.59	0.02
2012	1.00	—	—	—	—	(1)	—		—	(1)	1.00	0.05		1,054,551	0.10	(3)	0.59	0.05
2011	1.00	—	—	—	—	(1)	—		—	(1)	1.00	0.05		633,160	0.17	(3)	0.59	0.05
2010	1.00	—	—	—	—	(1)	—		—	(1)	1.00	0.14		825,341	0.20	(2)	0.57	0.16
Class B
2014@	$1.00	$—	$—	$—	$—	(1)	$—		$—	(1)	$1.00	0.01%		$159,918	0.07	%(3)	0.63%	0.02%
2014	1.00	—	—	—	—	(1)	—		—	(1)	1.00	0.02		146,938	0.09	(3)	0.63	0.02
2013	1.00	—	—	—	—	(1)	—		—	(1)	1.00	0.02		133,693	0.16	(3)	0.64	0.02
2012	1.00	—	—	—	—	(1)	—		—	(1)	1.00	0.05		120,664	0.09	(3)	0.64	0.05
2011	1.00	—	—	—	—	(1)	—		—	(1)	1.00	0.05		334,209	0.16	(3)	0.64	0.05
2010	1.00	—	—	—	—	(1)	—		—	(1)	1.00	0.07		427,711	0.28	(2)(3)	0.62	0.07
Class C
2014@	$1.00	$—	$—	$—	$—	(1)	$—		$—	(1)	$1.00	0.01%		$5,400	0.07	%(3)	0.83%	0.02%
2014	1.00	—	—	—	—	(1)	—		—	(1)	1.00	0.02		10,255	0.09	(3)	0.83	0.02
2013	1.00	—	—	—	—	(1)	—		—	(1)	1.00	0.02		12,552	0.16	(3)	0.84	0.02
2012	1.00	—	—	—	—	(1)	—		—	(1)	1.00	0.05		8,036	0.10	(3)	0.84	0.05
2011	1.00	—	—	—	—	(1)	—		—	(1)	1.00	0.05		55,406	0.17	(3)	0.84	0.05
2010	1.00	—	—	—	—	(1)	—		—	(1)	1.00	0.06		59,565	0.31	(2)(3)	0.82	0.07
Sweep Class
2014@	$1.00	$—	$—	$—	$—	(1)	$—		$—	(1)	$1.00	0.01%		$51,319	0.07	%(3)	1.08%	0.02%
2014	1.00	—	—	—	—	(1)	—		—	(1)	1.00	0.02		110,552	0.09	(3)	1.08	0.02
2013	1.00	—	—	—	—	(1)	—		—	(1)	1.00	0.02		35,137	0.16	(3)	1.09	0.02
2012	1.00	—	—	—	—	(1)	—		—	(1)	1.00	0.05		27,234	0.09	(3)	1.09	0.05
2011	1.00	—	—	—	—	(1)	—		—	(1)	1.00	0.05		25,158	0.16	(3)	1.09	0.05
2010	1.00	—	—	—	—	(1)	—		—	(1)	1.00	0.06		30,018	0.30	(2)(3)	1.07	0.07
Amounts designated as ‘‘—’’ are zero or have been rounded to zero.

(1)	Amount represents less than $0.01 per share.
(2)	The expense ratio includes the Treasury Guarantee Program expense. The Fund participated in the Temporary Guarantee Program for Money Market Funds from September 18, 2008 through September 18, 2009. Had the expense been excluded, the expense ratio would have been equal to, or less than, the expense ratio cap figure. See Note 3 for expense ratio cap figure.
(3)	The Distributor and/or Administrator have voluntarily agreed to waive and reduce its fee and/or reimburse certain expenses of the Fund in order to limit the one-day net income yield of the Fund to not less than 0.01% of the Fund’s average daily net assets of the share class. Had these waivers and the Treasury Guarantee Program expense been excluded the ratio would have been at the expense ratio cap figure. See Note 3 for expense ratio cap figure.
(4)	Amount represents less than 0.01%.
*	Per share calculations were performed using average shares.
@	For the six month period ended July 31, 2014. All ratios for the period have been annualized.
†	Returns are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The accompanying notes are an integral part of the financial statements.

48	SEI Daily Income Trust / Semi-Annual Report / July 31, 2014

	Net Asset Value, Beginning of Period	Net Investment Income*	Net Realized and Unrealized Gains (Losses) on Securities	Total from Operations	Dividends from Net Investment Income		Distributions from Realized Capital Gains		Net Asset Value, End of Period	Total Return†		Net Assets End of Period ($ Thousands)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income to Average Net Assets
Government II Fund
Class A
2014@	$1.00	$—	$—	$—	$—	(1)	$—		$1.00	0.00	%(4)	$996,560	0.07	%(3)	0.53%	0.01%
2014	1.00	—	—	—	—	(1)	—		1.00	0.01		1,246,262	0.09	(3)	0.53	0.01
2013	1.00	—	—	—	—	(1)	—	(1)	1.00	0.01		1,237,205	0.12	(3)	0.54	0.01
2012	1.00	—	—	—	—	(1)	—		1.00	0.01		1,308,018	0.09	(3)	0.54	0.01
2011	1.00	—	—	—	—	(1)	—		1.00	0.01		1,233,569	0.16	(3)	0.54	0.01
2010	1.00	—	—	—	—	(1)	—		1.00	0.11		1,280,352	0.19	(2)	0.52	0.12
Class B
2014@	$1.00	$—	$—	$—	$—	(1)	$—		$1.00	0.00	%(4)	$178,420	0.07	%(3)	0.58%	0.01%
2014	1.00	—	—	—	—	(1)	—		1.00	0.01		173,727	0.09	(3)	0.58	0.01
2013	1.00	—	—	—	—	(1)	—	(1)	1.00	0.01		204,630	0.12	(3)	0.59	0.01
2012	1.00	—	—	—	—	(1)	—		1.00	0.01		166,481	0.09	(3)	0.59	0.01
2011	1.00	—	—	—	—	(1)	—		1.00	0.01		119,864	0.16	(3)	0.59	0.01
2010	1.00	—	—	—	—	(1)	—		1.00	0.06		146,960	0.25	(2)	0.56	0.06
Class C
2014@	$1.00	$—	$—	$—	$—	(1)	$—		$1.00	0.00	%(4)	$15,123	0.07	%(3)	0.78%	0.01%
2014	1.00	—	—	—	—	(1)	—		1.00	0.00		20,831	0.09	(3)	0.78	0.01
2013	1.00	—	—	—	—	(1)	—	(1)	1.00	0.01		9,122	0.12	(3)	0.79	0.01
2012	1.00	—	—	—	—	(1)	—		1.00	0.01		5,408	0.10	(3)	0.79	0.01
2011	1.00	—	—	—	—	(1)	—		1.00	0.01		9,460	0.16	(3)	0.79	0.01
2010	1.00	—	—	—	—	(1)	—		1.00	0.06		5,252	0.28	(2)(3)	0.77	0.06
Prime Obligation Fund
Class A
2014@	$1.00	$—	$—	$—	$—	(1)	$—		$1.00	0.00	%(4)	$4,619,186	0.15	%(3)	0.53%	0.01%
2014	1.00	—	—	—	—	(1)	—		1.00	0.01		4,208,216	0.17	(3)	0.53	0.01
2013	1.00	—	—	—	—	(1)	—		1.00	0.07		3,714,719	0.20	(3)	0.54	0.07
2012	1.00	—	—	—	—	(1)	—		1.00	0.04		4,107,485	0.20	(3)	0.54	0.04
2011	1.00	—	—	—	—	(1)	—		1.00	0.11		3,144,153	0.20	(3)	0.54	0.12
2010	1.00	—	(0.04)	—	—	(1)	—		1.00	0.20	††	3,158,830	0.23	(2)	0.53	0.26
Class B
2014@	$1.00	$—	$—	$—	$—	(1)	$—		$1.00	0.00	%(4)	$75,472	0.15	%(3)	0.58%	0.01%
2014	1.00	—	—	—	—	(1)	—		1.00	0.01		91,828	0.18	(3)	0.59	0.01
2013	1.00	—	—	—	—	(1)	—		1.00	0.01		119,581	0.26	(3)	0.59	0.01
2012	1.00	—	—	—	—	(1)	—		1.00	0.01		135,978	0.23	(3)	0.59	0.01
2011	1.00	—	—	—	—	(1)	—		1.00	0.01		135,319	0.31	(3)	0.59	0.01
2010	1.00	—	(0.04)	—	—	(1)	—		1.00	0.07	††	182,593	0.38	(2)(3)	0.58	0.15
Class C
2014@	$1.00	$—	$—	$—	$—	(1)	$—		$1.00	0.00	%(4)	$23,350	0.15	%(3)	0.78%	0.01%
2014	1.00	—	—	—	—	(1)	—		1.00	0.01		17,747	0.18	(3)	0.79	0.01
2013	1.00	—	—	—	—	(1)	—		1.00	0.01		34,102	0.26	(3)	0.79	0.01
2012	1.00	—	—	—	—	(1)	—		1.00	0.01		42,051	0.23	(3)	0.79	0.01
2011	1.00	—	—	—	—	(1)	—		1.00	0.01		56,037	0.30	(3)	0.79	0.01
2010	1.00	—	(0.04)	—	—	(1)	—		1.00	0.06	††	95,092	0.39	(2)(3)	0.78	0.14
Class H
2014@	$1.00	$—	$—	$—	$—	(1)	$—		$1.00	0.00	%(4)	$17,631	0.15	%(3)	0.71%	0.01%
2014	1.00	—	—	—	—	(1)	—		1.00	0.01		20,801	0.18	(3)	0.71	0.01
2013	1.00	—	—	—	—	(1)	—		1.00	0.01		25,429	0.26	(3)	0.72	0.01
2012	1.00	—	—	—	—	(1)	—		1.00	0.01		25,646	0.23	(3)	0.72	0.01
2011	1.00	—	—	—	—	(1)	—		1.00	0.01		24,405	0.30	(3)	0.72	0.01
2010	1.00	—	(0.04)	—	—	(1)	—		1.00	0.02	††	31,797	0.43	(2)(3)	0.71	0.09
Sweep Class
2014@	$1.00	$—	$—	$—	$—	(1)	$—		$1.00	0.00	%(4)	$2,880	0.15	%(3)	1.03%	0.01%
2014	1.00	—	—	—	—	(1)	—		1.00	0.01		3,990	0.18	(3)	1.03	0.01
2013	1.00	—	—	—	—	(1)	—		1.00	0.01		3,169	0.26	(3)	1.04	0.01
2012	1.00	—	—	—	—	(1)	—		1.00	0.01		4,170	0.23	(3)	1.04	0.01
2011	1.00	—	—	—	—	(1)	—		1.00	0.01		4,710	0.30	(3)	1.04	0.01
2010	1.00	—	(0.04)	—	—	(1)	—		1.00	0.06	††	31,787	0.39	(2)(3)	1.03	0.14

Amounts designated as “—” are zero or have been rounded to zero.

(1)	Amount represents less than $0.01 per share.
(2)	The expense ratio includes the Treasury Guarantee Program expense. The Fund participated in the Temporary Guarantee Program for Money Market Funds from September 18, 2008 through September 18, 2009. Had the expense been excluded, the expense ratio would have been equal to, or less than, the expense ratio cap figure. See Note 3 for expense ratio cap figure.
(3)	The Distributor and/or Administrator have voluntarily agreed to waive and reduce its fee and/or reimburse certain expenses of the Fund in order to limit the one-day net income yield of the Fund to not less than 0.01% of the Fund’s average daily net assets of the share class. Had these waivers and the Treasury Guarantee Program expense been excluded the ratio would have been at the expense ratio cap figure. See Note 3 for expense ratio cap figure.
*	Per share calculations were performed using average shares.
(4)	Amount represents less than 0.01%.
†	Returns are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
††	The total return includes payment by affiliate. Had the payment been excluded the total return would have been (3.28)%, (3.41)%, (3.42)%, (3.45)% and (3.42)% for Class A, Class B, Class C, Class H and Sweep Class, respectively. See Note 3 in Notes to Financial Statements.
@	For the six month period ended July 31, 2014. All ratios for the period have been annualized.

The accompanying notes are an integral part of the financial statements.

SEI Daily Income Trust / Semi-Annual Report / July 31, 2014	49

Financial Highlights

For the six months ended July 31, 2014 (Unaudited) and for the years ending January 31, 2014

For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period	Net Investment Income*	Net Realized and Unrealized Gains (Losses) on Securities	Total from Operations	Dividends from Net Investment Income		Distributions from Realized Capital Gains		Net Asset Value, End of Period	Total Return†		Net Assets End of Period ($ Thousands)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income to Average Net Assets
Treasury Fund
Class A
2014@	$1.00	$—	$—	$—	$—	(1)	$—		$1.00	0.00	%(4)	$125,398	0.05	%(3)	0.58%	0.01%
2014	1.00	—	—	—	—	(1)	—		1.00	0.01		46,315	0.08	(3)	0.59	0.01
2013	1.00	—	—	—	—	(1)	—		1.00	0.01		82,339	0.14	(3)	0.59	0.01
2012	1.00	—	—	—	—	(1)	—		1.00	0.01		199,520	0.08	(3)	0.59	0.01
2011	1.00	—	—	—	—	(1)	—		1.00	0.02		175,749	0.18	(3)	0.59	0.02
2010	1.00	—	—	—	—	(1)	—		1.00	0.07		295,695	0.17	(2)	0.56	0.07
Class B
2014@	$1.00	$—	$—	$—	$—	(1)	$—		$1.00	0.00	%(4)	$116,950	0.05	%(3)	0.63%	0.01%
2014	1.00	—	—	—	—	(1)	—		1.00	0.01		109,643	0.08	(3)	0.63	0.01
2013	1.00	—	—	—	—	(1)	—		1.00	0.01		108,605	0.14	(3)	0.64	0.01
2012	1.00	—	—	—	—	(1)	—		1.00	0.01		114,026	0.08	(3)	0.64	0.01
2011	1.00	—	—	—	—	(1)	—		1.00	0.01		178,769	0.19	(3)	0.64	0.01
2010	1.00	—	—	—	—	(1)	—		1.00	0.06		184,127	0.20	(2)(3)	0.61	0.06
Class C
2014@	$1.00	$—	$—	$—	$—	(1)	$—		$1.00	0.00	%(4)	$16,037	0.05	%(3)	0.83%	0.01%
2014	1.00	—	—	—	—	(1)	—		1.00	0.01		12,254	0.08	(3)	0.84	0.01
2013	1.00	—	—	—	—	(1)	—		1.00	0.01		10,983	0.14	(3)	0.84	0.01
2012	1.00	—	—	—	—	(1)	—		1.00	0.01		6,984	0.08	(3)	0.84	0.01
2011	1.00	—	—	—	—	(1)	—		1.00	0.01		10,948	0.18	(3)	0.84	0.01
2010	1.00	—	—	—	—	(1)	—		1.00	0.06		26,423	0.20	(2)(3)	0.81	0.06
Sweep Class
2014@	$1.00	$—	$—	$—	$—	(1)	$—		$1.00	0.00	%(4)	$126,243	0.05	%(3)	1.08%	0.01%
2014	1.00	—	—	—	—	(1)	—		1.00	0.01		126,354	0.08	(3)	1.08	0.01
2013	1.00	—	—	—	—	(1)	—		1.00	0.01		126,593	0.14	(3)	1.09	0.01
2012	1.00	—	—	—	—	(1)	—		1.00	0.01		137,336	0.08	(3)	1.09	0.01
2011	1.00	—	—	—	—	(1)	—		1.00	0.01		129,514	0.19	(3)	1.09	0.01
2010	1.00	—	—	—	—	(1)	—		1.00	0.06		138,438	0.18	(2)(3)	1.06	0.06
Treasury II Fund
Class A
2014@	$1.00	$—	$—	$—	$—	(1)	$—		$1.00	0.00	%(4)	$457,344	0.04	%(3)	0.58%	0.01%
2014	1.00	—	—	—	—	(1)	—		1.00	0.01		440,422	0.06	(3)	0.58	0.01
2013	1.00	—	—	—	—	(1)	—	(1)	1.00	0.01		460,590	0.08	(3)	0.59	0.01
2012	1.00	—	—	—	—	(1)	—		1.00	0.01		472,352	0.05	(3)	0.59	0.01
2011	1.00	—	—	—	—	(1)	—		1.00	0.01		287,823	0.12	(3)	0.59	0.01
2010	1.00	—	—	—	—	(1)	—		1.00	0.04		436,276	0.12	(2)	0.55	0.04
Class B
2014@	$1.00	$—	$—	$—	$—	(1)	$—		$1.00	0.00	%(4)	$192,807	0.04	%(3)	0.63%	0.01%
2014	1.00	—	—	—	—	(1)	—		1.00	0.01		247,836	0.06	(3)	0.63	0.01
2013	1.00	—	—	—	—	(1)	—	(1)	1.00	0.01		330,880	0.08	(3)	0.64	0.01
2012	1.00	—	—	—	—	(1)	—		1.00	0.01		395,099	0.05	(3)	0.64	0.01
2011	1.00	—	—	—	—	(1)	—		1.00	0.01		178,037	0.12	(3)	0.64	0.01
2010	1.00	—	—	—	—	(1)	—		1.00	0.04		165,266	0.12	(2)(3)	0.60	0.04
Class C
2014@	$1.00	$—	$—	$—	$—	(1)	$—		$1.00	0.00	%(4)	$16,103	0.04	%(3)	0.83%	0.01%
2014	1.00	—	—	—	—	(1)	—		1.00	0.01		15,446	0.06	(3)	0.84	0.01
2013	1.00	—	—	—	—	(1)	—	(1)	1.00	0.01		5,982	0.08	(3)	0.84	0.01
2012	1.00	—	—	—	—	(1)	—		1.00	0.01		5,924	0.05	(3)	0.84	0.01
2011	1.00	—	—	—	—	(1)	—		1.00	0.01		6,183	0.12	(3)	0.84	0.01
2010	1.00	—	—	—	—	(1)	—		1.00	0.04		8,619	0.12	(2)(3)	0.80	0.04

Amounts designated as ‘‘—’’ are zero or have been rounded to zero.

(1)	Amount represents less than $0.01 per share.
(2)	The expense ratio includes the Treasury Guarantee Program expense. The Fund participated in the Temporary Guarantee Program for Money Market Funds from September 18, 2008 through September 18, 2009. Had the expense been excluded, the expense ratio would have been equal to, or less than, the expense ratio cap figure. See Note 3 for expense ratio cap figure.
(3)	The Distributor and/or Administrator have voluntarily agreed to waive and reduce its fee and/or reimburse certain expenses of the Fund in order to limit the one-day net income yield of the Fund to not less than 0.01% of the Fund’s average daily net assets of the share class. Had these waivers and the Treasury Guarantee Program expense been excluded the ratio would have been at the expense ratio cap figure. See Note 3 for expense ratio cap figure.
(4)	Amount represents less than 0.01%.
*	Per share calculations were performed using average shares.
†	Returns are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
@	For the six month period ended July 31, 2014. All ratios for the period have been annualized.

The accompanying notes are an integral part of the financial statements.

50	SEI Daily Income Trust / Semi-Annual Report / July 31, 2014

	Net Asset Value, Beginning of Period	Net Investment Income*	Net Realized and Unrealized Gains (Losses) on Securities	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate†
Ultra Short Duration Bond Fund
Class A
2014@	$9.35	$0.03	$0.01	$0.04	$(0.04)	$—	$(0.04)	$9.35	0.40%	$260,095	0.38%	0.74%	0.64%	59%
2014	9.37	0.06	—	0.06	(0.08)	—	(0.08)	9.35	0.64	271,221	0.38	0.73	0.63	131
2013	9.26	0.08	0.13	0.21	(0.10)	—	(0.10)	9.37	2.31	241,007	0.38	0.74	0.85	197
2012	9.33	0.10	(0.05)	0.05	(0.12)	—	(0.12)	9.26	0.55	255,002	0.38	0.74	1.08	177
2011	9.24	0.13	0.12	0.25	(0.16)	—	(0.16)	9.33	2.74	465,612	0.38	0.74	1.37	78
2010	8.51	0.24	0.73	0.97	(0.24)	—	(0.24)	9.24	11.58	257,238	0.38	0.75	2.72	73
Short-Duration Government Fund
Class A
2014@	$10.52	$0.04	$(0.02)	$0.02	$(0.05)	$—	$(0.05)	$10.49	0.21%	$762,805	0.48%	0.74%	0.79%	78%
2014	10.62	0.06	(0.06)	0.00	(0.10)	—	(0.10)	10.52	(0.01)	761,739	0.48	0.73	0.56	565
2013	10.72	0.06	0.04	0.10	(0.10)	(0.10)	(0.20)	10.62	0.92	711,100	0.48	0.74	0.55	628
2012	10.59	0.09	0.17	0.26	(0.12)	(0.01)	(0.13)	10.72	2.53	739,126	0.48	0.74	0.85	712
2011	10.52	0.09	0.18	0.27	(0.14)	(0.06)	(0.20)	10.59	2.59	867,313	0.48	0.72	0.84	521
2010	10.25	0.21	0.29	0.50	(0.23)	—	(0.23)	10.52	4.94	377,088	0.48	0.75	2.02	347
Intermediate-Duration Government Fund
Class A
2014@	$11.63	$0.12	$(0.04)	$0.08	$(0.14)	$—	$(0.14)	$11.57	0.67%	$21,839	0.53%	0.80%	2.04%	81%
2014	11.89	0.19	(0.21)	(0.02)	(0.24)	—	(0.24)	11.63	(0.14)	24,713	0.53	0.72	1.64	373
2013	11.91	0.16	0.03	0.19	(0.21)	—	(0.21)	11.89	1.63	37,523	0.53	0.73	1.33	740
2012	11.32	0.17	0.64	0.81	(0.22)	— (1)	(0.22)	11.91	7.22	71,458	0.53	0.74	1.47	726
2011	11.24	0.13	0.39	0.52	(0.19)	(0.25)	(0.44)	11.32	4.62	187,944	0.53	0.72	1.14	590
2010	11.20	0.32	0.41	0.73	(0.32)	(0.37)	(0.69)	11.24	6.61	62,977	0.53	0.76	2.82	213
GNMA Fund
Class A
2014@	$10.50	$0.06	$0.13	$0.19	$(0.08)	$—	$(0.08)	$10.61	1.80%	$110,520	0.63%	0.72%	1.11%	375%
2014	10.70	0.07	(0.09)	(0.02)	(0.18)	—	(0.18)	10.50	(0.14)	158,672	0.63	0.70	0.68	758
2013	10.91	0.09	0.13	0.22	(0.19)	(0.24)	(0.43)	10.70	1.98	304,425	0.63	0.70	0.83	867
2012	10.58	0.02	0.83	0.85	(0.13)	(0.39)	(0.52)	10.91	8.09	243,016	0.63	0.70	0.22	1,515
2011	10.28	0.13	0.49	0.62	(0.16)	(0.16)	(0.32)	10.58	6.06	334,415	0.63	0.70	1.27	1,024
2010	9.84	0.32	0.47	0.79	(0.35)	—	(0.35)	10.28	8.18	198,914	0.63	0.72	3.16	533

Amounts designated as ‘‘—’’ are zero or have been rounded to zero.

(1)	Amount represents less than $0.01 per share.
*	Per share calculations were performed using average shares.
†	Returns and turnover are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
@	For the six month period ended July 31, 2014. All ratios for the period have been annualized.

The accompanying notes are an integral part of the financial statements.

SEI Daily Income Trust / Semi-Annual Report / July 31, 2014	51

Notes to Financial Statements (Unaudited)

July 31, 2014

1. ORGANIZATION

SEI Daily Income Trust (the “Trust”) was organized as a Massachusetts business trust under a Declaration of Trust dated March 15, 1982.

The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end investment company with ten operational Funds: the Money Market, Government, Government II, Prime Obligation, Treasury and Treasury II (each a “Fund,” collectively the “Money Market Funds”), the Ultra Short Duration Bond, Short-Duration Government, Intermediate-Duration Government and GNMA (each a “Fund,” collectively the “Fixed Income Funds”). The Trust is registered to offer: Class A shares of the Funds; Class B and Class C shares of the Money Market, Prime Obligation, Government, Government II, Treasury and Treasury II Funds; Class G shares of the Ultra Short Duration Bond Fund; Class H shares of the Prime Obligation Fund; and Sweep Class shares of the Money Market, Prime Obligation, Government and Treasury Funds. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Funds’ prospectuses provide a description of each Fund’s investment objective and strategies.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds.

Use of Estimates — The preparation of financial statements, in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation — Investment securities of the Money Market Funds are stated at amortized cost, which approximates market value. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income. The Fund’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 of the 1940 Act.

Investment securities of the Fixed Income Funds listed on a securities exchange, market or automated quotation system for which quotations are readily available are valued at the last quoted sale price on the primary exchange or market on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. If available, debt securities are priced based upon valuations provided by independent third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent third-party pricing agent, the Fixed Income Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Trust’s Board of Trustees. The Trust’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Funds’ Board of Trustees. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of July 31, 2014, there were no fair valued securities in the Funds.

In accordance with U.S. GAAP, fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three tier hierarchy has been established to maximize the use of observable and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 — Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified

52	SEI Daily Income Trust / Semi-Annual Report / July 31, 2014

within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the six month period ended July 31, 2014, there have been no significant changes to the Trust’s fair valuation methodologies.

Security Transactions and Investment Income — Security transactions are recorded on the trade date. Costs used in determining net realized capital gains and losses on the sale of securities are on the basis of specific identification. Dividend income is recognized on the ex-dividend date, and interest income is recognized using the accrual basis of accounting. Income from payment-in-kind securities is recorded daily based on the effective interest method of accrual.

Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Trust estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions.

For the Fixed Income Funds, amortization and accretion is calculated using the scientific interest method, which approximates the effective interest method over the holding period of the security. Amortization of premiums and discounts is included in interest income.

For the Money Market Funds, all amortization is calculated using the straight line method over the holding period of the security. Amortization of premiums and accretion of discounts are included in interest income.

Repurchase Agreements — To the extent consistent with its Investment Objective and Strategies, securities pledged as collateral for repurchase agreements are held by each Fund’s custodian bank until the repurchase date of the repurchase agreement. The Funds also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker’s custodian bank in a segregated account until the repurchase date of the repurchase agreement. Provisions of the repurchase agreements and the Trust’s policies require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines, or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

It is the Funds’ policy to present the repurchase agreements contracts separately on the Statements of Assets and Liabilities, as the Funds do not have a master netting agreement with the counterparty to the repurchase agreements contracts. Refer to each Fund’s Schedule of Investments for details regarding repurchase agreements contracts as of July 31, 2014, if applicable.

Futures Contracts — To the extent consistent with its Investment Objective and Strategies, the Fixed Income Funds utilized futures contracts during the six month period ended July 31, 2014. These

Funds’ investments in futures contracts are designed to enable the Funds to more closely approximate the performance of their benchmark indices. The Funds chose to invest in futures contracts for tactical hedging purposes as well as to enhance the Funds’ returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities.

It is the Funds’ policy to present the gross variation margin payable and the gross variation margin receivable of the future contracts separately on the Statements of Assets and Liabilities, as the Funds do not have a master netting agreement with the counterparty to the futures contracts. Refer to each Fund’s Schedule of Investments for details regarding open future contracts as of July 31, 2014, if applicable. The fair value of interest rate futures contracts held in the Fixed Income Funds can be found on the Statements of Assets and Liabilities under the captions Receivable for Variation Margin and Payable for Variation Margin. Only current day’s variation margin is reported within the Statements of Assets and Liabilities. Cumulative appreciation/ depreciation of futures contracts are reported in the respective Fixed Income Funds’ Schedule of Investments. Realized gains or losses on interest rate futures contracts related to the Fixed Income Funds are recognized on the Statements of Operations as part of Net Realized Gain (Loss) on Futures Contracts and any change in unrealized appreciation or depreciation is recognized on the Statements of Operations as Net Unrealized Gain (Loss) on Futures Contracts.

Swap Agreements — To the extent consistent with its Investment Objective and Strategies, a Fund’s investment in swap contracts is mainly used as an efficient means to take and manage risk in the portfolio, including interest rate risk, credit risk and overall yield sensitivity. A swap agreement is a two-party contract under which an agreement is made to exchange returns from predetermined investments or instruments, including a particular interest rate, foreign currency, or “basket” of securities representing a particular index. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an

SEI Daily Income Trust / Semi-Annual Report / July 31, 2014	53

Notes to Financial Statements (Unaudited) (Continued)

July 31, 2014

exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal. Credit-default swaps involve periodic payments by a Fund or counterparty based on a specified rate multiplied by a notional amount assigned to an underlying debt instrument or group of debt instruments in exchange for the assumption of credit risk on the same instruments. In the event of a credit event, usually in the form of a credit rating downgrade, the party receiving periodic payments (i.e. floating rate payer) must pay the other party (i.e. fixed rate payer) an amount equal to the recovery rate used to settle the contracts. The recovery rate is a function of how many credit default swap investors wish to deliver the security or receive the security. The recovery rate is determined through an auction process. Total return swaps allow an investor to benefit from the cash flow without ever actually owning the underlying security. The receiver must pay any decline in value to the payer at the end of the total return swap. However, the investor does not need to make a payment if there is no decline in price. Payments can be made on various indices, bonds (i.e. mortgage backed securities, bank debt and corporate), loans or commodities. The value of a total return swap is equal to the change in value of the underlying asset versus the accrued income payment based on LIBOR or some other form of indices on the notional amount. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal to manage a Fund’s exposure to interest rates. Payments received or made are recorded as realized gains or loss. A Fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after a Fund’s portfolio. In connection with swap agreements securities may be set aside as collateral by a Fund’s custodian. A Fund may enter into swap agreements in order to, among other things, change the maturity or duration of the investment portfolio, to protect a Fund’s value from changes in interest rates, or to expose a Fund to a different security or market.

Swaps are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as an unrealized gain or loss in the Statement of Operations. Net payments of interest are recorded as realized gains or losses.

Entering into swap agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest rates. Risks also arise from potential losses from adverse market movements.

This risk is mitigated by having a master netting arrangement between a Fund and the counterparty and by having the counterparty post collateral to cover a Fund’s exposure to the counterparty. There were no outstanding swap agreements as of July 31, 2014.

Options Written/Purchased — To the extent consistent with its Investment Objective and Strategies, a Fund may invest in financial options contracts to add return or to hedge their existing portfolio securities. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from purchasing or writing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes. Finally, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities. There were no outstanding options contracts as of July 31, 2014.

TBA Purchase Commitments — To the extent consistent with its Investment Objective and Strategies, a Fixed Income Fund may engage in “to be announced” (“TBA”) purchase commitments to purchase securities for a fixed price at a future date. TBA purchase commitments may be considered securities and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, which risk is in addition to the risk of decline in the value of a Fund’s other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under “Security Valuation” above.

Collateralized Debt Obligations — To the extent consistent with its Investment Objective and Strategies, a Fund may invest in collateralized debt obligations (“CDOs”), which include collateralized loan obligations (“CLOs”) and other similarly structured securities. CLOs are a type of asset-backed securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CDOs may charge management fees and administrative expenses.

54	SEI Daily Income Trust / Semi-Annual Report / July 31, 2014

For CDOs, the cashflows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CDO trust typically has a higher rating and lower yield than its underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CDO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CDO securities as a class.

The risks of an investment in a CDO depend largely on its Class and its collateral securities. Normally, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Funds as illiquid securities; however, an active dealer market may exist for CDOs, allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities (e.g., interest rate risk and default risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Funds may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Illiquid Securities — A security is considered illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days or less for its approximate carrying value on the books of a Fund. Valuations of illiquid securities may differ significantly from the values that would have been used had an active market value for these securities existed.

Restricted Securities — Throughout the year, the Funds owned private placement investments that were purchased through private offerings or acquired through initial public offerings that could not be sold without prior registration under the Securities Act of 1933 or pursuant to an exemption there from. In addition, the Funds had generally agreed to further restrictions on the disposition of certain holdings as set forth in various agreements entered into in connection with the purchase of those investments. These investments were valued at amortized cost, which approximates fair value, as determined in accordance with the procedures approved by the Board of Trustees. At July 31, 2014, the Funds did not own any restricted securities.

Classes — Class-specific expenses are borne by that class of shares. Income, expenses, and realized and unrealized gains/losses and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

Expenses — Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Funds are prorated to the Funds on the basis of relative net assets.

Dividends and Distributions to Shareholders — Dividends from net investment income are declared daily and paid monthly. Any net realized capital gains on sales of securities after capital loss carryover are distributed at least annually by the Funds.

Redemption Fees — The Funds charge a redemption fee based on a redemption, or a series of redemptions from a single identifiable source that in the aggregate exceed a specified dollar threshold within any thirty day period, as presented below:

	Dollar Threshold ($ Thousands)	Redemption Fee
Ultra Short Duration Bond Fund	$10,000	0.50%
Short-Duration Government Fund	25,000	0.25%
Intermediate-Duration Government Fund	10,000	0.25%
GNMA Fund	10,000	0.25%

For the six month period ended July 31, 2014, the Fixed Income Funds did not retain any redemption fees. Such fees, if any, are retained by the Fixed Income Funds for the benefit of the remaining shareholders.

3. INVESTMENT ADVISORY, ADMINISTRATION, DISTRIBUTION AND CUSTODIAN AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory, Administration, Distribution and Custodian Agreements — SEI Investments Management Corporation (“SIMC”) serves as each Fund’s investment adviser (the “Adviser”) and “manager of managers” under an investment advisory agreement approved by the shareholders of each Fund. In connection with serving as Adviser, SIMC is entitled to a fee, which is calculated daily and paid monthly, based on the average daily net assets of each Fund.

SEI Investments Global Funds Services (the “Administrator”) provides the Trust with administrative and transfer agency services. For its services, the Administrator is entitled to a fee, which is calculated daily and paid monthly, based on the average daily net assets of each Fund.

SEI Investments Distribution Co. (the “Distributor”), a wholly owned subsidiary of SEI Investments Company (“SEI”) and a registered broker-dealer, acts as the Distributor of the shares of the Trust under a Distribution Agreement. The Trust also has adopted plans under which firms, including the Distributor, that provide shareholder and administrative services may receive compensation thereof. Specific classes of certain funds have also adopted distribution plans, pursuant to Rule 12b-1 under the Investment Company Act of 1940.

Such plans provide fees payable to the Distributor up to the following amounts, calculated as a percentage of the average daily net assets attributable to each particular class of each respective fund.

SEI Daily Income Trust / Semi-Annual Report / July 31, 2014	55

Notes to Financial Statements (Unaudited) (Continued)

July 31, 2014

The Adviser, Administrator and/or Distributor have voluntarily agreed to waive a portion of their fees in order to keep total direct operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes, Trustee fees, prime broker fees, interest and dividend expenses related to short sales and extraordinary expenses not incurred in the ordinary course of the Funds’ business) at a specified level.

The waivers by the Funds’ Adviser, Administrator and/or Distributor are limited to the Funds’ direct operating expenses and, therefore, do not apply to indirect expenses incurred by the Funds, such as acquired fund fees and expenses. The waivers are voluntarily and the Funds’ Adviser, Administrator and/or Distributor may discontinue all or part of any of these waivers at any time. In addition, some Funds may participate in a commission recapture program where the Funds’ trades may be executed through the Funds’ distributor, and a portion of the commissions paid on those trades are then used to pay the Funds’ expenses.

The following is a summary of annual fees payable to the Adviser, Administrator and Distributor and the voluntary expense limitations for each fund:

	Advisory Fees		Administration Fees	Shareholder Servicing Fees	Administrative Service Fees	Distribution Fees*	Voluntary Expense Limitations
Money Market Fund
Class A	0.07%		0.33%	0.25%	—	—	0.18	%(1)
Class B	0.07%		0.33%	0.25%	0.05%	—	0.48	%(1)
Class C	0.07%		0.33%	0.25%	0.25%	—	0.68	%(1)
Sweep Class	0.07%		0.33%	0.25%	—	0.50%	0.93	%(1)
Government Fund
Class A	0.07%		0.24%	0.25%	—	—	0.20	%(3)
Class B	0.07%		0.24%	0.25%	0.05%	—	0.50	%(3)
Class C	0.07%		0.24%	0.25%	0.25%	—	0.70	%(3)
Sweep Class	0.07%		0.24%	0.25%	—	0.50%	0.95	%(1)
Government II Fund
Class A	0.07%		0.19%	0.25%	—	—	0.20	%(2)
Class B	0.07%		0.19%	0.25%	0.05%	—	0.50	%(2)
Class C	0.07%		0.19%	0.25%	0.25%	—	0.70	%(2)
Prime Obligation Fund
Class A	0.07%		0.19%	0.25%	—	—	0.20	%(2)
Class B	0.07%		0.19%	0.25%	0.05%	—	0.50	%(2)
Class C	0.07%		0.19%	0.25%	0.25%	—	0.70	%(2)
Class H	0.07%		0.19%	0.25%	0.18%	—	0.63	%(1)
Sweep Class	0.07%		0.19%	0.25%	—	0.50%	0.95	%(1)
Treasury Fund
Class A	0.07%		0.24%	0.25%	—	—	0.20	%(2)
Class B	0.07%		0.24%	0.25%	0.05%	—	0.50	%(2)
Class C	0.07%		0.24%	0.25%	0.25%	—	0.70	%(2)
Sweep Class	0.07%		0.24%	0.25%	—	0.50%	0.95	%(1)
Treasury II Fund
Class A	0.07%		0.24%	0.25%	—	—	0.20	%(2)
Class B	0.07%		0.24%	0.25%	0.05%	—	0.50	%(2)
Class C	0.07%		0.24%	0.25%	0.25%	—	0.70	%(2)
Ultra Short Duration Bond Fund
Class A	0.10	%(5)	0.35%	0.25%	—	—	0.38	%(4)
Short-Duration Government Fund
Class A	0.09	%(6)	0.35%	0.25%	—	—	0.48	%(4)
Intermediate-Duration Government Fund
Class A	0.09	%(6)	0.35%	0.25%	—	—	0.53	%(4)
GNMA Fund
Class A	0.09	%(6)	0.32%	0.25%	—	—	0.63	%(4)

(1)	Represents a voluntary cap that may be discontinued at any time.
(2)	Represents a contractual cap effective through January 31, 2015, to be changed only by board approval.
(3)	Represents a contractual cap of .25%, .55%, and .75% of Class A, B, and C, respectively, effective through January 31, 2015, to be changed only by Board approval. In addition, management has voluntarily waived fees to a cap of .20%, .50%, and .70% of Class A, B, and C, respectively, that may be discontinued at any time
(4)	Represents a voluntary cap that may be discontinued at anytime.
(5)	The Adviser receives an annual fee equal to .10% on the first $500 million of net assets, .075% of net assets between $500 million and $1 billion and .05% on the net assets in excess of $1 billion for the Ultra Short Duration Bond Fund. The fee is calculated based on the net assets of the Ultra Short Duration Bond Fund.
(6)	The Adviser receives an annual fee equal to .10% on the first $500 million of net assets, .075% of net assets between $500 million and $1 billion and .05% on the net assets in excess of $1 billion for the Short-Duration Government, Intermediate-Duration Government and GNMA Funds. The fee is a blended percentage and is calculated based on the combined assets of these Funds.

*	These payments are characterized as “compensation” and are not directly tied to expenses incurred by the Distributor. The payments the Distributor receives during any year may therefore be higher or lower than its actual expenses. These payments may be used to compensate sweep class shareholders who provide distribution-related services to their customers.

56	SEI Daily Income Trust / Semi-Annual Report / July 31, 2014

The Distributor has voluntarily waived all or a portion of the shareholder servicing fees for Class A of each fund, except for the GNMA Fund, since inception of the plan. Such waivers are voluntary and may be discontinued at any time. For Classes B, C, and H, the shareholder servicing fees and the administrative service fees are shown combined as “Administrative & Shareholder Servicing Fees” in the Statements of Operations. The Administrator and Distributor have voluntarily agreed to waive and reduce their fee and/or reimburse certain expenses of the Money Market Funds in order to limit the one-day net income yield of the Funds to not less than 0.01% of the Funds’ average daily net assets. The following table shows the waivers by class for the six month period ended July 31, 2014 ($ Thousands):

	Administrative & Shareholder Servicing Fee Waiver	Administrative Fee Waiver
Money Market Fund
Class A	$—	$25
Class B	109	12
Class C	66	4
Sweep Class	90	4
Government Fund
Class A	—	1,000
Class B	233	98
Class C	15	4
Sweep Class	275	46
Government II Fund
Class A	—	713
Class B	266	111
Class C	37	9
Prime Obligation Fund
Class A	—	1,009
Class B	136	21
Class C	65	6
Class H	41	1
Sweep Class	14	4
Treasury Fund
Class A	—	81
Class B	152	76
Class C	34	10
Sweep Class	483	96
Treasury II Fund
Class A	—	363
Class B	350	187
Class C	38	12

Pursuant to the “manager of managers” structure, the Board of Trustees approved BofA Advisors, LLC (formerly Columbia Management Advisors, LLC) as sub-adviser to the Money Market Funds, Logan Circle Partners, L.P. serves as a sub-adviser to the Ultra Short Duration Bond Fund and Wellington Management Company, LLP (“Wellington LLP”) serves as sub-adviser to the Fixed Income Funds. Each sub-adviser is party to an investment sub-advisory agreement with the Advisor. For its services to the Funds, the sub-advisers are entitled to receive a fee paid directly by the Adviser.

U.S. Bank, N.A. serves as the custodian of the Funds. The custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold in the Funds.

Other — Certain officers and Trustees of the Trust are also officers and/or Trustees of the Administrator, Adviser, or the Distributor. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim, and committee meetings. The Administrator, Adviser and/or the Distributor pays compensation of Officers and affiliated Trustees.

A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Adviser, Sub-Advisers and service providers as required by SEC regulations. The CCO’s services have been approved by and are reviewed annually by the Board of Trustees.

Interfund Lending — The SEC has granted an exemption that permits the Trust to participate in an interfund lending program (the “Program”) with existing or future investment companies registered under the 1940 Act that are advised by SIMC (the “SEI Funds”). The Program allows the SEI Funds to lend money to and borrow money from each other for temporary or emergency purposes. Participation in the Program is voluntary for both borrowing and lending funds. Interfund loans may be made only when the rate of interest to be charged is more favorable to the lending fund than an investment in overnight repurchase agreements (“Repo Rate”), and more favorable to the borrowing fund than the rate of interest that would be charged by a bank for short-term borrowings (“Bank Loan Rate”). The Bank Loan Rate will be determined using a formula reviewed annually by the SEI Funds Board of Trustees. The interest rate imposed on interfund loans is the average of the Repo Rate and the Bank Loan Rate. For the six month ended July 31, 2014, the Trust has not participated in the Program.

4. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale of securities, other than short-term investments, for the six month ended July 31, 2014, were as follows for the Fixed Income Funds:

	Ultra Short Duration Bond Fund ($Thousands)	Short- Duration Government Fund ($Thousands)	Intermediate- Duration Government Fund ($Thousands)	GMNA Fund ($Thousands)
Purchases
U.S. Government	$48.466	$594,107	$18,945	$483,331
Other	69,051	—	—	—
Sales
U.S. Government	53,940	627,655	21,489	528,497
Other	44,362	217	37	41

5. FEDERAL TAX INFORMATION

It is each Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes and distribute all of its taxable income (including net capital gains). Accordingly, no provision for Federal income taxes is required.

SEI Daily Income Trust / Semi-Annual Report / July 31, 2014	57

Notes to Financial Statements (Unaudited) (Continued)

July 31, 2014

Reclassification of Components of Net Assets — The timing and characterization of certain income and capital gain distributions are determined annually in accordance with Federal tax regulations which may differ from accounting principles generally accepted in the United States. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for the reporting period may differ from distributions during such period. These book/tax differences may be temporary or permanent in nature.

To the extent these differences are permanent, they are charged or credited to Paid-in Capital, undistributed net investment income, or accumulated net realized gain, as appropriate, in the periods that the differences arise.

Accordingly, the following permanent differences, primarily attributable to different treatment for gains and losses on paydowns of mortgage and asset-backed securities for tax purposes, distribution reclassification, expiration of capital losses, non-deductible excise tax and investments in treasury inflationary protected securities have been reclassified to/from the following accounts as of January 31, 2014:

	Paid-in- Capital ($ Thousands)	Undistributed Net Investment Income ($ Thousands)	Accumulated Net Realized Gain (Loss) ($ Thousands)
Government Fund	$(4)	$—	$4
Government II Fund	—	2	(2)
Treasury Fund	(20)	—	20
Treasury II Fund	—	12	(12)
Ultra Short Duration Bond Fund	(1,045)	541	504
Short-Duration Government Fund	—	2,820	(2,820)
Intermediate-Duration Government Fund	—	58	(58)
GNMA Fund	—	2,351	(2,351)

These reclassifications have no impact on net assets or net asset value per share.

The tax character of dividends and distributions during the last two fiscal years was as follows:

		Ordinary Income ($ Thousands)	Long-term Capital Gain ($ Thousands)	Total ($ Thousands)
Money Market Fund	2014	$66	$—	$66
	2013	227	—	227
Government Fund	2014	320	—	320
	2013	265	—	265
Government II Fund	2014	129	—	129
	2013	163	—	163
Prime Obligation Fund	2014	508	—	508
	2013	2,739	—	2,739
Treasury Fund	2014	31	—	31
	2013	38	—	38
Treasury II Fund	2014	73	—	73
	2013	94	—	94
Ultra Short Duration Bond Fund	2014	2,035	—	2,035
	2013	2,657	—	2,657
Short-Duration Government Fund	2014	6,916	—	6,916
	2013	11,946	902	12,848
Intermediate-Duration Government Fund	2014	643	—	643
	2013	1,016	—	1,016
GNMA Fund	2014	3,835	—	3,835
	2013	10,523	950	11,473

As of January 31, 2014, the components of Distributable Earnings/(Accumulated Losses) on a tax basis were as follows:

	Undistributed Ordinary Income ($ Thousands)	Undistributed Long-Term Capital Gain ($ Thousands)	Capital Loss Carryforwards ($ Thousands)	Post-October Losses ($ Thousands)	Other Temporary Differences ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)	Total Earnings/ (Accumulated Losses) ($ Thousands)
Money Market Fund	$4	$—	$—	$—	$(2)	$—	$2
Government Fund	30	—	(32)	—	(30)	—	(32)
Government II Fund	7	—	—	—	(12)	—	(5)
Prime Obligation Fund	39	—	(56)	—	(39)	—	(56)
Treasury Fund	3	—	(5)	—	(3)	—	(5)
Treasury II Fund	17	—	—	—	(6)	—	11
Ultra Short Duration Bond Fund	157	—	(22,894)	(33)	(158)	(211)	(23,139)
Short-Duration Government Fund	1,158	—	(5,154)	(292)	(1,183)	6,673	1,202
Intermediate-Duration Government Fund	112	—	(1,279)	(35)	(53)	330	(925)
GNMA Fund	241	—	(4,869)	(265)	(243)	4,754	(382)

58	SEI Daily Income Trust / Semi-Annual Report / July 31, 2014

At January 31, 2014, the following Funds had capital loss carryforwards to offset future realized capital gains:

	Amount ($ Thousands)	Expiration
Government Fund	$32	1/31/16
Prime Obligation Fund	56	1/31/17
Treasury Fund	5	1/31/15
Ultra Short Duration Bond Fund	1,716	1/31/15
	296	1/31/16
	181	1/31/17
	3,642	1/31/18
	11,895	1/31/19

For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. It is the Funds’ intent that they will not distribute any realized gain distributions until the carryforwards have been offset or expired.

During the fiscal year ended January 31, 2014, the Prime Obligation Fund, Treasury Fund and Intermediate-Duration Government Fund utilized $2,211, $1,857 and $126,696, respectively, of capital loss carryforwards to offset capital gains. During the fiscal year ended January 31, 2014, the Government Fund, Treasury Fund and Ultra Short Duration Bond Fund had expired capital loss carryforwards of $36,588, $20,361 and $1,044,609, respectively.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Losses carried forward under these new provisions are as follows ($ Thousands):

	Short-Term Loss	Long-Term Loss	Total*
Ultra Short Duration Bond Fund	$—	$5,164	$5,164
Short-Duration Government Fund	4,604	550	5,154
Intermediate-Duration Government Fund	988	291	1,279
GNMA	4,532	337	4,869

*	This table should be used in conjunction with the capital loss carryforwards table.

During the fiscal year ended January 31, 2014, the Money Market Funds’ cost of securities for Federal income tax purposes approximates the cost located in the Statements of Assets and Liabilities.

For Federal income tax purposes, the cost of securities owned at January 31, 2014, and net realized gains or losses on securities sold for the period, were different from amounts reported for financial reporting purposes, primarily due to wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Fixed Income Funds at July 31, 2014, were as follows:

	Federal Tax Cost ($ Thousands)	Appreciated Securities ($ Thousands)	Depreciated Securities ($ Thousands)	Net Unrealized Appreciation/ (Depreciation) ($ Thousands)
Ultra Short Duration Bond Fund	$265,998	$803	$(1,008)	$(205)
Short-Duration Government Fund	811,935	6,645	(1,104)	5,541
Intermediate-Duration Government Fund	21,667	503	(160)	343
GNMA Fund	152,707	3,527	(576)	2,951

Management has analyzed the Funds’ tax positions taken on the federal tax returns for all open tax years and has concluded that as of January 31, 2014, no provision for income tax is required in the Funds’ financial statements. The Funds’ federal income and excise tax returns are subject to examination by the IRS for all open tax years under the applicable Statute of Limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

6. INVESTMENT RISKS

In the normal course of business, a Fund may enter into contracts that provide general indemnifications by a Fund to the counterparty to the contract. A Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against a Fund and, therefore, cannot be established; however, based on experience, management believes the risk of loss from such claim is considered remote.

7. RECENT ACCOUNTING PRONOUNCEMENTS

On July 23, 2014, the SEC adopted amendments to the rules that govern money market mutual funds. In part, the amendments will require structural changes to most types of money market funds to one extent or another; however, the SEC provided for an extended 2-year transition period to comply with such structural requirements. At this time, management is evaluating the reforms adopted and the manner for implementing these reforms over time and its impact on the financial statements.

8. SUBSEQUENT EVENTS

The Trust, on behalf of the Funds, has evaluated the need for disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no disclosures and/or adjustments were required to the financial statements.

SEI Daily Income Trust / Semi-Annual Report / July 31, 2014	59

Disclosure of Fund Expenses (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund‘s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund’s costs in two ways:

• Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in your Fund, to estimate the expenses you paid over that period. Simply divide your actual starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that your Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown do not apply to your specific investment.

60	SEI Daily Income Trust / Semi-Annual Report / July 31, 2014

	Beginning Account Value 2/1/14	Ending Account Value 7/31/14	Annualized Expense Ratios	Expenses Paid During Period*
Money Market Fund
Actual Fund Return
Class A	$1,000.00	$1,000.00	0.15%	$0.74
Class B	1,000.00	1,000.00	0.15	0.74
Class C	1,000.00	1,000.00	0.15	0.74
Sweep Class	1,000.00	1,000.00	0.15	0.74
Hypothetical 5% Return
Class A	$1,000.00	$1,024.05	0.15%	$0.75
Class B	1,000.00	1,024.05	0.15	0.75
Class C	1,000.00	1,024.05	0.15	0.75
Sweep Class	1,000.00	1,024.05	0.15	0.75
Government Fund
Actual Fund Return
Class A	$1,000.00	$1,000.10	0.07%	$0.35
Class B	1,000.00	1,000.10	0.07	0.35
Class C	1,000.00	1,000.10	0.07	0.35
Sweep Class	1,000.00	1,000.10	0.07	0.35
Hypothetical 5% Return
Class A	$1,000.00	$1,024.45	0.07%	$0.35
Class B	1,000.00	1,024.45	0.07	0.35
Class C	1,000.00	1,024.45	0.07	0.35
Sweep Class	1,000.00	1,024.45	0.07	0.35
Government II Fund
Actual Fund Return
Class A	$1,000.00	$1,000.00	0.07%	$0.35
Class B	1,000.00	1,000.00	0.07	0.35
Class C	1,000.00	1,000.00	0.07	0.35
Hypothetical 5% Return
Class A	$1,000.00	$1,024.45	0.07%	$0.35
Class B	1,000.00	1,024.45	0.07	0.35
Class C	1,000.00	1,024.45	0.07	0.35
Prime Obligation Fund
Actual Fund Return
Class A	$1,000.00	$1,000.00	0.15%	$0.74
Class B	1,000.00	1,000.00	0.15	0.79
Class C	1,000.00	1,000.00	0.15	0.74
Class H	1,000.00	1,000.00	0.15	0.74
Sweep Class	1,000.00	1,000.00	0.15	0.74
Hypothetical 5% Return
Class A	$1,000.00	$1,024.05	0.15%	$0.75
Class B	1,000.00	1,024.00	0.15	0.80
Class C	1,000.00	1,024.05	0.15	0.75
Class H	1,000.00	1,024.05	0.15	0.75
Sweep Class	1,000.00	1,024.05	0.15	0.75

	Beginning Account Value 2/1/14	Ending Account Value 7/31/14	Annualized Expense Ratios	Expenses Paid During Period*
Treasury Fund
Actual Fund Return
Class A	$1,000.00	$1,000.10	0.05%	$0.25
Class B	1,000.00	1,000.10	0.05	0.25
Class C	1,000.00	1,000.10	0.05	0.25
Sweep Class	1,000.00	1,000.10	0.05	0.25
Hypothetical 5% Return
Class A	$1,000.00	$1,024.55	0.05%	$0.25
Class B	1,000.00	1,024.55	0.05	0.25
Class C	1,000.00	1,024.55	0.05	0.25
Sweep Class	1,000.00	1,024.55	0.05	0.25
Treasury II Fund
Actual Fund Return
Class A	$1,000.00	$1,000.00	0.04%	$0.20
Class B	1,000.00	1,000.00	0.04	0.20
Class C	1,000.00	1,000.00	0.04	0.20
Hypothetical 5% Return
Class A	$1,000.00	$1,024.60	0.04%	$0.20
Class B	1,000.00	1,024.60	0.04	0.20
Class C	1,000.00	1,024.60	0.04	0.20
Ultra Short Duration Bond Fund
Actual Fund Return
Class A	$1,000.00	$1,004.00	0.38%	$1.89
Hypothetical 5% Return
Class A	$1,000.00	$1,022.91	0.38%	$1.91
Short-Duration Government Fund
Actual Fund Return
Class A	$1,000.00	$1,002.10	0.48%	$2.38
Hypothetical 5% Return
Class A	$1,000.00	$1,022.17	0.48%	$2.41
Intermediate-Duration Government Fund
Actual Fund Return
Class A	$1,000.00	$1,006.70	0.53%	$2.64
Hypothetical 5% Return
Class A	$1,000.00	$1,022.17	0.53%	$2.66
GNMA Fund
Actual Fund Return
Class A	$1,000.00	$1,018.40	0.63%	$3.15
Hypothetical 5% Return
Class A	$1,000.00	$1,021.67	0.63%	$3.16

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365.

SEI Daily Income Trust / Semi-Annual Report / July 31, 2014	61

SEI DAILY INCOME TRUST SEMI-ANNUAL REPORT JULY 31, 2014

Robert A. Nesher, Chairman

Trustees

William M. Doran

George J. Sullivan, Jr.

Nina Lesavoy

James M. Williams

Mitchell A. Johnson

Hubert L. Harris, Jr.

Officers

Robert A. Nesher

President and Chief Executive Officer

Peter A. Rodriguez

Controller and Chief Financial Officer

Russell Emery

Chief Compliance Officer

Timothy D. Barto

Vice President, Secretary

David McCann

Vice President, Assistant Secretary

Aaron Buser

Vice President, Assistant Secretary

Stephen G. MacRae

Vice President

Edward McCusker

Anti-Money Laundering Compliance Officer

Privacy Officer

Investment Adviser

SEI Investments Management Corporation

Administrator

SEI Investments Global Funds Services

Distributor

SEI Investments Distribution Co.

Legal Counsel

Morgan, Lewis & Bockius LLP

Independent Registered Public Accounting Firm

KPMG LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

For more information call

1 800 DIAL SEI

(1 800 342 5734)

SEI-F-037 (7/14)

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

Included in Item 1.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

The Registrant has a standing Governance Committee (the “Committee”) currently consisting of the Independent Trustees. The Committee is responsible for evaluating and recommending nominees for election to the Registrant’s Board of Trustees (the “Board”). Pursuant to the Committee’s Charter, adopted on June 18th 2004, as amended, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Registrant’s office.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrants internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the 1940 Act, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Daily Income Trust

By:	/s/ Robert A. Nesher
Robert A. Nesher, President & CEO

Date: October 3, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert A. Nesher
Robert A. Nesher, President & CEO

Date: October 3, 2014

By:	/s/ Peter A. Rodriguez
Peter A. Rodriguez, Controller & CFO

Date: October 3, 2014